Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS — 96.2%
	COMMUNICATIONS — 2.9%
$2,932,500	1236904 B.C. Ltd. First Lien Term Loan, 9.571% (1-Month USD Libor+550 basis points), 3/4/2027[1,2,3,4]	$2,839,629
24,808,239	AG-Twin Brook Communication Services First Lien Term Loan, 10.187% (3-Month USD Sofr+575 basis points), 10/1/2024[2,3,4,5]	24,683,041
	Aspen Opco, LLC
2,840,909	Revolver, 0.500%, 12/1/2027[2,4,6]	2,795,034
21,988,636	First Lien Term Loan, 9.095% (3-Month USD Libor+550 basis points), 12/1/2027[2,3,4]	21,633,562
4,987,437	BrightSign First Lien Term Loan, 10.480% (3-Month USD Libor+575 basis points), 10/14/2027[2,3,4]	4,889,420
	CM Acquisitions Holdings Inc.
813,039	Incremental Term Loan, 8.981% (3-Month USD Libor+600 basis points), 5/6/2025[2,3,4]	792,990
2,607,331	First Lien Term Loan, 8.981% (3-Month USD Libor+600 basis points), 5/6/2025[2,3,4]	2,543,034
298,888	Delayed Draw, 10.250% (3-Month USD Libor+600 basis points), 5/6/2025[2,3,4]	291,517
GBP 1,772,638	CSL DualCom Ltd First Lien Term Loan, 8.710% (6-Month GBP Libor+550 basis points), 9/25/2027[2,3,4,7]	2,094,385
10,000,000	EP Purchaser, LLC Second Lien Term Loan, 11.230% (3-Month USD Libor+650 basis points), 11/4/2029[2,3,4]	9,690,947
	Fingerpaint Marketing, Inc.
1,310,484	Revolver, 0.500%, 12/30/2026[2,4,6]	1,269,638
9,167,014	Delayed Draw, 1.000%, 12/30/2026[2,4,6]	8,881,290
369,624	Revolver, 10.750% (3-Month USD Libor+625 basis points), 12/30/2026[2,3,4]	358,103
5,976,716	Delayed Draw, 10.980% (3-Month USD Libor+625 basis points), 12/30/2026[2,3,4]	5,790,429
8,078,488	First Lien Term Loan, 10.980% (3-Month USD Libor+625 basis points), 12/30/2026[2,3,4]	7,826,692
12,312,280	FuseFX, LLC First Lien Term Loan, 10.187% (1-Month USD Sofr+575 basis points), 10/1/2024[2,3,4,5]	12,250,145
15,000,000	HH Global Finance Limited First Lien Term Loan, 8.531% (3-Month USD Libor+600 basis points), 9/24/2028[2,3,4,5]	14,469,747
	HPS Telecommunications
9,775,000	First Lien Term Loan, 10.730% (3-Month USD Libor+600 basis points), 5/30/2025[2,3,4,5]	9,467,394

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	COMMUNICATIONS (Continued)
$10,000,000	First Lien Term Loan, 10.740% (3-Month USD Libor+635 basis points), 7/23/2026[2,3,4,5]	$9,991,607
	Iconic Purchaser Corporation
1,230,769	Revolver, 0.500%, 11/5/2027[2,4,6]	1,207,136
307,692	Revolver, 9.542% (3-Month USD Libor+550 basis points), 11/5/2027[2,3,4]	301,784
18,323,077	First Lien Term Loan, 9.634% (3-Month USD Libor+550 basis points), 11/5/2028[2,3,4]	17,951,966
13,350,000	KeyImpact Holdings, Inc. First Lien Term Loan, 9.028% (3-Month USD Libor+475 basis points), 6/21/2026[2,3,4]	13,101,002
2,000,000	Lifesize Second Lien Term Loan, 10.807% (3-Month USD Libor+800 basis points), 3/2/2026[2,3,4]	621,000
	MBS Holdings, Inc.
1,271,187	Revolver, 0.500%, 4/6/2027[2,4,6]	1,241,112
13,557,203	First Lien Term Loan, 10.134% (3-Month USD Libor+575 basis points), 4/6/2027[2,3,4]	13,236,461
12,275,823	MBS Services Holdings, LLC First Lien Term Loan, 13.031% (3-Month USD Libor+700 basis points), 2/26/2026[2,3,4]	12,030,306
	Mc Group Ventures Corporation
1,634,615	Delayed Draw, 1.000%, 6/30/2027[2,4,6]	1,607,401
15,192,308	First Lien Term Loan, 9.884% (3-Month USD Libor+550 basis points), 6/30/2027[2,3,4]	14,939,374
7,929,808	Delayed Draw, 9.884% (3-Month USD Libor+550 basis points), 6/30/2027[2,3,4]	7,797,786
	OneCare Media, LLC
1,333,333	Revolver, 0.500%, 9/29/2026[2,4,6]	1,313,805
9,634,144	First Lien Term Loan, 10.884% (3-Month USD Libor+650 basis points), 9/29/2026[2,3,4]	9,493,042
AUD 2,800,000	Permaconn TopCo Pty, Ltd. First Lien Term Loan, 9.116% (3-Month AUD BBSY+650 basis points), 12/8/2027[2,3,4,7]	1,845,946
	Royal Buyer, LLC
191,667	Revolver, 0.500%, 8/31/2028[2,4,6]	187,833
500,000	Delayed Draw, 1.000%, 8/31/2028[2,4,6]	495,000
58,333	Revolver, 10.399% (3-Month USD Sofr+600 basis points), 8/31/2028[2,3,4]	57,167
2,500,000	First Lien Term Loan, 10.399% (3-Month USD Sofr+600 basis points), 8/31/2028[2,3,4]	2,450,000
12,000,000	TA TT Buyer First Lien Term Loan, 8.981% (3-Month USD Sofr+525 basis points), 4/1/2029[2,3,4]	11,693,948

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	COMMUNICATIONS (Continued)
	Trunk Acquisition, Inc.
$2,500,000	Revolver, 0.500%, 2/19/2026[2,4,6]	$2,497,181
1,193,049	Revolver, 0.500%, 2/19/2026[2,4,5,6]	1,191,704
22,331,250	First Lien Term Loan, 10.230% (3-Month USD Libor+600 basis points), 2/19/2027[2,3,4]	22,306,073
7,476,994	Delayed Draw, 10.230% (3-Month USD Libor+550 basis points), 2/19/2027[2,3,4,5]	7,468,564
		287,594,195
	CONSUMER DISCRETIONARY — 8.2%
	A1 Garage Merger Sub, LLC
1,515,152	Revolver, 0.500%, 12/22/2028[2,4,6]	1,469,697
3,439,394	Delayed Draw, 1.000%, 12/22/2028[2,4,6]	3,378,861
727,273	Delayed Draw, 11.124% (3-Month USD Sofr+650 basis points), 12/22/2028[2,3,4]	714,473
9,318,182	First Lien Term Loan, 11.124% (3-Month USD Sofr+650 basis points), 12/22/2028[2,3,4]	9,038,636
	ADS Buyer, Inc.
11,614,412	First Lien Term Loan, 8.953% (3-Month USD Sofr+525 basis points), 12/31/2026[2,3,4]	11,426,862
6,479,113	First Lien Term Loan, 8.759% (3-Month USD Sofr+525 basis points), 12/30/2027[2,3,4]	6,374,488
	AG-Twin Brook Consumer Discretionary
24,714,892	First Lien Term Loan, 11.160% (3-Month USD Sofr+675 basis points), 2/14/2024[2,3,4,5]	24,352,917
9,825,006	First Lien Term Loan, 11.092% (3-Month USD Sofr+625 basis points), 4/22/2026[2,3,4,5]	9,810,789
19,839,884	First Lien Term Loan, 11.092% (3-Month USD Sofr+625 basis points), 4/22/2026[2,3,4,5]	19,811,176
14,887,500	First Lien Term Loan, 10.342% (3-Month USD Sofr+575 basis points), 11/30/2026[2,3,4,5]	14,838,822
23,886,833	First Lien Term Loan, 10.230% (1-Month USD Libor+575 basis points), 12/14/2027[2,3,4,5]	23,655,897
	Archimede
EUR 4,500,000	First Lien Term Loan, 7.452% (3-Month EUR Libor+525 basis points), 10/17/2027[2,3,4,7]	4,688,523
EUR 4,000,000	First Lien Term Loan, 7.452% (6-Month EUR Libor+525 basis points), 10/17/2027[2,3,4,7]	4,167,576
EUR 1,500,000	Delayed Draw, 7.452% (3-Month EUR Libor+525 basis points), 10/27/2027[2,3,4,7]	1,562,841
EUR 2,500,000	First Lien Term Loan, 7.452% (3-Month EUR Libor+525 basis points), 10/27/2027[2,3,4,7]	2,604,735
EUR 4,200,000	First Lien Term Loan, 7.452% (6-Month EUR Libor+525 basis points), 10/27/2027[2,3,4,7]	4,375,955

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
EUR 1,100,000	First Lien Term Loan, 7.452% (6-Month EUR Libor+525 basis points), 10/27/2027[2,3,4,7]	$1,146,083
$10,821,012	Astro Acquisition, LLC First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 9/15/2028[2,3,4,5]	8,804,170
	Auveco Holdings, Inc.
986,842	Revolver, 0.500%, 5/5/2028[2,4,6]	958,554
1,973,684	Delayed Draw, 1.000%, 5/5/2028[2,4,6]	1,917,108
328,947	Revolver, 9.834% (3-Month USD Sofr+575 basis points), 5/5/2028[2,3,4]	319,518
9,187,500	First Lien Term Loan, 9.834% (3-Month USD Sofr+575 basis points), 5/5/2028[2,3,4]	8,924,138
	Bendon
1,800,000	Revolver, 0.750%, 12/11/2025[2,4,6]	1,728,575
12,277,190	First Lien Term Loan, 11.730% (3-Month USD Libor+700 basis points), 12/11/2025[2,3,4]	11,790,026
2,953,969	Chop't Creative Salad Company LLC First Lien Term Loan, 11.321% (1-Month USD Libor+725 basis points), 1/22/2024[2,3,4,5]	2,966,247
	Club Car Wash
2,142,334	Delayed Draw, 1.000%, 6/16/2027[2,4,6]	2,078,064
2,857,666	Delayed Draw, 10.880% (3-Month USD Sofr+650 basis points), 6/16/2027[2,3,4]	2,771,936
	COP Hometown Acquisitions, Inc.
2,009,951	Delayed Draw, 8.243% (3-Month USD Libor+450 basis points), 7/16/2027[2,3,4,5]	1,912,080
3,065,132	Delayed Draw, 8.243% (3-Month USD Libor+450 basis points), 7/16/2027[2,3,4,5]	2,915,882
4,764,534	Delayed Draw, 8.243% (3-Month USD Libor+450 basis points), 7/16/2027[2,3,4,5]	4,532,536
3,145,793	First Lien Term Loan, 8.243% (3-Month USD Libor+450 basis points), 7/16/2027[2,3,4,5]	2,992,616
	Covercraft Parent II
2,225,000	Delayed Draw, 1.000%, 8/20/2027[2,4,6]	2,127,799
2,775,000	Delayed Draw, 9.230% (3-Month USD Libor+450 basis points), 8/20/2027[2,3,4,5]	2,653,772
	Denali Midco 2 LLC
6,000,000	Delayed Draw, 1.000%, 12/22/2027[2,4,6]	5,803,277
1,500,000	Delayed Draw, 10.923% (1-Month USD Sofr+650 basis points), 12/22/2027[2,3,4]	1,450,819
7,500,000	First Lien Term Loan, 10.923% (1-Month USD Sofr+650 basis points), 12/22/2027[2,3,4]	7,254,096
	EAP Holdco, LLC
2,005,426	Revolver, 0.500%, 11/17/2027[2,4,6]	1,973,042

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$989,658	Delayed Draw, 1.000%, 11/17/2027[2,4,6]	$973,677
401,085	Revolver, 10.226% (3-Month USD Libor+550 basis points), 11/17/2027[2,3,4]	394,608
913,530	Delayed Draw, 10.230% (3-Month USD Libor+550 basis points), 11/17/2027[2,3,4]	898,779
19,266,929	First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 11/17/2027[2,3,4]	18,955,805
15,327,861	Evergreen Acqco 1 LP First Lien Term Loan, 10.342% (3-Month USD Libor+550 basis points), 3/26/2028[2,3,4]	14,855,226
	Gateway US Holdings, Inc.
409,091	Revolver, 0.500%, 9/22/2024[2,4,6]	400,532
191,424	Delayed Draw, 1.000%, 9/22/2024[2,4,6]	187,419
6,166,593	Delayed Draw, 11.230% (3-Month USD Sofr+650 basis points), 9/22/2024[2,3,4]	6,037,577
500,000	Revolver, 11.230% (3-Month USD Sofr+650 basis points), 9/22/2024[2,3,4]	489,539
22,556,818	First Lien Term Loan, 11.230% (3-Month USD Sofr+650 basis points), 9/22/2024[2,3,4]	22,084,890
800,000	Delayed Draw, 1.000%, 9/22/2026[2,4,6]	776,608
1,200,000	First Lien Term Loan, 11.230% (3-Month USD Sofr+650 basis points), 9/22/2026[2,3,4]	1,164,913
29,848,101	GSM Acquisition Corp. First Lien Term Loan, 9.300% (3-Month USD Sofr+500 basis points), 11/16/2026[2,3,4]	29,473,712
	GSV Holding, LLC
7,413,421	Delayed Draw, 10.230% (3-Month USD Libor+475 basis points), 4/3/2028[2,3,4,5]	7,256,590
28,828,309	Delayed Draw, 10.230% (3-Month USD Libor+475 basis points), 4/3/2028[2,3,4]	28,218,447
21,106,691	Delayed Draw, 1.000%, 4/30/2028[2,4,6]	20,660,179
17,000,000	Harbor Purchaser, Inc. First Lien Term Loan, 12.823% (1-Month USD Sofr+850 basis points), 4/7/2030[2,3,4,5]	16,577,990
	HPS Consumer Discretionary
4,519,661	First Lien Term Loan, 12.730% (3-Month USD Libor+650 basis points), 10/31/2024[2,3,4,5,8]	3,971,398
5,036,176	First Lien Term Loan, 10.380% (3-Month USD Libor+600 basis points), 6/27/2025[2,3,4,5]	4,813,303
15,485,592	First Lien Term Loan, 11.134% (3-Month USD Libor+675 basis points), 7/26/2026[2,3,4,5]	14,893,779
	HS Spa Holdings, Inc.
303,643	Revolver, 0.500%, 6/2/2028[2,4,6]	295,999
7,786	Revolver, 9.479% (3-Month USD Sofr+575 basis points), 6/2/2028[2,3,4]	7,590

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$2,169,100	First Lien Term Loan, 10.445% (3-Month USD Sofr+575 basis points), 6/2/2029[2,3,4]	$2,114,494
7,168,952	Hudson's Bay Company First Lien Term Loan, 11.717% (3-Month USD Libor+733 basis points), 9/30/2026[2,3,4,5]	6,966,822
14,479,152	HY Cite Enterprises LLC First Lien Term Loan, 12.487% (3-Month USD Libor+800 basis points), 11/1/2026[2,3,4]	14,107,600
14,988,715	Ingenio, LLC First Lien Term Loan, 11.804% (3-Month USD Sofr+700 basis points), 8/3/2026[2,3,4,5]	14,559,059
	Innovetive Petcare, LLC
4,220,317	Delayed Draw, 1.000%, 12/2/2026[2,4,6]	4,183,862
9,745,259	Delayed Draw, 9.339% (1-Month USD Libor+500 basis points), 12/2/2026[2,3,4,5]	9,661,082
	KBP Brands, LLC
3,875,488	Delayed Draw, 1.000%, 5/26/2027[2,4,6]	3,657,674
2,205,886	Delayed Draw, 10.731% (3-Month USD Libor+525 basis points), 5/26/2027[2,3,4]	2,081,908
	KBP Investments LLC
3,444,691	Delayed Draw, 1.000%, 5/26/2027[2,4,6]	3,251,089
23,992,297	Delayed Draw, 9.916% (3-Month USD Libor+550 basis points), 5/26/2027[2,3,4,5]	22,643,855
14,924,604	Leonard Group, Inc. First Lien Term Loan, 10.842% (3-Month USD Sofr+600 basis points), 2/26/2026[2,3,4]	14,838,612
	Mammoth Holdings, LLC
569,954	First Lien Term Loan, 9.820% (3-Month USD Sofr+600 basis points), 10/16/2023[2,3,4]	569,733
1,196,682	First Lien Term Loan, 9.820% (3-Month USD Sofr+600 basis points), 10/16/2023[2,3,4]	1,196,217
958,784	First Lien Term Loan, 9.820% (3-Month USD Sofr+600 basis points), 10/16/2023[2,3,4]	958,412
5,946,989	First Lien Term Loan, 9.820% (3-Month USD Sofr+600 basis points), 10/16/2023[2,3,4]	5,944,680
	Margaritaville Enterprises LLC
312,500	Revolver, 0.500%, 6/17/2027[2,4,6]	304,680
5,108,297	Delayed Draw, 1.000%, 6/17/2027[2,4,6]	4,980,459
10,673,786	First Lien Term Loan, 9.340% (3-Month USD Sofr+475 basis points), 6/17/2027[2,3,4]	10,406,669
	NL1 Acquire Corp.
CAD 418,104	Revolver, 0.500%, 5/26/2026[2,4,6,7]	295,133
CAD 911,896	Revolver, 10.380% (3-Month CAD Libor+550 basis points), 5/26/2026[2,3,4,7]	643,694

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
CAD 1,930,959	Delayed Draw, 1.000%, 5/26/2028[2,4,6,7]	$1,363,035
$1,182,780	Delayed Draw, 1.000%, 5/26/2028[2,4,6]	1,139,969
CAD 1,944,115	Delayed Draw, 10.382% (3-Month CAD Libor+550 basis points), 5/26/2028[2,3,4,7]	1,372,322
235,748	Delayed Draw, 10.230% (3-Month USD Libor+550 basis points), 5/26/2028[2,3,4]	227,215
2,084,250	First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 5/26/2028[2,3,4]	2,008,810
CAD 9,657,750	First Lien Term Loan, 10.382% (3-Month CAD Libor+550 basis points), 5/26/2028[2,3,4,7]	6,817,260
29,656,571	Owl Rock Consumer Discretionary First Lien Term Loan, 9.174% (3-Month USD Libor+550 basis points), 3/26/2026[2,3,4,5]	29,177,674
6,176,471	Penney Borrower LLC First Lien Term Loan, 10.805% (1-Month USD Libor+714 basis points), 12/16/2026[2,3,4,5]	6,052,640
	Quality Automotive Services, LLC
1,477,132	Revolver, 0.500%, 7/16/2027[2,4,5,6]	1,427,394
4,868,138	First Lien Term Loan, 9.595% (3-Month USD Libor+600 basis points), 7/16/2027[2,3,4,5]	4,704,217
3,178,886	Delayed Draw, 10.325% (3-Month USD Libor+600 basis points), 7/16/2027[2,3,4,5]	3,071,846
	Race Winning Brands, Inc.
1,305,774	Revolver, 0.500%, 11/16/2027[2,4,6]	1,271,612
1,819,226	Revolver, 9.630% (3-Month USD Libor+525 basis points), 11/16/2027[2,3,4]	1,771,632
21,710,938	First Lien Term Loan, 9.634% (3-Month USD Libor+525 basis points), 11/16/2027[2,3,4]	21,142,939
4,543,051	First Lien Term Loan, 9.634% (3-Month USD Libor+525 basis points), 11/16/2027[2,3,4]	4,424,196
14,096,470	First Lien Term Loan, 9.634% (3-Month USD Libor+525 basis points), 11/16/2027[2,3,4,5]	13,586,521
1,944,862	RCS Consumer Discretionary First Lien Term Loan, 10.710% (3-Month USD Libor+500 basis points), 6/6/2025[2,3,4,5]	1,908,587
	RefrigiWear, LLC
1,510,184	First Lien Term Loan, 11.000% (3-Month USD Sofr+475 basis points), 11/2/2027[2,3,4]	1,482,016
2,601,896	Revolver, 0.500%, 6/4/2029[2,4,6]	2,553,366
15,580,368	First Lien Term Loan, 10.500% (3-Month USD Sofr+475 basis points), 6/4/2029[2,3,4]	15,289,771
	Regent Holding Company, LLC
1,409,774	Revolver, 0.500%, 2/25/2026[2,4,6]	1,370,562
1,409,774	Revolver, 12.485% (1-Month USD Libor+775 basis points), 2/25/2026[2,3,4]	1,370,562

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
$1,113,722	First Lien Term Loan, 12.485% (1-Month USD Libor+775 basis points), 2/26/2026[2,3,4]	$1,082,744
	Spanx, LLC
10,806,314	Revolver, 0.500%, 11/18/2028[2,4,6]	10,797,245
1,290,306	Revolver, 9.292% (3-Month USD Libor+500 basis points), 11/18/2028[2,3,4]	1,289,223
72,208,877	First Lien Term Loan, 9.639% (3-Month USD Libor+550 basis points), 11/18/2028[2,3,4]	72,355,436
	Spotless Brands, LLC
250,000	Revolver, 0.500%, 6/21/2028[2,4,6]	245,000
2,708,960	Delayed Draw, 10.9153% (3-Month USD Sofr+660 basis points), 6/21/2028[2,3,4]	2,681,871
7,619,220	First Lien Term Loan, 10.710% (3-Month USD Sofr+665 basis points), 6/21/2028[2,3,4]	7,466,835
	Stanton Carpet Corp.
1,189,468	Revolver, 0.500%, 10/1/2026[2,4,6]	1,158,350
304,481	First Lien Term Loan, 9.250% (3-Month USD Sofr+500 basis points), 10/1/2027[2,3,4]	296,515
9,233,795	First Lien Term Loan, 9.730% (3-Month USD Libor+500 basis points), 10/1/2027[2,3,4]	8,992,221
	Summit Buyer, L.L.C.
1,382,979	Revolver, 0.500%, 1/14/2026[2,4,6]	1,348,875
1,898,298	Delayed Draw, 1.000%, 1/14/2026[2,4,6]	1,851,486
3,270,591	Delayed Draw, 1.000%, 1/14/2026[2,4,6]	3,189,939
16,602,447	Delayed Draw, 10.130% (3-Month USD Libor+575 basis points), 1/14/2026[2,3,4]	16,193,034
4,949,538	First Lien Term Loan, 10.134% (3-Month USD Libor+575 basis points), 1/14/2026[2,3,4]	4,827,484
9,900,000	First Lien Term Loan, 10.134% (3-Month USD Libor+575 basis points), 1/14/2026[2,3,4]	9,655,868
	Truck-Lite Co., LLC
9,923,469	First Lien Term Loan, 11.141% (3-Month USD Sofr+625 basis points), 12/13/2026[2,3,4]	9,718,507
218,954	First Lien Term Loan, 11.141% (3-Month USD Sofr+625 basis points), 12/13/2026[2,3,4]	214,432
8,000,000	Woof Holdings, Inc. Second Lien Term Loan, 11.604% (1-Month USD Libor+725 basis points), 12/21/2028[1,2,3,4]	7,392,547
7,481,770	Zips Car Wash, LLC First Lien Term Loan, 11.200% (3-Month USD Sofr+725 basis points), 3/1/2024[2,3,4]	7,332,135
		827,670,773

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER STAPLES — 1.5%
$13,882,104	BCPE North Star US Holdings Co. First Lien Term Loan, 8.730% (1-Month USD Libor+400 basis points), 6/10/2028[2,3,4]	$12,771,536
3,509,909	C.P. Converters, Inc. First Lien Term Loan, 10.243% (3-Month USD Libor+650 basis points), 6/18/2023[2,3,4]	3,506,963
7,142,857	Harvest Hill Beverage Company First Lien Term Loan, 10.423% (1-Month USD Sofr+600 basis points), 8/28/2026[2,3,4]	6,964,286
8,487,400	HPS Consumer Staples First Lien Term Loan, 10.420% (3-Month USD Sofr+600 basis points), 9/1/2026[2,3,4,5]	8,284,409
	JTM Foods, LLC
386,122	Delayed Draw, 0.500%, 5/14/2027[2,4,6]	374,087
447,678	Revolver, 0.500%, 5/14/2027[2,4,6]	433,724
559,597	Revolver, 0.500%, 5/14/2027[2,4,6]	542,155
7,625,909	First Lien Term Loan, 9.89% (3-Month USD Libor+525 basis points), 5/14/2027[2,3,4]	7,388,219
671,517	Revolver, 9.890% (3-Month USD Libor+525 basis points), 5/14/2027[2,3,4]	650,586
772,244	Delayed Draw, 9.980% (3-Month USD Libor+525 basis points), 5/14/2027[2,3,4]	748,174
1,354,225	First Lien Term Loan, 9.980% (3-Month USD Libor+525 basis points), 5/14/2027[2,3,4]	1,312,015
	LJ Perimeter Buyer, Inc.
3,293,977	Delayed Draw, 1.000%, 10/31/2028[2,4,6]	3,244,567
2,215,190	Delayed Draw, 1.000%, 10/31/2028[2,4,6]	2,183,673
11,575,977	First Lien Term Loan, 10.744% (3-Month USD Sofr+650 basis points), 10/31/2028[2,3,4]	11,228,698
7,784,810	First Lien Term Loan, 10.744% (3-Month USD Sofr+650 basis points), 10/31/2028[2,3,4]	7,557,186
24,780,349	Maxor National Pharmacy Services, LLC First Lien Term Loan, 9.980% (3-Month USD Libor+550 basis points), 12/6/2027[2,3,4]	24,415,114
	Nellson Nutraceutical, Inc.
10,997,512	First Lien Term Loan, 10.171% (3-Month USD Sofr+575 basis points), 12/23/2025[2,3,4]	10,667,586
4,002,488	First Lien Term Loan, 10.171% (3-Month USD Sofr+575 basis points), 12/23/2025[2,3,4]	3,882,413
	Purfoods, LLC
2,977,031	Delayed Draw, 10.880% (3-Month USD Libor+625 basis points), 8/12/2026[2,3,4]	2,973,675
4,410,000	First Lien Term Loan, 10.900% (3-Month USD Libor+625 basis points), 8/12/2026[2,3,4]	4,405,028

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER STAPLES (Continued)
	RB Holdings Interco, LLC
$230,847	Revolver, 0.500%, 5/4/2028[2,4,6]	$222,496
2,770,160	Delayed Draw, 1.000%, 5/4/2028[2,4,5,6]	2,683,818
1,154,233	Revolver, 9.582% (3-Month USD Sofr+500 basis points), 5/4/2028[2,3,4,5]	1,112,478
9,210,782	First Lien Term Loan, 9.316% (3-Month USD Sofr+500 basis points), 5/4/2028[2,3,4,5]	8,877,577
5,039,340	Specialty Ingredients, LLC First Lien Term Loan, 10.680% (3-Month USD Sofr+600 basis points), 2/10/2029[2,3,4]	4,938,553
	SWK Buyer, Inc.
736,842	Revolver, 0.500%, 3/11/2029[2,4,6]	732,322
3,070,175	Delayed Draw, 1.000%, 3/11/2029[2,4,6]	3,066,714
13,168,750	First Lien Term Loan, 8.832% (3-Month USD Sofr+535 basis points), 3/11/2029[2,3,4]	13,087,968
491,228	Revolver, 9.210% (3-Month USD Sofr+535 basis points), 3/11/2029[2,3,4]	488,215
4,987,437	Woodland Foods, Inc. First Lien Term Loan, 10.510% (1-Month USD Libor+550 basis points), 12/1/2027[2,3,4]	4,809,511
		153,553,746
	ENERGY — 0.9%
3,436,279	Brock Holdings III, Inc. First Lien Term Loan, 12.110% (3-Month USD Sofr+600 basis points), 11/2/2025[2,3,4]	3,333,190
	Drilling Info Holdings, Inc.
13,893,130	First Lien Term Loan, 8.884% (1-Month USD Libor+450 basis points), 7/30/2025[2,3,4,5]	13,529,660
4,783,546	Second Lien Term Loan, 12.633% (1-Month USD Libor+825 basis points), 7/30/2026[2,3,4]	4,706,760
12,660,120	Floating Infrastructure Holdings Finance LLC First Lien Term Loan, 10.291% (3-Month USD Sofr+575 basis points), 8/15/2027[2,3,4]	12,406,918
	Integrated Power Services
2,730,835	Revolver, 0.500%, 11/22/2027[2,4,5,6]	2,645,719
5,610,315	First Lien Term Loan, 8.884% (3-Month USD Libor+450 basis points), 11/22/2028[2,3,4,5]	5,435,449
	Kene Acquisition, Inc.
15,000,000	First Lien Term Loan, 8.980% (3-Month USD Libor+425 basis points), 8/8/2026[2,3,4]	14,683,888
10,000,000	First Lien Term Loan, 8.980% (3-Month USD Libor+425 basis points), 8/8/2026[2,3,4]	9,789,259
5,706,875	First Lien Term Loan, 8.980% (3-Month USD Libor+425 basis points), 8/10/2026[2,3,4,5]	5,586,607
	Service Compression, LLC
2,372,264	Delayed Draw, 0.500%, 5/6/2027[2,4,6]	2,280,606

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	ENERGY (Continued)
$1,779,000	Delayed Draw, 13.803% (3-Month USD Sofr+800 basis points), 5/6/2027[2,3,4,5,8]	$1,710,264
12,888,261	First Lien Term Loan, 13.803% PIK (3-Month USD Sofr+800 basis points), 5/6/2027[2,3,4,5,8]	12,390,294
65,873	First Lien Term Loan, 13.803%, (3-Month USD Sofr+800 basis points) 5/6/2027[2,3,4]	63,328
		88,561,942
	FINANCIALS — 14.6%
	1364720 B.C. LTD
CAD 2,000,000	Revolver, 0.500%, 9/9/2028[2,4,6,7]	1,460,648
CAD 5,000,000	Delayed Draw, 1.000%, 9/9/2028[2,4,6,7]	3,679,354
CAD 11,500,000	First Lien Term Loan, 9.075% (3-Month CAD Sofr+450 basis points), 9/9/2028[2,3,4,7]	8,398,727
	Alera Group Holdings, Inc.
1,110,001	Delayed Draw, 1.000%, 9/30/2028[2,4,6]	1,087,801
2,200,000	Delayed Draw, 1.000%, 9/30/2028[2,4,6]	2,146,801
24,937,028	First Lien Term Loan, 10.186% (3-Month USD Sofr+600 basis points), 9/30/2028[2,3,4]	24,362,357
24,942,934	Delayed Draw, 10.423% (3-Month USD Sofr+600 basis points), 9/30/2028[2,3,4]	24,852,369
1,412,729	Delayed Draw, 10.686% (3-Month USD Sofr+650 basis points), 9/30/2028[2,3,4]	1,384,474
1,261,365	First Lien Term Loan, 10.686% (3-Month USD Sofr+650 basis points), 9/30/2028[2,3,4]	1,236,138
2,800,000	Delayed Draw, 10.686% (3-Month USD Sofr+650 basis points), 9/30/2028[2,3,4]	2,732,292
2,500,000	First Lien Term Loan, 10.686% (3-Month USD Sofr+650 basis points), 9/30/2028[2,3,4]	2,439,546
	Amba Buyer, Inc.
14,257,915	Delayed Draw, 1.000%, 7/30/2027[2,4,6]	13,849,208
12,413,297	First Lien Term Loan, 9.830% (3-Month USD Sofr+575 basis points), 7/30/2027[2,3,4]	11,995,315
	Amerilife Holdings LLC
2,454,545	Revolver, 0.500%, 8/31/2028[2,4,6]	2,365,751
1,636,364	Delayed Draw, 1.000%, 8/31/2029[2,4,6]	1,593,553
19,636,364	First Lien Term Loan, 10.149% (3-Month USD Sofr+575 basis points), 8/31/2029[2,3,4]	18,926,006
3,272,727	Delayed Draw, 10.149% (3-Month USD Sofr+575 basis points), 8/31/2029[2,3,4]	3,187,107
GBP 10,791,367	Apus Bidco Limited First Lien Term Loan, 7.718% (3-Month GBP Libor+550 basis points), 2/9/2028[2,3,4,7]	12,501,872

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
	AQ Sage Buyer, LLC
$13,463,102	Delayed Draw, 1.000%, 1/25/2027[2,4,6]	$12,976,066
13,647,625	First Lien Term Loan, 10.376% (3-Month USD Sofr+575 basis points), 1/25/2027[2,3,4]	13,085,581
11,268,606	Delayed Draw, 10.296% (3-Month USD Sofr+550 basis points), 1/25/2027[2,3,4]	10,860,957
4,404,912	Delayed Draw, 10.696% (3-Month USD Sofr+550 basis points), 1/25/2027[2,3,4,5]	4,245,562
	AQ Sunshine, Inc.
1,200,000	Revolver, 0.500%, 4/15/2024[2,4,6]	1,159,593
883,333	Revolver, 10.420% (2-Month USD Libor+625 basis points), 4/15/2024[2,3,4]	853,590
12,366,667	Delayed Draw, 1.000%, 4/15/2025[2,4,5,6]	11,950,254
22,808,125	Delayed Draw, 10.420% (2-Month USD Libor+625 basis points), 4/15/2025[2,3,4]	22,040,126
1,374,074	Delayed Draw, 10.690% (3-Month USD Libor+625 basis points), 4/15/2025[2,3,4,5]	1,327,806
	AxiomSL Group, Inc.
731,098	Revolver, 0.500%, 12/3/2025[2,4,6]	719,293
713,267	Delayed Draw, 1.000%, 12/3/2027[2,4,6]	701,749
10,917,439	First Lien Term Loan, 10.134% (3-Month USD Libor+600 basis points), 12/3/2027[2,3,4]	10,741,144
EUR 130,000,000	Castor Finance Holdings Limited First Lien Term Loan, 6.500% PIK (3-Month EUR Libor+500 basis points), 7/5/2030[2,3,4,7,8]	137,529,100
	CC SAG Acquisition Corp.
699,301	Revolver, 0.500%, 6/29/2027[2,4,6]	672,348
1,356,643	Delayed Draw, 1.000%, 6/29/2028[2,4,6]	1,304,355
3,870,900	Delayed Draw, 9.424% (3-Month USD Libor+575 basis points), 6/29/2028[2,3,4]	3,721,706
18,817,745	First Lien Term Loan, 10.480% (3-Month USD Libor+575 basis points), 6/29/2028[2,3,4]	18,092,463
	Cerity Partners, LLC
443,193	Revolver, 0.500%, 7/28/2029[2,4,6]	434,926
1,661,972	Delayed Draw, 10.820% (3-Month USD Sofr+575 basis points), 7/28/2029[2,3,4]	1,639,295
5,539,906	First Lien Term Loan, 11.124% (3-Month USD Sofr+575 basis points), 7/28/2029[2,3,4]	5,436,579
	CFGI Holdings, LLC
1,751,825	Revolver, 0.500%, 11/2/2027[2,4,6]	1,697,223
2,189,781	Delayed Draw, 1.000%, 11/2/2027[2,4,6]	2,137,974
15,937,956	First Lien Term Loan, 9.384% (3-Month USD Libor+525 basis points), 11/2/2027[2,3,4]	15,441,190
	Cherry Bekaert Advisory LLC
1,661,392	Revolver, 0.500%, 6/30/2028[2,4,6]	1,626,246

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$2,648,734	Delayed Draw, 1.000%, 6/30/2028[2,4,5,6]	$2,612,593
2,098,101	Delayed Draw, 9.817% (3-Month USD Sofr+550 basis points), 6/30/2028[2,3,4,5]	2,069,473
712,025	Revolver, 9.823% (3-Month USD Sofr+550 basis points), 6/30/2028[2,3,4,5]	696,962
11,571,598	First Lien Term Loan, 9.823% (3-Month USD Sofr+550 basis points), 6/30/2028[2,3,4,5]	11,326,801
	Credit Connection, LLC
4,950,000	First Lien Term Loan, 10.480% (3-Month USD Libor+575 basis points), 7/30/2026[2,3,4]	4,907,062
4,776,000	First Lien Term Loan, 10.480% (3-Month USD Libor+575 basis points), 7/30/2026[2,3,4]	4,734,571
600,000	Revolver, 0.500%, 7/29/2027[2,4,6]	594,795
9,091,563	Cresset Asset Management, LLC First Lien Term Loan, 12.041% PIK (3-Month USD Sofr+700 basis points), 4/20/2025[2,3,4,8]	8,976,616
EUR 627,356	Dreamstart BidCo First Lien Term Loan, 7.193% (6-Month EUR Libor+600 basis points), 3/30/2027[2,3,4,7]	665,743
	EdgeCo Buyer, Inc.
10,000,000	Delayed Draw, 1.000%, 6/1/2026[2,4,6]	9,738,766
2,487,500	First Lien Term Loan, 8.920% (3-Month USD Libor+475 basis points), 6/1/2026[2,3,4]	2,422,518
	EP Wealth Advisors, LLC
12,600,000	Delayed Draw, 1.000%, 9/4/2026[2,4,6]	12,413,190
5,400,000	First Lien Term Loan, 10.009% (3-Month USD Sofr+575 basis points), 9/4/2026[2,3,4]	5,238,924
	Exegy, Inc.
1,951,784	First Lien Term Loan, 8.727% (3-Month USD Libor+600 basis points), 5/17/2026[2,3,4]	1,903,785
8,882,621	First Lien Term Loan, 10.244% (3-Month USD Libor+600 basis points), 5/17/2026[2,3,4]	8,664,179
	Galway Borrower, LLC
127,566	Delayed Draw, 1.000%, 9/30/2023[2,4,6]	122,632
2,083,655	Delayed Draw, 8.924% (3-Month USD Libor+525 basis points), 9/30/2023[2,3,4]	2,003,061
1,979	Delayed Draw, 8.924% (3-Month USD Libor+525 basis points), 9/30/2023[2,3,4]	1,903
694,552	Revolver, 0.500%, 9/30/2027[2,4,6]	667,687
814,315	Revolver, 0.500%, 9/30/2027[2,4,6]	782,818
879,765	Revolver, 0.500%, 9/30/2027[2,4,6]	845,737
293,856	Revolver, 0.500%, 9/30/2027[2,4,6]	282,490
261,395	Delayed Draw, 1.000%, 9/30/2028[2,4,6]	251,284

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$9,063,899	First Lien Term Loan, 8.921% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	$8,713,316
2,181,551	Delayed Draw, 8.924% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	2,097,171
10,623,421	First Lien Term Loan, 8.924% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	10,212,517
13,865,389	First Lien Term Loan, 8.924% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	13,329,088
617,098	Delayed Draw, 8.924% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	593,229
4,089,046	First Lien Term Loan, 8.924% (3-Month USD Libor+525 basis points), 9/30/2028[2,3,4]	3,930,885
EUR 8,500,000	Groupe Premium First Lien Term Loan, 6.519% (Base Rate+25 basis points), 6/8/2028[2,3,4,7]	9,091,058
	Helibron Midco B.V.
EUR 322,466	First Lien Term Loan, 6.908% (3-Month EUR Libor+500 basis points), 9/17/2026[2,3,4,7]	332,865
EUR 859,908	First Lien Term Loan, 6.908% (3-Month EUR Libor+500 basis points), 9/18/2026[2,3,4,7]	887,637
EUR 8,850,000	First Lien Term Loan, 6.908% (3-Month EUR Libor+500 basis points), 9/18/2026[2,3,4,7]	9,135,385
EUR 4,700,000	First Lien Term Loan, 6.908% (3-Month EUR Libor+500 basis points), 9/18/2026[2,3,4,7]	4,851,561
EUR 25,961,187	HG Genesis 9 Sumoco Limited First Lien Term Loan, 8.990% PIK (3-Month EUR Libor+700 basis points), 3/3/2027[2,3,4,7,8]	27,523,605
	Higginbotham Insurance Agency, Inc.
8,607,500	Delayed Draw, 1.000%, 11/25/2026[2,4,6]	8,517,222
15,354,735	Delayed Draw, 1.000%, 11/25/2026[2,4,6]	15,193,690
6,361,435	Delayed Draw, 9.630% (3-Month USD Libor+550 basis points), 11/25/2026[2,3,4]	6,294,715
11,376,537	Delayed Draw, 9.639% (3-Month USD Libor+550 basis points), 11/25/2026[2,3,4,5]	11,257,217
18,158,519	First Lien Term Loan, 9.639% (3-Month USD Libor+550 basis points), 11/25/2026[2,3,4,5]	17,968,068
	HPS Financials
4,050,379	First Lien Term Loan, 12.174% (3-Month USD Libor+850 basis points), 6/29/2023[2,3,4,5]	4,019,011
EUR 3,570,450	First Lien Term Loan, 6.740% (3-Month EUR Libor+550 basis points), 8/3/2025[2,3,4,5,7]	3,818,726
GBP 4,517,888	First Lien Term Loan, 8.560% (3-Month GBP Libor+550 basis points), 8/3/2025[2,3,4,5,7]	5,457,080
	HPS Specialty Loan Fund V Feeder LP
116,250,000	First Lien Term Loan, 7.735%, 5/14/2031[2,3,4,9]	116,250,000

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$71,250,000	First Lien Term Loan, 7.735%, 5/14/2031[2,4,6]	$71,250,000
EUR 3,700,000	iM Global Partner First Lien Term Loan, 5.475% (3-Month EUR Libor+525 basis points), 4/7/2028[2,3,4,7]	3,839,144
	Integrity Marketing Acquisition, LLC
2,686,356	Revolver, 0.500%, 8/27/2025[2,4,6]	2,478,163
7,495,143	Delayed Draw, 1.000%, 8/27/2025[2,4,6]	7,355,347
33,610,859	Delayed Draw, 10.140% (3-Month USD Sofr+575 basis points), 8/27/2025[2,3,4,5]	32,983,964
2,686,356	First Lien Term Loan, 10.820% (3-Month USD Sofr+0 basis points), 8/27/2025[2,3,4]	2,639,345
	J S Held, LLC
8,433,275	Delayed Draw, 1.000%, 7/1/2025[2,4,6]	8,332,276
2,169,182	Delayed Draw, 9.174% (6-Month USD Libor+550 basis points), 7/1/2025[2,3,4,5]	2,143,203
8,789,535	First Lien Term Loan, 9.174% (6-Month USD Libor+550 basis points), 7/1/2025[2,3,4,5]	8,684,270
9,813,794	Delayed Draw, 9.174% (6-Month USD Libor+550 basis points), 7/1/2025[2,3,4,5]	9,696,262
45,461,412	First Lien Term Loan, 9.174% (6-Month USD Libor+550 basis points), 7/1/2025[2,3,4,5]	44,916,956
	Keystone Agency Investors
8,286,504	Delayed Draw, 1.000%, 5/3/2027[2,4,6]	8,118,092
8,975,349	Delayed Draw, 10.980% (3-Month USD Sofr+600 basis points), 5/3/2027[2,3,4]	8,792,937
5,610,938	Delayed Draw, 10.980% (3-Month USD Sofr+600 basis points), 5/3/2027[2,3,4]	5,496,903
1,667,255	Delayed Draw, 10.980% (3-Month USD Sofr+600 basis points), 5/3/2027[2,3,4]	1,633,370
15,445,796	First Lien Term Loan, 10.980% (3-Month USD Sofr+600 basis points), 5/3/2027[2,3,4]	15,131,881
	KWOR Acquisition, Inc.
1,687,231	Revolver, 0.500%, 12/22/2027[2,4,6]	1,643,090
421,808	Revolver, 11.750% (3-Month USD Libor+525 basis points), 12/22/2027[2,3,4]	410,772
15,313,231	Delayed Draw, 1.000%, 12/22/2028[2,4,5,6]	14,912,608
15,147,116	First Lien Term Loan, 9.633% (3-Month USD Libor+525 basis points), 12/22/2028[2,3,4]	14,750,840
14,460,284	First Lien Term Loan, 9.634% (3-Month USD Libor+525 basis points), 12/22/2028[2,3,4,5,10]	14,081,976
5,906,489	KWOR Intermediate I, Inc. First Lien Term Loan, 10.500% PIK (3-Month USD Libor+975 basis points), 12/21/2029[2,3,4,8]	5,689,976

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
	Mclarens Midco, Inc.
$2,323,351	Revolver, 0.500%, 12/19/2025[2,4,5,6]	$2,274,200
5,321,253	First Lien Term Loan, 9.493% (3-Month USD Libor+575 basis points), 12/19/2025[2,3,4,5]	5,208,682
1,161,675	Revolver, 9.979% (3-Month USD Libor+575 basis points), 12/19/2025[2,3,4,5]	1,137,100
	Oakbridge Insurance Agency LLC
394,253	Revolver, 0.500%, 12/31/2026[2,4,6]	380,253
13,070,690	Delayed Draw, 1.000%, 12/31/2026[2,4,6]	12,606,560
209,195	Revolver, 10.173% (3-Month USD Sofr+575 basis points), 12/31/2026[2,3,4]	201,767
1,801,293	First Lien Term Loan, 10.173% (3-Month USD Sofr+575 basis points), 12/31/2026[2,3,4]	1,737,331
1,968,494	Delayed Draw, 10.515% (3-Month USD Sofr+575 basis points), 12/31/2026[2,3,4]	1,898,595
	Patriot Growth Insurance Services, LLC
2,660,377	Revolver, 0.500%, 10/14/2028[2,4,6]	2,577,457
1,854,545	Delayed Draw, 1.000%, 10/14/2028[2,4,6]	1,796,742
30,625,656	Delayed Draw, 1.000%, 10/14/2028[2,4,6]	30,361,119
24,765,299	First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 10/14/2028[2,3,4]	23,993,396
	Peter C. Foy & Associates Insurance Services, LLC
6,839,286	Delayed Draw, 1.000%, 11/1/2028[2,4,6]	6,801,368
46,628,973	Delayed Draw, 11.124% (3-Month USD Sofr+600 basis points), 11/1/2028[2,3,4]	46,370,457
21,375,000	First Lien Term Loan, 11.124% (3-Month USD Sofr+600 basis points), 11/1/2028[2,3,4,10]	21,134,880
	Petrus Buyer, Inc.
1,923,077	Revolver, 0.500%, 10/17/2029[2,4,6]	1,866,766
5,494,506	Delayed Draw, 1.000%, 10/17/2029[2,4,6]	5,416,095
17,582,418	First Lien Term Loan, 10.699% (6-Month USD Sofr+650 basis points), 10/17/2029[2,3,4]	17,067,574
11,647,556	Regent Holding Company, LLC First Lien Term Loan, 12.485% (1-Month USD Libor+775 basis points), 2/25/2026[1,2,3,4,11,12]	11,323,581
	Riveron Acquisition Holdings, Inc.
4,503,389	First Lien Term Loan, 10.480% (3-Month USD Libor+575 basis points), 5/22/2025[2,3,4]	4,499,610
857,753	First Lien Term Loan, 10.480% (3-Month USD Libor+575 basis points), 5/22/2025[2,3,4]	857,034
3,442,895	First Lien Term Loan, 10.480% (3-Month USD Libor+575 basis points), 5/22/2025[2,3,4]	3,440,006
	RSC Acquisition, Inc.
2,641,633	Delayed Draw, 9.070% (3-Month USD Sofr+550 basis points), 10/30/2026[2,3,4,5]	2,546,071

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$37,262,024	First Lien Term Loan, 9.070% (3-Month USD Sofr+550 basis points), 10/30/2026[2,3,4,5]	$35,914,047
8,410,931	First Lien Term Loan, 9.070% (3-Month USD Sofr+550 basis points), 10/30/2026[2,3,4,5]	8,106,660
2,756,281	First Lien Term Loan, 9.070% (3-Month USD Sofr+550 basis points), 10/30/2026[2,3,4,5]	2,656,570
8,690,549	Revolver, 0.500%, 11/1/2026[2,4,5,6]	8,376,163
15,691,181	First Lien Term Loan, 10.230% (3-Month USD Sofr+550 basis points), 11/1/2026[2,3,4]	15,123,543
2,120,526	Delayed Draw, 1.000%, 5/31/2029[2,4,6]	2,043,815
88,421	Delayed Draw, 9.203% (3-Month USD Sofr+550 basis points), 5/31/2029[2,3,4]	85,222
	Spirit RR Holdings, Inc.
100,316	Revolver, 0.500%, 9/13/2028[2,4,6]	97,307
1,003,165	First Lien Term Loan, 10.384% (1-Month USD Sofr+650 basis points), 9/13/2028[2,3,4]	973,070
217,352	Delayed Draw, 11.180% (3-Month USD Sofr+650 basis points), 9/13/2028[2,3,4]	214,092
1,500,000	StarCompliance Intermediate, LLC First Lien Term Loan, 11.476% (3-Month USD Libor+675 basis points), 1/12/2027[2,3,4]	1,425,161
	The Ultimus Group Midco, LLC
1,424,528	Revolver, 0.500%, 2/1/2024[2,4,5,6]	1,422,922
6,749,000	First Lien Term Loan, 9.230% (3-Month USD Libor+475 basis points), 2/1/2026[2,3,4,5]	6,741,391
	THG Acquisition, LLC
743,884	Revolver, 0.500%, 12/2/2025[2,4,6]	735,596
5,957,020	Delayed Draw, 1.000%, 12/2/2026[2,4,6]	5,890,652
8,288,557	Delayed Draw, 9.778% (3-Month USD Libor+550 basis points), 12/2/2026[2,3,4]	8,196,212
	Turbo Buyer, Inc.
3,000,000	Delayed Draw, 1.000%, 12/2/2025[2,4,6]	2,888,769
1,999,333	Delayed Draw, 11.151% (3-Month USD Libor+600 basis points), 12/2/2025[2,3,4]	1,925,204
4,974,000	Delayed Draw, 11.151% (3-Month USD Libor+600 basis points), 12/2/2025[2,3,4]	4,789,580
4,962,500	First Lien Term Loan, 11.151% (3-Month USD Libor+600 basis points), 12/2/2025[2,3,4]	4,778,506
	Vale Insurance Services LLC
2,419,355	Revolver, 0.500%, 12/1/2027[2,4,6]	2,330,272
22,411,290	First Lien Term Loan, 9.730% (3-Month USD Libor+500 basis points), 12/1/2027[2,3,4]	21,586,085

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
	Wealth Enhancement Group, LLC
$439,990	Revolver, 0.500%, 10/4/2027[2,4,5,6]	$427,378
4,122,568	Delayed Draw, 1.000%, 10/4/2027[2,4,6]	4,014,714
5,208,000	Delayed Draw, 10.212% (3-Month USD Sofr+610 basis points), 10/4/2027[2,3,4,5]	5,058,711
3,702,263	Delayed Draw, 10.212% (3-Month USD Sofr+610 basis points), 10/4/2027[2,3,4,5]	3,605,405
	World Insurance Associates, LLC
10,120,000	Delayed Draw, 1.000%, 4/1/2026[2,4,6]	10,063,894
10,015,101	Delayed Draw, 1.000%, 4/1/2026[2,4,6]	9,702,943
12,295,082	Delayed Draw, 10.330% (3-Month USD Sofr+575 basis points), 4/1/2026[2,3,4]	12,226,917
2,691,393	First Lien Term Loan, 10.330% (3-Month USD Sofr+575 basis points), 4/1/2026[2,3,4]	2,676,472
9,880,000	Delayed Draw, 10.330% (3-Month USD Sofr+575 basis points), 4/1/2026[2,3,4]	9,825,224
9,777,589	Delayed Draw, 10.330% (3-Month USD Sofr+575 basis points), 4/1/2026[2,3,4,5]	9,472,834
		1,473,845,431
	GOVERNMENTS — 0.3%
	Govdelivery Holdings, LLC
356,410	Revolver, 0.500%, 1/29/2027[2,4,6]	349,762
6,053,637	First Lien Term Loan, 9.642% (3-Month USD Libor+650 basis points), 1/29/2027[2,3,4]	5,940,727
8,382,905	Delayed Draw, 9.674% (3-Month USD Libor+650 basis points), 1/29/2027[2,3,4]	8,226,551
179,992	Revolver, 10.642% (3-Month USD Libor+650 basis points), 1/29/2027[2,3,4]	176,635
	LOC Performance Products
3,213,443	Revolver, 0.500%, 12/22/2026[2,4,6]	3,121,819
642,689	Revolver, 9.670% (3-Month USD Libor+525 basis points), 12/22/2026[2,3,4]	624,364
10,439,062	First Lien Term Loan, 9.673% (3-Month USD Libor+525 basis points), 12/22/2026[2,3,4]	10,141,413
		28,581,271
	HEALTH CARE — 18.4%
	123Dentist, Inc.
CAD 6,681,175	Delayed Draw, 1.000%, 8/10/2029[2,4,6,7]	4,886,248
CAD 3,333,333	Delayed Draw, 1.000%, 8/10/2029[2,4,6,7]	2,437,818
CAD 33,405,877	First Lien Term Loan, 10.355% (1-Month CAD Libor+575 basis points), 8/10/2029[2,3,4,7]	24,184,459
CAD 16,666,667	First Lien Term Loan, 10.355% (3-Month CAD Sofr+575 basis points), 8/10/2029[2,3,4,7]	12,065,970

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	AAH Topco, LLC
$423,729	Revolver, 0.500%, 12/22/2027[2,4,6]	$412,643
2,239,038	Delayed Draw, 1.000%, 12/22/2027[2,4,6]	2,197,276
2,125,188	Delayed Draw, 9.544% (1-Month USD Libor+550 basis points), 12/22/2027[2,3,4]	2,085,550
4,087,539	First Lien Term Loan, 9.889% (3-Month USD Libor+550 basis points), 12/22/2027[2,3,4]	3,980,601
	ACI Group Holdings, Inc.
2,451,429	Delayed Draw, 1.000%, 8/2/2028[2,4,6]	2,357,346
1,292,719	Delayed Draw, 10.134% (3-Month USD Libor+575 basis points), 8/2/2028[2,3,4]	1,243,106
10,051,339	First Lien Term Loan, 10.134% (3-Month USD Libor+550 basis points), 8/2/2028[2,3,4]	9,665,583
	ADCS Clinics Intermediate Holdings, LLC
5,433,471	Delayed Draw, 1.000%, 5/7/2027[2,4,6]	5,267,124
2,242,647	Delayed Draw, 11.390% (3-Month USD Libor+650 basis points), 5/7/2027[2,3,4]	2,173,987
10,968,595	First Lien Term Loan, 11.428% (3-Month USD Libor+650 basis points), 5/7/2027[2,3,4]	10,552,522
	ADMA Bilogics, Inc.
3,571,429	Delayed Draw, 1.500%, 3/23/2027[2,4,5,6,8]	3,533,754
22,060,861	First Lien Term Loan, 13.686% PIK (1-Month USD Sofr+950 basis points), 3/23/2027[2,3,4,5,8]	21,897,196
	Advarra Holdings, Inc.
352,200	Delayed Draw, 1.000%, 8/24/2029[2,4,6]	349,118
3,897,800	First Lien Term Loan, 10.149% (3-Month USD Sofr+575 basis points), 8/24/2029[2,3,4]	3,829,589
	AEC Parent Holdings, Inc.
1,123,541	Delayed Draw, 1.000%, 6/13/2029[2,4,5,6]	1,102,585
6,156,749	First Lien Term Loan, 9.453% (3-Month USD Sofr+575 basis points), 6/13/2029[2,3,4,5]	5,980,264
	Affinity Hospice Intermediate Holdings, LLC
2,724,334	Delayed Draw, 1.000%, 12/17/2027[2,4,5,6]	2,659,881
11,181,771	First Lien Term Loan, 9.480% (3-Month USD Libor+475 basis points), 12/17/2027[2,3,4,5]	10,861,242
	AG-Twin Brook Healthcare
7,570,000	Delayed Draw, 10.874% (3-Month USD Libor+650 basis points), 4/2/2024[2,3,4]	7,518,282
12,146,509	First Lien Term Loan, 11.161% (3-Month USD Libor+650 basis points), 4/2/2024[2,3,4]	12,063,525
19,544,667	First Lien Term Loan, 11.381% (3-Month USD Sofr+650 basis points), 5/16/2024[2,3,4,5]	19,424,773
29,512,709	First Lien Term Loan, 10.065% (3-Month USD Sofr+625 basis points), 7/1/2024[2,3,4,5]	29,346,266

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$14,057,588	First Lien Term Loan, 10.980% (3-Month USD Libor+625 basis points), 11/27/2024[2,3,4,5]	$13,974,420
1,684,974	First Lien Term Loan, 10.687% (3-Month USD Sofr+625 basis points), 7/3/2025[2,3,4,5]	1,677,209
19,848,581	First Lien Term Loan, 10.842% (3-Month USD Libor+550 basis points), 9/25/2025[2,3,4,5]	19,673,321
6,913,257	First Lien Term Loan, 10.384% (3-Month USD Libor+600 basis points), 3/5/2026[2,3,4,5]	6,684,626
9,900,173	First Lien Term Loan, 10.437% (3-Month USD Libor+525 basis points), 6/10/2026[2,3,4,5]	9,829,908
CAD 24,750,000	First Lien Term Loan, 8.432% (3-Month CAD Libor+650 basis points), 7/23/2026[2,3,4,5,7]	18,036,740
14,887,500	First Lien Term Loan, 10.937% (3-Month USD Libor+575 basis points), 8/20/2026[2,3,4,5]	14,758,905
24,750,000	First Lien Term Loan, 10.401% (3-Month USD Libor+525 basis points), 9/22/2026[2,3,4,5]	24,408,777
19,850,000	First Lien Term Loan, 10.071% (3-Month USD Libor+600 basis points), 10/8/2026[2,3,4,5]	19,708,390
19,919,707	Delayed Draw, 11.065% (3-Month USD Libor+575 basis points), 10/29/2026[2,3,4,5]	19,712,065
19,800,000	First Lien Term Loan, 10.480% (3-Month USD Libor+575 basis points), 12/14/2026[2,3,4,5]	19,647,630
14,887,500	First Lien Term Loan, 10.730% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4,5]	14,668,347
9,930,556	Delayed Draw, 1.000%, 2/23/2027[2,4,6]	9,828,947
2,211,111	Delayed Draw, 10.842% (3-Month USD Sofr+600 basis points), 2/23/2027[2,3,4]	2,188,487
12,782,986	First Lien Term Loan, 10.842% (3-Month USD Sofr+600 basis points), 2/23/2027[2,3,4]	12,649,859
	AHR Intermediate, Inc.
10,500,000	Delayed Draw, 1.000%, 7/29/2027[2,4,6]	10,396,963
24,438,750	First Lien Term Loan, 10.187% (3-Month USD Sofr+575 basis points), 7/29/2027[2,3,4]	24,077,023
	Alcami Corporation
3,052,838	Revolver, 0.500%, 12/21/2028[2,4,6]	2,945,988
1,908,023	Delayed Draw, 1.000%, 12/21/2028[2,4,6]	1,841,243
22,896,282	First Lien Term Loan, 11.421% (3-Month USD Sofr+710 basis points), 12/21/2028[2,3,4]	22,094,912
5,253,731	Alegeus Technologies Holding Corp. First Lien Term Loan, 10.950% (3-Month USD Libor+825 basis points), 9/5/2024[2,3,4]	5,208,351
11,880,000	American Renal Associates Holdings, Inc. First Lien Term Loan, 10.915% (3-Month USD Libor+625 basis points), 1/29/2027[2,3,4,5]	11,141,932

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$7,860,000	AWC-MH Acquisition First Lien Term Loan, 13.080% (3-Month USD Libor+700 basis points), 10/12/2025[2,3,4]	$4,699,836
	Biocare Medical LLC
2,462,963	Revolver, 0.500%, 12/9/2027[2,4,6]	2,398,527
22,055,556	First Lien Term Loan, 10.134% (3-Month USD Libor+575 basis points), 12/9/2027[2,3,4]	21,478,541
314,815	Revolver, 10.174% (3-Month USD Libor+575 basis points), 12/9/2027[2,3,4]	306,579
12,064,729	Bridges Consumer Healthcare First Lien Term Loan, 10.480% (3-Month USD Libor+575 basis points), 1/20/2027[2,3,4,5]	11,718,890
NZD 6,300,000	Canopy Healthcare Group First Lien Term Loan, 10.195% (3-Month NZD BKBM+550 basis points), 3/18/2027[2,3,4,7]	3,873,076
	Carevet LLC
4,530,505	Delayed Draw, 1.000%, 9/1/2025[2,4,6]	4,418,591
9,900,000	Delayed Draw, 10.884% (3-Month USD Libor+650 basis points), 9/1/2025[2,3,4]	9,655,446
7,619,334	Delayed Draw, 10.884% (3-Month USD Libor+650 basis points), 9/1/2025[2,3,4]	7,431,118
1,333,333	First Lien Term Loan, 16.071% (3-Month USD Libor+1,200 basis points), 9/1/2025[2,3,4]	1,299,061
1,000,000	First Lien Term Loan, 16.383% (3-Month USD Libor+1,200 basis points), 9/1/2025[2,3,4]	974,296
844,677	First Lien Term Loan, 16.384% (3-Month USD Libor+1,200 basis points), 9/1/2025[2,3,4]	822,965
2,534,031	First Lien Term Loan, 16.384% (1-Month USD Libor+1,200 basis points), 9/1/2025[2,3,4]	2,471,434
	CNSI Holdings LLC
1,735,776	Revolver, 0.500%, 12/17/2027[2,4,6]	1,674,771
18,264,224	First Lien Term Loan, 10.586% (3-Month USD Sofr+650 basis points), 12/17/2028[2,3,4]	17,622,312
41,000,000	Color Intermediate, LLC First Lien Term Loan, 10.180% (3-Month USD Sofr+400 basis points), 10/4/2029[2,3,4,10]	40,189,816
	Community Medical Acquisition Corp.
3,683,963	Revolver, 0.500%, 12/15/2027[2,4,6]	3,523,025
4,333,814	Delayed Draw, 1.000%, 12/15/2028[2,4,6]	4,177,035
25,534,367	First Lien Term Loan, 9.519% (3-Month USD Libor+475 basis points), 12/15/2028[2,3,4]	24,418,874
	Connect America.com, LLC
254,803	Revolver, 0.500%, 6/30/2026[2,4,6]	245,458
424,257	Revolver, 11.73% (1-Month USD Libor+700 basis points), 6/30/2026[2,3,4]	408,697

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$7,310,646	First Lien Term Loan, 12.040% (1-Month USD Libor+700 basis points), 6/30/2026[2,3,4]	$7,042,518
	CORA Health Holdings Corp.
5,169,567	Delayed Draw, 0.500%, 6/15/2027[2,4,6]	4,995,496
269,231	Revolver, 0.500%, 6/15/2027[2,4,6]	260,165
500,000	Revolver, 9.282% (3-Month USD Libor+575 basis points), 6/15/2027[2,3,4]	483,164
231,334	Delayed Draw, 10.100% (3-Month USD Libor+575 basis points), 6/15/2027[2,3,4]	223,545
13,656,061	First Lien Term Loan, 10.485% (3-Month USD Libor+575 basis points), 6/15/2027[2,3,4]	13,196,232
	Covaris Intermediate 3, LLC
789,474	Revolver, 0.500%, 1/21/2028[2,4,6]	749,686
5,921,053	Delayed Draw, 1.000%, 1/21/2028[2,4,6]	5,622,645
7,875,000	First Lien Term Loan, 9.165% (3-Month USD Libor+525 basis points), 1/21/2028[2,3,4]	7,478,118
394,737	Revolver, 9.665% (1-Month USD Libor+525 basis points), 1/21/2028[2,3,4]	374,843
	CPF Dental, LLC
1,469,355	Delayed Draw, 1.000%, 8/30/2024[2,4,6]	1,419,879
6,343,247	Delayed Draw, 13.25% (3-Month USD Libor+850 basis points), 8/30/2024[2,3,4,5]	6,129,656
2,875,514	Delayed Draw, 13.250% (3-Month USD Libor+850 basis points), 8/30/2024[2,3,4,5]	2,778,689
5,327,787	First Lien Term Loan, 13.250% (3-Month USD Libor+850 basis points), 8/30/2024[2,3,4,5]	5,148,389
13,895,000	Crossroads Holding, LLC First Lien Term Loan, 8.884% (3-Month USD Libor+425 basis points), 12/23/2027[2,3,4,5]	13,357,555
	D4C Dental Brands, Inc.
428,571	Revolver, 0.500%, 12/30/2026[2,4,6]	428,212
376,771	Delayed Draw, 1.000%, 12/30/2026[2,4,6]	377,961
2,639,203	Delayed Draw, 10.340% (3-Month USD Libor+650 basis points), 12/30/2026[2,3,4]	2,647,536
1,930,724	Delayed Draw, 10.340% (3-Month USD Libor+650 basis points), 12/30/2026[2,3,4]	1,936,820
6,491,518	First Lien Term Loan, 10.670% (3-Month USD Libor+650 basis points), 12/30/2026[2,3,4]	6,512,014
285,714	Revolver, 10.860% (3-Month USD Libor+650 basis points), 12/30/2026[2,3,4]	285,475
	DCA Holdings LLC
178,732	Delayed Draw, 1.000%, 3/12/2027[2,4,6]	170,487
15,870,696	First Lien Term Loan, 10.38629% (3-Month USD Libor+600 basis points), 3/12/2027[2,3,4,5]	15,138,608
3,776,071	Delayed Draw, 9.980% (3-Month USD Libor+600 basis points), 3/12/2027[2,3,4,5]	3,601,887

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	Deca Dental Holdings, LLC
$148,148	Revolver, 0.500%, 8/26/2028[2,4,6]	$145,474
3,333,333	Delayed Draw, 1.000%, 8/26/2028[2,4,6]	3,273,164
1,466,667	Delayed Draw, 10.480% (3-Month USD Libor+575 basis points), 8/26/2028[2,3,4]	1,440,192
962,963	Revolver, 10.480% (3-Month USD Libor+575 basis points), 8/26/2028[2,3,4]	945,581
13,933,333	First Lien Term Loan, 10.480% (3-Month USD Libor+575 basis points), 8/26/2028[2,3,4]	13,681,827
	Dermatopathology Laboratory Of Central States, LLC
10,377,218	First Lien Term Loan, 10.542% (1-Month USD Sofr+575 basis points), 6/1/2028[2,3,4]	10,079,752
6,918,145	First Lien Term Loan, 10.542% (1-Month USD Sofr+575 basis points), 6/1/2028[2,3,4]	6,719,835
	DOCS MSO LLC
967,742	Revolver, 0.500%, 6/1/2028[2,4,6]	940,001
645,161	Revolver, 0.500%, 6/1/2028[2,4,6]	626,668
3,629,032	Delayed Draw, 1.000%, 6/1/2028[2,4,6]	3,543,175
2,419,355	Delayed Draw, 1.000%, 6/1/2028[2,4,6]	2,362,117
	Emmes Blocker, Inc.
11,222,326	Delayed Draw, 1.000%, 7/7/2028[2,4,5,6]	11,069,202
5,487,805	Delayed Draw, 1.000%, 7/7/2028[2,4,6]	5,412,926
16,833,490	First Lien Term Loan, 9.519% (3-Month USD Sofr+550 basis points), 7/7/2028[2,3,4,5]	16,435,236
8,231,707	First Lien Term Loan, 9.519% (3-Month USD Sofr+550 basis points), 7/7/2028[2,3,4]	8,036,958
10,723,125	Ensemble RCM, LLC First Lien Term Loan, 9.194% (3-Month USD Libor+500 basis points), 8/3/2026[2,3,4]	10,308,365
	ERC Holdings, LLC
544,379	Revolver, 0.500%, 11/10/2027[2,4,6]	519,234
2,552,204	Revolver, 0.500%, 11/10/2027[2,4,6]	2,434,319
875,740	Revolver, 10.150% (3-Month USD Libor+550 basis points), 11/10/2027[2,3,4]	835,290
4,105,720	Revolver, 10.150% (3-Month USD Libor+550 basis points), 11/10/2027[2,3,4,5]	3,916,079
2,201,183	Delayed Draw, 1.000%, 11/10/2028[2,4,6]	2,099,512
16,260,592	First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 11/10/2028[2,3,4]	15,509,525
20,000,000	Finthrive Software Intermediate Holdings, Inc. Second Lien Term Loan, 11.134% (3-Month USD Libor+675 basis points), 1/6/2030[2,3,4]	18,997,409
	Fortis Life Sciences, LLC
973,913	Revolver, 0.500%, 9/17/2027[2,4,6]	953,310
11,106,063	Delayed Draw, 1.000%, 9/17/2027[2,4,6]	10,871,114

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$1,460,870	Revolver, 9.077% (3-Month USD Libor+475 basis points), 9/17/2027[2,3,4]	$1,429,965
14,341,207	First Lien Term Loan, 10.250% (3-Month USD Libor+475 basis points), 9/17/2027[2,3,4]	14,037,819
CAD 39,934,210	FYi Eye Care Services and Products, Inc. Delayed Draw, 9.880% (3-Month CAD Libor+450 basis points), 3/4/2027[2,3,4,7]	28,871,179
	HPS Healthcare
9,730,857	First Lien Term Loan, 10.610% (3-Month USD Libor+550 basis points), 6/27/2024[2,3,4,5]	9,722,691
9,825,000	First Lien Term Loan, 10.480% (3-Month USD Libor+575 basis points), 7/2/2025[2,3,4,5]	9,734,488
	Integrated Oncology Network, LLC
83,957	Revolver, 0.500%, 6/24/2024[2,4,6]	83,886
7,459,823	First Lien Term Loan, 9.709% (3-Month USD Sofr+600 basis points), 6/24/2024[2,3,4]	7,453,563
134,701	Revolver, 0.500%, 6/24/2025[2,4,6]	134,588
1,114,395	Delayed Draw, 1.000%, 6/24/2025[2,4,6]	1,113,459
748,672	Delayed Draw, 9.709% (3-Month USD Sofr+600 basis points), 6/24/2025[2,3,4]	748,043
	IvyRehab Intermediate II, LLC
3,837,719	Revolver, 0.500%, 4/21/2029[2,4,6]	3,670,065
4,144,737	Delayed Draw, 1.000%, 4/21/2029[2,4,6]	3,974,046
3,522,067	Delayed Draw, 8.805% (3-Month USD Sofr+485 basis points), 4/21/2029[2,3,4]	3,377,019
23,428,125	First Lien Term Loan, 8.838% (3-Month USD Sofr+485 basis points), 4/21/2029[2,3,4]	22,404,645
	Jayhawk Buyer, LLC
8,965,167	First Lien Term Loan, 9.730% (3-Month USD Libor+500 basis points), 10/15/2026[2,3,4,5]	8,618,403
752,903	First Lien Term Loan, 9.730% (3-Month USD Libor+500 basis points), 10/15/2026[2,3,4,5]	723,781
1,100,112	First Lien Term Loan, 9.730% (3-Month USD Libor+500 basis points), 10/15/2026[2,3,4,5]	1,057,561
	Life Science Intermediate Holdings, LLC
188,281	Revolver, 0.500%, 6/10/2027[2,4,6]	185,656
468,376	Revolver, 0.500%, 6/10/2027[2,4,6]	461,844
1,067,167	Delayed Draw, 1.000%, 6/10/2027[2,4,6]	1,052,285
EUR 6,000,000	Delayed Draw, 1.000%, 6/10/2027[2,4,6,7]	6,333,044
GBP 986,000	Delayed Draw, 1.000%, 6/10/2027[2,4,6,7]	1,175,351
442,176	Delayed Draw, 1.000%, 6/10/2027[2,4,6]	436,010
1,864,169	Delayed Draw, 1.000%, 6/10/2027[2,4,6]	1,838,173
GBP 6,514,000	Delayed Draw, 9.657% (1-Month GBP Sonia+623 basis points), 6/10/2027[2,3,4,7]	7,764,944

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$5,984,154	Delayed Draw, 10.424% (3-Month USD Sofr+600 basis points), 6/10/2027[2,3,4]	$5,900,704
2,885,772	First Lien Term Loan, 10.424% (3-Month USD Sofr+600 basis points), 6/10/2027[2,3,4]	2,845,530
820,052	Revolver, 10.424% (3-Month USD Sofr+600 basis points), 6/10/2027[2,3,4]	808,616
329,651	Revolver, 10.424% (3-Month USD Sofr+600 basis points), 6/10/2027[2,3,4]	325,054
4,686,481	Delayed Draw, 10.518% (3-Month USD Sofr+600 basis points), 6/10/2027[2,3,4]	4,621,127
1,111,621	Delayed Draw, 10.518% (3-Month USD Sofr+600 basis points), 6/10/2027[2,3,4]	1,096,119
	MB2 Dental Solutions, LLC
3,472,222	Delayed Draw, 1.000%, 1/29/2027[2,4,6]	3,441,282
2,777,778	Delayed Draw, 10.423% (3-Month USD Sofr+600 basis points), 1/29/2027[2,3,4]	2,753,025
653,058	Delayed Draw, 10.423% (3-Month USD Sofr+600 basis points), 1/29/2027[2,3,4]	640,701
1,811,218	First Lien Term Loan, 10.423% (3-Month USD Sofr+600 basis points), 1/29/2027[2,3,4]	1,776,947
14,850,000	MedData First Lien Term Loan, 9.384% (3-Month USD Libor+475 basis points), 10/31/2026[2,3,4]	14,275,616
	MedMark Services, Inc.
415,961	Delayed Draw, 1.000%, 6/11/2027[2,4,6]	403,025
3,446,509	Delayed Draw, 1.000%, 6/11/2027[2,4,6]	3,339,323
1,572,100	Delayed Draw, 9.071% (3-Month USD Libor+500 basis points), 6/11/2027[2,3,4]	1,523,208
7,900,000	First Lien Term Loan, 9.071% (3-Month USD Libor+500 basis points), 6/11/2027[2,3,4]	7,654,310
4,528,363	Delayed Draw, 9.730% (3-Month USD Libor+500 basis points), 6/11/2027[2,3,4]	4,387,531
	MN Acquisition, Inc.
2,500,000	Revolver, 0.500%, 8/25/2028[2,4,6]	2,409,561
22,500,000	First Lien Term Loan, 9.922% (1-Month USD Sofr+550 basis points), 8/25/2028[2,3,4]	21,686,049
	Myorthos Management, LLC
9,017,609	Delayed Draw, 9.545% (3-Month USD Sofr+550 basis points), 11/1/2027[2,3,4,5]	8,623,666
4,881,385	First Lien Term Loan, 9.581% (3-Month USD Sofr+550 basis points), 11/1/2027[2,3,4,5]	4,668,137
	National Dentex Labs LLC
16,782	Revolver, 0.500%, 10/23/2025[2,4,6]	16,420
390,805	Delayed Draw, 1.000%, 10/23/2025[2,4,6]	382,361
902,759	Revolver, 11.730% (3-Month USD Libor+700 basis points), 10/23/2025[2,3,4]	883,299

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$2,943,695	Delayed Draw, 12.730% (3-Month USD Libor+700 basis points), 10/23/2025[2,3,4]	$2,880,095
6,891,092	First Lien Term Loan, 12.730% (3-Month USD Libor+700 basis points), 10/23/2025[2,3,4]	6,742,551
523,431	Delayed Draw, 12.730% (3-Month USD Libor+700 basis points), 10/23/2025[2,3,4]	512,122
	Novotech (Australia) Pty Limited
3,125,000	Delayed Draw, 1.000%, 1/14/2028[2,4,6]	3,000,321
16,437,500	First Lien Term Loan, 10.238% (1-Month USD Sofr+575 basis points), 1/14/2028[2,3,4]	15,781,690
AUD 18,543,750	Delayed Draw, 8.831% (6-Month AUD Sofr+525 basis points), 1/14/2028[2,3,4,7]	12,118,422
	OB Hospitalist Group
1,122,137	Revolver, 0.500%, 9/27/2027[2,4,6]	1,099,188
595,420	Revolver, 10.226% (3-Month USD Libor+550 basis points), 9/27/2027[2,3,4]	583,243
13,149,618	First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 9/27/2027[2,3,4]	12,880,694
24,937,028	First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 9/27/2027[2,3,4]	24,427,038
6,982,456	Office Ally First Lien Term Loan, 10.134% (1-Month USD Libor+600 basis points), 12/20/2028[2,3,4]	6,789,294
	OIA Acquisition, LLC
1,928,571	Revolver, 0.500%, 10/19/2027[2,4,6]	1,882,944
459,000	Delayed Draw, 1.000%, 10/19/2027[2,4,6]	448,141
1,373,478	Delayed Draw, 9.730% (3-Month USD Libor+525 basis points), 10/19/2027[2,3,4]	1,340,984
11,144,357	First Lien Term Loan, 9.730% (3-Month USD Libor+525 basis points), 10/19/2027[2,3,4]	10,880,699
	OIS Management Services, LLC
1,423,077	Revolver, 0.500%, 11/16/2028[2,4,6]	1,407,302
4,743,590	Delayed Draw, 1.000%, 11/16/2028[2,4,6]	4,691,007
12,333,333	First Lien Term Loan, 10.330% (3-Month USD Sofr+575 basis points), 11/16/2028[2,3,4]	12,196,617
	Ons Mso, LLC
3,869,029	Revolver, 0.500%, 7/8/2024[2,4,6]	3,738,750
1,658,155	Revolver, 9.483% (3-Month USD Libor+475 basis points), 7/8/2024[2,3,4,5]	1,602,322
	Org USME Buyer, LLC
936,232	Revolver, 0.500%, 11/24/2026[2,4,6]	921,114
743,478	Delayed Draw, 1.000%, 11/24/2026[2,4,6]	731,473
7,229,268	First Lien Term Loan, 10.790% (3-Month USD Sofr+575 basis points), 11/24/2026[2,3,4]	7,112,529

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$5,816,685	First Lien Term Loan, 10.791% (3-Month USD Sofr+575 basis points), 11/24/2026[2,3,4]	$5,722,756
3,348,356	First Lien Term Loan, 10.791% (3-Month USD Sofr+575 basis points), 11/24/2026[2,3,4]	3,294,287
1,195,121	PAW Midco, Inc First Lien Term Loan, 11.500% PIK (Fixed Rate+1,150 basis points), 12/22/2031[2,3,4,8]	1,150,065
	Pediatric Home Respiratory Services, LLC
856,529	Delayed Draw, 1.000%, 12/4/2024[2,4,6]	836,265
4,687,355	First Lien Term Loan, 10.173% (3-Month USD Sofr+575 basis points), 12/4/2024[2,3,4]	4,576,459
1,156,689	Delayed Draw, 10.673% (3-Month USD Sofr+575 basis points), 12/4/2024[2,3,4]	1,129,323
	Pinnacle Dermatology Management, LLC
773,196	Revolver, 0.500%, 5/18/2023[2,4,6]	764,582
1,608,247	Delayed Draw, 1.000%, 5/18/2023[2,4,6]	1,562,147
309,278	Revolver, 8.195% (3-Month USD Libor+575 basis points), 5/18/2023[2,3,4]	305,833
11,319,758	First Lien Term Loan, 9.500% (3-Month USD Libor+575 basis points), 5/18/2023[2,3,4]	10,853,582
934,021	Delayed Draw, 10.548% (3-Month USD Libor+425 basis points), 5/18/2023[2,3,4]	907,247
	Pinnacle Treatment Centers, Inc.
285,714	Revolver, 0.500%, 1/2/2026[2,4,6]	279,286
503,861	Revolver, 0.500%, 1/2/2026[2,4,6]	492,525
336,000	Delayed Draw, 9.821% (3-Month USD Libor+650 basis points), 1/2/2026[2,3,4]	328,440
3,995,338	First Lien Term Loan, 9.821% (3-Month USD Libor+650 basis points), 1/2/2026[2,3,4]	3,905,443
7,045,840	First Lien Term Loan, 9.821% (1-Month USD Libor+650 basis points), 1/2/2026[2,3,4]	6,887,309
277,124	First Lien Term Loan, 9.821% (1-Month USD Libor+650 basis points), 1/2/2026[2,3,4]	270,889
3,000,000	First Lien Term Loan, 10.821% (1-Month USD Libor+650 basis points), 1/2/2026[2,3,4]	2,932,500
592,541	Delayed Draw, 10.934% (1-Month USD Libor+650 basis points), 1/2/2026[2,3,4]	579,209
157,143	First Lien Term Loan, 9.821% (1-Month USD Libor+650 basis points), 11/4/2028[2,3,4]	153,607
	PPV Intermediate Holdings LLC
1,852,796	Revolver, 0.500%, 8/31/2029[2,4,6]	1,818,238
4,619,299	Delayed Draw, 1.000%, 8/31/2029[2,4,6]	4,579,398
685,281	Revolver, 10.070% (3-Month USD Sofr+575 basis points), 8/31/2029[2,3,4]	672,499

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$34,593,980	First Lien Term Loan, 10.140% (3-Month USD Sofr+575 basis points), 8/31/2029[2,3,4]	$33,948,749
5,688,028	First Lien Term Loan, 13.000% (3-Month USD Sofr+575 basis points), 8/31/2029[2,3,4]	5,574,268
1,875,000	Delayed Draw, 1.000%, 8/31/2030[2,4,6]	1,854,110
5,625,000	First Lien Term Loan, 13.000% (Fixed Rate+1,300 basis points), 8/31/2030[2,3,4]	5,491,921
20,312	First Lien Term Loan, 13.000%, 8/31/2030[2,4,6]	19,832
	Premier Imaging, LLC
10,332,779	Delayed Draw, 1.000%, 1/2/2025[2,4,6]	10,191,792
4,862,339	First Lien Term Loan, 10.134% (3-Month USD Libor+575 basis points), 1/2/2025[2,3,4]	4,795,994
2,878,397	First Lien Term Loan, 10.134% (1-Month USD Libor+575 basis points), 1/2/2025[2,3,4]	2,839,123
4,163,810	Delayed Draw, 10.134% (1-Month USD Libor+575 basis points), 1/2/2025[2,3,4]	4,106,997
15,358,153	First Lien Term Loan, 10.134% (1-Month USD Libor+575 basis points), 1/2/2025[2,3,4]	15,148,596
14,962,500	Premise Health Holding Corp. First Lien Term Loan, 8.981% (3-Month USD Sofr+475 basis points), 4/10/2025[2,3,4]	14,618,757
	Q-Centrix LLC
4,898,219	First Lien Term Loan, 9.235% (3-Month USD Libor+450 basis points), 11/30/2024[2,3,4]	4,862,040
835,454	First Lien Term Loan, 9.735% (3-Month USD Libor+500 basis points), 11/30/2024[2,3,4]	829,283
	Raven Buyer, Inc.
1,636,364	Revolver, 0.500%, 2/1/2027[2,4,6]	1,618,133
409,091	Revolver, 10.543% (3-Month USD Sofr+600 basis points), 2/1/2027[2,3,4]	404,533
12,954,545	First Lien Term Loan, 10.549% (3-Month USD Sofr+600 basis points), 2/1/2027[2,3,4]	12,810,216
118,056	RCS Healthcare Revolver, 0.500%, 2/3/2026[2,4,5,6]	117,627
	Redwood MSO, LLC
17,412,082	First Lien Term Loan, 10.687% (1-Month USD Sofr+550 basis points), 7/3/2025[2,3,4,5]	17,331,846
1,283,790	First Lien Term Loan, 10.687% (1-Month USD Sofr+550 basis points), 7/3/2025[2,3,4,5]	1,277,874
	Smile Doctors, LLC
1,130,742	Revolver, 0.500%, 12/23/2027[2,4,6]	1,109,652
1,077,739	Revolver, 10.480% (3-Month USD Libor+575 basis points), 12/23/2027[2,3,4]	1,057,637
10,283,632	Delayed Draw, 1.000%, 12/23/2028[2,4,6]	10,091,827

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$3,091,873	Delayed Draw, 10.480% (3-Month USD Libor+475 basis points), 12/23/2028[2,3,4]	$3,034,205
19,601,148	First Lien Term Loan, 10.480% (3-Month USD Libor+575 basis points), 12/23/2028[2,3,4]	19,235,557
7,803,158	Delayed Draw, 10.480% (3-Month USD Libor+575 basis points), 12/23/2028[2,3,4,5]	7,657,617
39,900,000	Southern Veterinary Partners, LLC First Lien Term Loan, 9.924% (3-Month USD Sofr+550 basis points), 10/5/2027[2,3,4]	39,059,459
GBP 1,797,628	SSCP Pegasus Midco Limited First Lien Term Loan, 9.431% (6-Month GBP Libor+675 basis points), 11/16/2027[2,3,4,7]	2,128,263
	The Smilist Management, Inc.
356,075	Revolver, 0.500%, 12/22/2025[2,4,5,6]	353,149
2,955,422	Delayed Draw, 1.000%, 12/22/2025[2,4,6]	2,931,135
1,780,375	Delayed Draw, 10.923% (1-Month USD Sofr+650 basis points), 12/22/2025[2,3,4,5]	1,765,744
3,218,561	First Lien Term Loan, 10.923% (1-Month USD Sofr+650 basis points), 12/22/2025[2,3,4,5]	3,192,112
3,792,198	Delayed Draw, 10.923% (1-Month USD Sofr+650 basis points), 12/22/2025[2,3,4,5]	3,761,035
605,327	First Lien Term Loan, 10.923% (3-Month USD Sofr+650 basis points), 12/23/2025[2,3,4,5]	600,353
	TheKey, LLC
19,468,737	Delayed Draw, 1.000%, 3/30/2027[2,4,6]	18,813,183
1,509,491	Delayed Draw, 9.423% (3-Month USD Sofr+500 basis points), 3/30/2027[2,3,4,5]	1,458,664
3,316,517	First Lien Term Loan, 9.423% (3-Month USD Sofr+500 basis points), 3/30/2027[2,3,4,5]	3,179,935
	Tivity Health, Inc.
8,039,967	First Lien Term Loan, 10.580% (3-Month USD Sofr+600 basis points), 6/28/2029[2,3,4]	7,831,379
5,000,000	First Lien Term Loan, 10.580% (3-Month USD Sofr+600 basis points), 6/28/2029[2,3,4]	4,920,233
30,000,000	First Lien Term Loan, 10.580% (3-Month USD Sofr+600 basis points), 6/28/2029[2,3,4]	29,521,396
5,000,000	TPC Holdco, LLC Second Lien Term Loan, 9.113% (3-Month USD Sofr+400 basis points), 3/29/2028[2,3,4]	4,780,981
	Troy Gastroenterology, P.C.
2,122,266	Delayed Draw, 0.500%, 11/25/2025[2,4,6]	2,120,485
394,089	Revolver, 0.500%, 11/25/2025[2,4,6]	393,758
2,762,463	Delayed Draw, 9.743% (3-Month USD Libor+600 basis points), 11/25/2025[2,3,4]	2,760,145

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$197,044	Revolver, 9.743% (3-Month USD Libor+600 basis points), 11/25/2025[2,3,4]	$196,879
4,404,310	First Lien Term Loan, 9.743% (3-Month USD Libor+600 basis points), 11/25/2025[2,3,4]	4,400,614
	TurningPoint Healthcare Solutions, LLC
1,816,524	Revolver, 0.500%, 7/14/2027[2,4,5,6]	1,764,453
12,091,871	First Lien Term Loan, 9.134% (3-Month USD Libor+475 basis points), 7/14/2027[2,3,4,5]	11,745,254
13,634,946	U.S. Endo Partners First Lien Term Loan, 9.904% (3-Month USD Libor+500 basis points), 11/1/2027[2,3,4,5]	13,141,693
	United Musculoskeletal Partners Acquisition Holdings, LLC
1,724,138	Revolver, 0.500%, 7/15/2028[2,4,6]	1,691,980
3,600,543	Delayed Draw, 1.000%, 7/15/2028[2,4,6]	3,567,762
1,920,290	Delayed Draw, 10.070% (1-Month USD Sofr+575 basis points), 7/15/2028[2,3,4]	1,902,806
3,131,250	First Lien Term Loan, 10.086% (1-Month USD Sofr+575 basis points), 7/15/2028[2,3,4]	3,071,400
8,275,862	First Lien Term Loan, 10.090% (1-Month USD Sofr+575 basis points), 7/15/2028[2,3,4]	8,121,504
7,000,000	UroGPO, LLC First Lien Term Loan, 10.028% (3-Month USD Libor+575 basis points), 12/15/2026[2,3,4]	6,994,125
	Urology Management Holdings, Inc.
1,190,476	Revolver, 0.500%, 6/15/2026[2,4,5,6]	1,147,410
1,287,014	Delayed Draw, 1.000%, 6/15/2026[2,4,6]	1,240,456
13,534,564	Delayed Draw, 9.420% (3-Month USD Libor+525 basis points), 6/15/2026[2,3,4]	13,044,943
5,061,742	First Lien Term Loan, 9.420% (3-Month USD Libor+525 basis points), 6/15/2026[2,3,4]	4,878,630
1,489,164	First Lien Term Loan, 9.420% (3-Month USD Libor+525 basis points), 6/15/2026[2,3,4,5]	1,435,293
1,553,192	Delayed Draw, 9.420% (3-Month USD Libor+525 basis points), 6/15/2026[2,3,4,5]	1,497,004
6,543,971	First Lien Term Loan, 9.420% (3-Month USD Libor+525 basis points), 6/15/2026[2,3,4,5]	6,307,239
13,095,486	USHV Management, LLC First Lien Term Loan, 10.045% (3-Month USD Libor+500 basis points), 12/23/2027[2,3,4,5]	12,556,181
	Vardiman Black Holdings, LLC
3,334,994	Delayed Draw, 1.000%, 3/18/2027[2,4,6]	3,276,683
33,770,291	Delayed Draw, 10.120% (3-Month USD Sofr+700 basis points), 3/18/2027[2,3,4]	33,179,839

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$10,176,136	First Lien Term Loan, 11.434% (3-Month USD Sofr+700 basis points), 3/18/2027[2,3,4]	$9,998,213
	Vermont Aus Pty Ltd.
AUD 10,835,680	First Lien Term Loan, 9.065% (3-Month AUD BBSY+575 basis points), 3/23/2028[2,3,4,7]	7,065,249
7,956,269	First Lien Term Loan, 10.230% (3-Month USD Sofr+565 basis points), 3/23/2028[2,3,4]	7,621,626
	Vital Care Buyer, LLC
1,481,481	Revolver, 0.500%, 10/19/2025[2,4,6]	1,447,174
5,528,185	First Lien Term Loan, 9.980% (3-Month USD Libor+550 basis points), 10/19/2025[2,3,4]	5,400,165
296,296	Revolver, 11.750% (Prime Rate+425 basis points), 10/19/2025[2,3,4]	289,435
	Web P.T., Inc.
950,893	Revolver, 0.500%, 1/18/2028[2,4,6]	929,586
361,607	Revolver, 11.235% (3-Month USD Libor+675 basis points), 1/18/2028[2,3,4]	353,505
9,000,000	First Lien Term Loan, 11.485% (3-Month USD Libor+675 basis points), 1/18/2028[2,3,4]	8,798,340
	Xeris Pharmaceuticals, Inc.
8,333,333	Delayed Draw, 2.000% (3-Month USD Sofr+900 basis points), 3/8/2027[2,3,4,5]	8,162,972
16,666,667	First Lien Term Loan, 13.811% (3-Month USD Sofr+900 basis points), 3/8/2027[2,3,4,5]	16,236,916
	Xifin, Inc.
2,055,992	Revolver, 0.500%, 2/6/2026[2,4,6]	1,976,468
1,649,591	Delayed Draw, 1.000%, 2/6/2026[2,4,5,6]	1,585,787
10,131,929	First Lien Term Loan, 10.134% (3-Month USD Libor+575 basis points), 2/6/2026[2,3,4,5]	9,740,035
85,666	Revolver, 11.000% (3-Month USD Libor+575 basis points), 2/6/2026[2,3,4,5]	82,353
	Zavation Medical Products, LLC
1,094,595	Revolver, 0.500%, 6/30/2027[2,4,6]	1,063,218
932,432	Revolver, 9.226% (3-Month USD Libor+450 basis points), 6/30/2027[2,3,4]	905,704
12,810,811	First Lien Term Loan, 9.230% (3-Month USD Libor+450 basis points), 6/30/2027[2,3,4]	12,443,585
		1,860,051,566
	INDUSTRIALS — 21.1%
4,354,866	3SI Holdco, Inc. First Lien Term Loan, 11.238% (3-Month USD Libor+575 basis points), 6/16/2023[2,3,4]	4,262,739
	Accurus Aerospace Corporation
7,980,000	First Lien Term Loan, 10.773% (3-Month USD Libor+575 basis points), 4/5/2028[2,3,4]	7,783,215

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$1,995,000	First Lien Term Loan, 10.773% (3-Month USD Libor+575 basis points), 4/5/2028[2,3,4]	$1,945,804
14,867,344	Aero Operating LLC Incremental Term Loan, 13.238% (1-Month USD Libor+700 basis points), 2/7/2026[2,3,4]	14,143,411
7,293,750	AG-Twin Brook Aerospace First Lien Term Loan, 10.420% (1-Month USD Libor+625 basis points), 12/6/2024[2,3,4,5]	7,020,399
	AG-Twin Brook Industrials
17,760,000	Delayed Draw, 1.000%, 1/17/2026[2,4,6]	17,661,193
2,238,400	Delayed Draw, 9.070% (3-Month USD Libor+500 basis points), 1/17/2026[2,3,4]	2,225,947
	Air Comm Corporation, LLC
2,223,265	Revolver, 0.500%, 7/1/2027[2,4,6]	2,181,797
1,089,691	Revolver, 0.500%, 7/1/2027[2,4,6]	1,069,366
9,056,707	Delayed Draw, 10.230% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	8,887,786
215,760	Revolver, 10.230% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	211,735
13,246,951	First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	12,999,875
13,720,114	Delayed Draw, 10.230% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	13,464,213
94,520	Revolver, 10.230% (3-Month USD Libor+550 basis points), 7/1/2027[2,3,4]	92,757
29,608,047	Airnov, Inc. First Lien Term Loan, 9.753% (3-Month USD Libor+500 basis points), 12/19/2025[2,3,4]	29,539,087
	Any Hour, LLC
1,598,947	Revolver, 0.500%, 7/21/2027[2,4,6]	1,565,121
6,633,333	Delayed Draw, 10.173% (3-Month USD Sofr+525 basis points), 7/21/2027[2,3,4]	6,493,005
401,053	Revolver, 10.173% (3-Month USD Sofr+525 basis points), 7/21/2027[2,3,4]	392,569
6,637,600	Delayed Draw, 10.173% (3-Month USD Sofr+525 basis points), 7/21/2027[2,3,4]	6,497,182
9,986,417	Delayed Draw, 10.173% (3-Month USD Sofr+525 basis points), 7/21/2027[2,3,4]	9,775,154
11,220,000	First Lien Term Loan, 10.173% (3-Month USD Sofr+525 basis points), 7/21/2027[2,3,4]	10,982,641
	Apex Service Partners, LLC
750,000	Revolver, 0.500%, 7/31/2025[2,4,6]	736,011
2,470,967	Delayed Draw, 9.419% (3-Month USD Libor+550 basis points), 7/31/2025[2,3,4]	2,424,879
6,732,000	First Lien Term Loan, 9.419% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	6,606,438

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$987,306	First Lien Term Loan, 9.459% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	$968,891
4,989,800	Delayed Draw, 9.608% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	4,896,733
9,339,866	First Lien Term Loan, 9.670% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	9,165,663
10,106,316	Delayed Draw, 9.710% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	9,917,818
1,250,000	Revolver, 10.007% (3-Month USD Libor+525 basis points), 7/31/2025[2,3,4]	1,226,686
9,230,769	First Lien Term Loan, 12.500% PIK (Fixed Rate+1,250 basis points), 7/31/2025[2,3,4,8]	8,919,949
186,512	First Lien Term Loan, 12.500%, 7/31/2025[2,4,6]	180,232
3,816,622	Aptean, Inc. First Lien Term Loan, 8.985% (3-Month USD Libor+425 basis points), 4/23/2026[2,3,4]	3,664,240
	Ardurra Group LLC
4,851,240	Delayed Draw, 11.923% (1-Month USD Libor+750 basis points), 9/1/2025[2,3,4]	4,687,310
8,311,791	First Lien Term Loan, 11.923% (1-Month USD Libor+750 basis points), 9/1/2025[2,3,4]	8,030,924
1,704,095	First Lien Term Loan, 11.923% (1-Month USD Libor+750 basis points), 9/1/2025[2,3,4]	1,646,511
6,750,000	First Lien Term Loan, 11.923% (1-Month USD Libor+750 basis points), 9/1/2025[2,3,4]	6,521,908
	Armada Parent, Inc.
2,383,333	Revolver, 0.500%, 10/29/2027[2,4,6]	2,344,131
1,000,000	Delayed Draw, 1.000%, 10/29/2027[2,4,6]	983,551
16,667	Revolver, 9.424% (3-Month USD Libor+575 basis points), 10/29/2027[2,3,4,5]	16,393
1,000,000	Delayed Draw, 10.134% (3-Month USD Libor+575 basis points), 10/29/2027[2,3,4,5]	983,551
19,850,000	First Lien Term Loan, 10.134% (3-Month USD Libor+575 basis points), 10/29/2027[2,3,4,5]	19,523,497
	Arrowhead Holdco Company
EUR 15,000,000	First Lien Term Loan, 7.027% (3-Month EUR Libor+500 basis points), 8/31/2028[2,3,4,7]	15,750,124
4,962,406	First Lien Term Loan, 9.049% (3-Month USD Sofr+450 basis points), 8/31/2028[2,3,4,5]	4,857,426
	AWT Merger Sub, Inc.
928,571	Revolver, 0.500%, 12/17/2026[2,4,6]	913,577
2,484,107	Delayed Draw, 10.604% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	2,443,994
142,857	Revolver, 10.604% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	140,550

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$6,316,071	First Lien Term Loan, 10.604% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	$6,214,079
2,416,443	Delayed Draw, 10.854% (3-Month USD Libor+575 basis points), 12/17/2026[2,3,4]	2,377,422
	Beacon Mobility Corp.
1,000,000	Revolver, 0.500%, 5/22/2024[2,4,6]	979,346
4,911,372	Delayed Draw, 9.921% (3-Month USD Libor+550 basis points), 5/22/2024[2,3,4]	4,809,931
17,560,057	Delayed Draw, 9.989% (3-Month USD Libor+550 basis points), 5/22/2024[2,3,4]	17,197,366
2,237,453	First Lien Term Loan, 9.989% (3-Month USD Libor+550 basis points), 5/22/2024[2,3,4]	2,191,240
	Blackbird Purchaser, Inc.
10,713,282	Delayed Draw, 1.000%, 4/8/2026[2,4,6]	10,379,362
13,265,557	First Lien Term Loan, 8.884% (3-Month USD Libor+450 basis points), 4/8/2026[2,3,4]	12,752,458
	BlueHalo Global Holdings, LLC
100,840	Revolver, 0.500%, 10/31/2025[2,4,6]	98,029
1,184,874	Revolver, 10.650% (3-Month USD Libor+600 basis points), 10/31/2025[2,3,4]	1,151,846
17,208,552	First Lien Term Loan, 10.730% (3-Month USD Libor+600 basis points), 10/31/2025[2,3,4]	16,728,875
14,925,000	BP Purchaser, LLC First Lien Term Loan, 10.235% (3-Month USD Libor+550 basis points), 12/10/2028[2,3,4]	13,941,197
	BradyIFS Holdings LLC
3,760,262	Delayed Draw, 1.000%, 11/22/2025[2,4,6]	3,685,056
3,006,439	First Lien Term Loan, 11.407% (3-Month USD Sofr+675 basis points), 11/22/2025[2,3,4]	2,946,310
	British Engineering Services Holdco Limited
GBP 950,968	Revolver, 9.219% (3-Month GBP Libor+703 basis points), 12/2/2027[2,3,4,7]	1,114,366
GBP 396,237	First Lien Term Loan, 9.219% (3-Month GBP Libor+703 basis points), 12/2/2027[2,3,4,7]	464,320
	Caldwell & Gregory LLC
14,981,250	Delayed Draw, 10.342% (3-Month USD Sofr+550 basis points), 12/5/2023[2,3,4]	14,875,224
14,884,337	First Lien Term Loan, 10.342% (3-Month USD Sofr+550 basis points), 12/5/2023[2,3,4]	14,778,997
6,371,638	Captive Resources Midco, LLC First Lien Term Loan, 10.073% (3-Month USD Sofr+550 basis points), 7/1/2029[2,3,4,8]	6,251,090
	CC WDW Borrower, Inc.
1,631,196	Delayed Draw, 1.000%, 1/27/2028[2,4,6]	1,605,236

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$3,262,391	First Lien Term Loan, 10.954% (3-Month USD Sofr+675 basis points), 1/27/2028[2,3,4]	$3,165,552
11,969,925	CGI Parent, LLC First Lien Term Loan, 8.818% (3-Month USD Libor+450 basis points), 2/14/2028[2,3,4]	11,806,599
	Citrin Cooperman Advisors, LLC
16,824,242	Delayed Draw, 1.000%, 10/1/2027[2,4,6]	16,570,646
2,503,608	Delayed Draw, 1.000%, 10/1/2027[2,4,6]	2,406,770
3,440,512	Delayed Draw, 9.038% (3-Month USD Sofr+500 basis points), 10/1/2027[2,3,4,5]	3,307,436
6,145,588	First Lien Term Loan, 9.209% (6-Month USD Sofr+500 basis points), 10/1/2027[2,3,4]	6,140,431
2,633,824	Delayed Draw, 9.534% (6-Month USD Sofr+500 basis points), 10/1/2027[2,3,4]	2,631,613
23,120,242	Delayed Draw, 9.534% (3-Month USD Libor+500 basis points), 10/1/2027[2,3,4]	22,771,745
	Colonial Bag, LLC
4,426,168	First Lien Term Loan, 8.571% (3-Month USD Libor+450 basis points), 9/3/2025[2,3,4]	4,399,017
9,875,000	Incremental Term Loan, 9.753% (3-Month USD Libor+500 basis points), 9/3/2025[2,3,4]	9,814,423
	Comar Holding Company, LLC
4,897,759	First Lien Term Loan, 10.480% (3-Month USD Libor+625 basis points), 6/18/2024[2,3,4]	4,837,062
776,043	Delayed Draw, 11.750% (3-Month USD Libor+625 basis points), 6/18/2024[2,3,4]	766,426
	Continental Acquisition Holdings, Inc.
7,211,607	First Lien Term Loan, 10.424% (3-Month USD Libor+675 basis points), 1/20/2027[2,3,4]	7,038,825
2,658,532	Delayed Draw, 11.480% (3-Month USD Libor+675 basis points), 1/20/2027[2,3,4]	2,594,837
	Coretrust Purchasing Group LLC
250,000	Revolver, 0.500%, 9/30/2029[2,4,6]	242,500
2,819,549	Revolver, 0.500%, 9/30/2029[2,4,6]	2,738,726
596,443	Delayed Draw, 1.000%, 9/30/2029[2,4,6]	587,496
2,819,549	Delayed Draw, 1.000%, 9/30/2029[2,4,6]	2,781,077
4,095,575	First Lien Term Loan, 10.844% (3-Month USD Sofr+675 basis points), 9/30/2029[2,3,4]	3,972,708
19,360,902	First Lien Term Loan, 10.844% (3-Month USD Sofr+675 basis points), 9/30/2029[2,3,4]	18,805,916
EUR 900,000	CVL 3 First Lien Term Loan, 6.566% (3-Month EURIBOR+550 basis points), 12/21/2028[2,3,4,7]	939,634

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	Dispatch Acquisition Holdings, LLC
$21,725,000	First Lien Term Loan, 8.980% (3-Month USD Libor+425 basis points), 3/25/2028[2,3,4]	$20,922,825
2,743,125	First Lien Term Loan, 9.355% (3-Month USD Sofr+462 basis points), 3/25/2028[2,3,4]	2,641,838
	DTI Holdco, Inc.
529,183	Revolver, 0.500%, 4/26/2027[2,4,6]	504,529
352,789	Revolver, 9.178% (Prime Rate+475 basis points), 4/26/2027[2,3,4,5]	336,353
6,773,548	First Lien Term Loan, 8.844% (1-Month USD Sofr+475 basis points), 4/26/2029[2,3,4,5]	6,457,969
	Dwyer Instruments, Inc.
1,620,617	Revolver, 0.500%, 7/21/2027[2,4,6]	1,586,333
807,012	Revolver, 0.500%, 7/21/2027[2,4,6]	789,939
1,912,917	Delayed Draw, 1.000%, 7/21/2027[2,4,5,6]	1,886,816
3,185,213	Delayed Draw, 10.730% (3-Month USD Libor+550 basis points), 7/21/2027[2,3,4,5]	3,117,830
300,114	Revolver, 10.730% (3-Month USD Libor+550 basis points), 7/21/2027[2,3,4,5]	293,765
149,447	Revolver, 10.730% (6-Month USD Libor+600 basis points), 7/21/2027[2,3,4,5]	146,285
7,602,849	First Lien Term Loan, 10.730% (3-Month USD Libor+600 basis points), 7/21/2027[2,3,4,5]	7,442,011
	Easy Ice, LLC
4,879,908	Delayed Draw, 1.000%, 12/31/2024[2,4,6]	4,837,756
5,407,634	First Lien Term Loan, 8.283% (3-Month USD Libor+475 basis points), 12/31/2024[2,3,4]	5,360,924
4,899,244	First Lien Term Loan, 8.920% (3-Month USD Libor+475 basis points), 12/31/2024[2,3,4]	4,856,926
2,357,651	Delayed Draw, 9.890% (3-Month USD Libor+475 basis points), 12/31/2024[2,3,4]	2,337,286
800,316	First Lien Term Loan, 7.649% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4]	793,403
8,000,000	Echo Global Logistics, Inc. Second Lien Term Loan, 8.239% (1-Month USD Libor+700 basis points), 11/23/2029[2,3,4]	7,532,653
4,265,366	EShipping First Lien Term Loan, 9.384% (3-Month USD Libor+575 basis points), 11/5/2027[2,3,4]	4,278,833
	Explorer Investor, Inc.
5,232,558	Delayed Draw, 1.000%, 6/28/2029[2,4,6]	4,895,348
24,705,523	First Lien Term Loan, 10.399% (1-Month USD Sofr+600 basis points), 6/28/2029[2,3,4]	23,113,384
4,098,361	FCG Acquisitions, Inc. First Lien Term Loan, 9.330% (3-Month USD Sofr+475 basis points), 4/1/2028[2,3,4,5]	3,898,800

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	FLS Holding, Inc.
$2,000,000	Revolver, 0.500%, 12/17/2027[2,4,6]	$1,957,890
5,000,000	Delayed Draw, 10.402% (3-Month USD Libor+525 basis points), 12/17/2028[2,3,4]	4,894,726
23,000,000	First Lien Term Loan, 10.402% (3-Month USD Libor+525 basis points), 12/17/2028[2,3,4]	22,515,739
	Fortis Solutions Group, LLC
1,559,220	Revolver, 0.500%, 10/15/2027[2,4,6]	1,533,918
239,880	Revolver, 9.670% (3-Month USD Libor+550 basis points), 10/15/2027[2,3,4]	235,987
50,975	Delayed Draw, 1.000%, 10/15/2028[2,4,6]	50,147
10,000,000	Delayed Draw, 1.000%, 10/15/2028[2,4,6]	9,912,632
18,032,316	First Lien Term Loan, 9.670% (3-Month USD Libor+550 basis points), 10/15/2028[2,3,4]	17,739,698
	Gerson Lehrman Group, Inc.
9,706,807	First Lien Term Loan, 8.127% (3-Month USD Libor+525 basis points), 12/5/2024[2,3,4]	9,639,020
25,000,000	First Lien Term Loan, 8.127% (3-Month USD Libor+525 basis points), 12/5/2024[2,3,4]	24,825,415
29,625,000	First Lien Term Loan, 9.634% (3-Month USD Libor+525 basis points), 12/5/2024[2,3,4]	29,418,116
	Graffiti Buyer, Inc.
1,506,053	Revolver, 0.500%, 8/10/2027[2,4,6]	1,466,652
4,058,415	Delayed Draw, 1.000%, 8/10/2027[2,4,6]	3,952,240
986,228	Delayed Draw, 10.226% (3-Month USD Libor+575 basis points), 8/10/2027[2,3,4]	960,426
1,016,269	Revolver, 10.230% (3-Month USD Libor+575 basis points), 8/10/2027[2,3,4]	989,681
11,153,705	First Lien Term Loan, 10.230% (3-Month USD Libor+575 basis points), 8/10/2027[2,3,4]	10,861,904
27,725,813	Guidehouse, Inc. First Lien Term Loan, 10.634% (3-Month USD Libor+625 basis points), 10/16/2028[2,3,4]	27,205,008
	HPS Industrials
9,766,397	First Lien Term Loan, 10.480% (3-Month USD Libor+550 basis points), 7/25/2025[2,3,4,5]	9,774,471
23,705,666	First Lien Term Loan, 11.374% (3-Month USD Libor+700 basis points), 10/15/2026[2,3,4,5]	23,134,669
	HSI Halo Acquisition, Inc.
175,000	Revolver, 0.500%, 9/2/2025[2,4,6]	169,984
875,000	Revolver, 9.788% (3-Month USD Libor+575 basis points), 9/2/2025[2,3,4,5]	849,918
1,485,826	Delayed Draw, 9.831% (3-Month USD Libor+575 basis points), 8/31/2026[2,3,4,5]	1,443,234
8,443,217	First Lien Term Loan, 9.831% (3-Month USD Libor+575 basis points), 8/31/2026[2,3,4,5]	8,201,190

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	iCIMS, Inc.
$184,671	Revolver, 0.500%, 9/12/2024[2,4,6]	$180,995
1,904,761	Revolver, 0.500%, 8/18/2028[2,4,6]	1,860,663
20,000,000	First Lien Term Loan, 7.644% (3-Month USD Sofr+675 basis points), 8/18/2028[2,3,4]	19,536,970
15,000,000	ID IMAGES ACQUISITION First Lien Term Loan, 10.436% (3-Month USD Sofr+625 basis points), 7/30/2026[2,3,4]	14,692,712
19,950,000	Infogain Corporation First Lien Term Loan, 10.167% (3-Month USD Sofr+575 basis points), 7/30/2028[2,3,4]	19,505,437
14,810,602	Intergulf Corp. First Lien Term Loan, 10.480% (2-Month USD Libor+575 basis points), 11/16/2023[2,3,4]	14,730,434
	Isaac Heating & Air Conditioning
2,368,421	Revolver, 0.500%, 5/7/2027[2,4,6]	2,324,246
947,368	Delayed Draw, 1.000%, 5/7/2027[2,4,6]	929,699
3,764,211	Delayed Draw, 9.988% (3-Month USD Libor+500 basis points), 5/7/2027[2,3,4]	3,694,002
7,796,053	First Lien Term Loan, 10.384% (3-Month USD Libor+500 basis points), 5/7/2027[2,3,4]	7,650,644
	ISS Compressors Industries, Inc.
124,136	First Lien Term Loan, 9.203% (3-Month USD Libor+550 basis points), 2/5/2026[2,3,4]	122,889
103,705	First Lien Term Loan, 9.203% (3-Month USD Libor+550 basis points), 2/5/2026[2,3,4]	102,664
10,417	Revolver, 0.500%, 8/9/2026[2,4,6]	10,312
4,469,642	First Lien Term Loan, 9.203% (3-Month USD Libor+550 basis points), 8/9/2026[2,3,4]	4,424,768
364,584	Revolver, 9.440% (3-Month USD Libor+550 basis points), 8/9/2026[2,3,4]	360,923
	Jade Bidco Limited
EUR 538,430	First Lien Term Loan, 7.905% (6-Month EUR Libor+600 basis points), 12/3/2026[2,3,4,7]	565,027
3,375,128	First Lien Term Loan, 9.300% (3-Month USD Libor+600 basis points), 12/3/2026[2,3,4]	3,308,797
20,000,000	First Lien Term Loan, 9.300% (3-Month USD Sofr+625 basis points), 2/16/2029[2,3,4]	19,606,942
	Komline-Sanderson Group, Inc.
1,015,625	Revolver, 0.500%, 3/17/2026[2,4,6]	1,001,473
4,687,500	Delayed Draw, 1.000%, 3/17/2026[2,4,6]	4,622,182
8,008,073	First Lien Term Loan, 10.687% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	7,896,485

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$2,150,755	First Lien Term Loan, 10.687% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	$2,120,786
2,242,203	First Lien Term Loan, 11.143% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	2,210,959
9,441,209	Delayed Draw, 11.187% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	9,309,651
1,328,125	Revolver, 11.250% (3-Month USD Libor+600 basis points), 3/17/2026[2,3,4]	1,309,618
	KPSKY Acquisition, Inc.
4,375,000	Delayed Draw, 1.000%, 10/19/2028[2,4,6]	4,326,025
623,438	Delayed Draw, 9.250% (3-Month USD Libor+550 basis points), 10/19/2028[2,3,4]	616,459
13,049,279	First Lien Term Loan, 9.889% (1-Month USD Libor+550 basis points), 10/19/2028[2,3,4]	12,399,478
1,498,878	Delayed Draw, 10.750% (1-Month USD Libor+550 basis points), 10/19/2028[2,3,4]	1,482,099
	Lav Gear Holdings, Inc.
5,340,955	First Lien Term Loan, 10.230% PIK (1-Month USD Sofr+640 basis points), 10/31/2024[2,3,4,8]	5,268,080
234,477	First Lien Term Loan, 10.230% PIK (3-Month USD Sofr+640 basis points), 10/31/2024[2,3,4,8]	231,277
18,315,000	Lereta, LLC First Lien Term Loan, 9.634% (1-Month USD Libor+525 basis points), 7/30/2028[2,3,4]	15,479,431
	Liberty Purchaser, LLC
807,170	Revolver, 0.500%, 11/22/2028[2,4,6]	782,365
1,937,210	Delayed Draw, 1.000%, 11/22/2029[2,4,6]	1,877,678
6,941,660	First Lien Term Loan, 10.901% (3-Month USD Sofr+650 basis points), 11/22/2029[2,3,4]	6,728,337
	Liquid Environmental
4,126,005	Delayed Draw, 9.050% (3-Month USD Libor+475 basis points), 5/31/2026[2,3,4,5]	3,976,745
9,779,361	First Lien Term Loan, 9.174% (3-Month USD Libor+475 basis points), 5/31/2026[2,3,4,5]	9,425,587
	Lithium Technologies, LLC
367,018	Revolver, 0.500%, 1/3/2024[2,4,6]	355,578
244,678	Revolver, 12.060% (3-Month USD Libor+800 basis points), 1/3/2024[2,3,4]	237,052
8,792,149	First Lien Term Loan, 12.060% (3-Month USD Libor+800 basis points), 1/3/2024[2,3,4]	8,518,109
4,987,310	Lynx Franchising, LLC First Lien Term Loan, 10.630% (3-Month USD Libor+625 basis points), 12/18/2026[2,3,4]	4,849,341
	Majco LLC
1,200,000	Revolver, 0.500%, 12/23/2027[2,4,6]	1,156,589

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$466,667	Revolver, 8.571% (1-Month USD Libor+450 basis points), 12/23/2027[2,3,4]	$449,785
3,983,333	Delayed Draw, 1.000%, 12/23/2028[2,4,6]	3,849,206
8,955,000	First Lien Term Loan, 8.243% (3-Month USD Libor+450 basis points), 12/23/2028[2,3,4]	8,631,047
5,338,750	Delayed Draw, 9.092% (3-Month USD Libor+450 basis points), 12/23/2028[2,3,4]	5,158,983
1,561,290	Management Consulting & Research, LLC Delayed Draw, 10.941% (3-Month USD Sofr+600 basis points), 10/29/2027[2,3,4]	1,541,785
	Marcone Yellowstone Buyer, Inc.
7,024,503	Delayed Draw, 10.620% (3-Month USD Libor+550 basis points), 6/23/2028[2,3,4]	6,875,900
21,804,924	First Lien Term Loan, 10.980% (3-Month USD Libor+550 basis points), 6/23/2028[2,3,4,10]	21,343,642
	Motion & Control Enterprises LLC
1,224,685	Revolver, 0.500%, 6/1/2028[2,4,6]	1,186,513
185,881	Revolver, 9.692% (3-Month USD Sofr+475 basis points), 6/1/2028[2,3,4,5]	180,087
9,403,772	First Lien Term Loan, 9.692% (3-Month USD Sofr+475 basis points), 6/1/2028[2,3,4,5]	9,110,668
2,345,066	Delayed Draw, 9.696% (3-Month USD Sofr+490 basis points), 6/1/2028[2,3,4,5]	2,271,973
	NCWS Intermediate, Inc.
30,884	Delayed Draw, 1.000%, 12/29/2026[2,4,6]	29,380
7,632,331	Delayed Draw, 10.384% (3-Month USD Libor+600 basis points), 12/29/2026[2,3,4,5]	7,260,692
868,438	Delayed Draw, 10.384% (3-Month USD Libor+600 basis points), 12/29/2026[2,3,4,5]	826,151
1,990,914	Delayed Draw, 10.384% (3-Month USD Libor+600 basis points), 12/29/2026[2,3,4,5]	1,893,971
	Northstar Recycling
2,000,000	Revolver, 0.500%, 10/1/2027[2,4,6]	1,970,708
9,253,500	First Lien Term Loan, 9.474% (3-Month USD Libor+475 basis points), 10/1/2027[2,3,4]	9,117,973
1,995,000	First Lien Term Loan, 9.480% (3-Month USD Libor+475 basis points), 10/1/2027[2,3,4]	1,965,781
	Omni Intermediate Holdings, LLC
2,253,521	Revolver, 0.500%, 12/30/2025[2,4,6]	2,229,542
1,549,296	Delayed Draw, 1.000%, 12/30/2026[2,4,6]	1,532,810
4,533,321	Delayed Draw, 1.000%, 12/30/2026[2,4,5,6]	4,485,084
25,940,817	First Lien Term Loan, 9.730% (1-Month USD Libor+500 basis points), 12/30/2026[2,3,4]	25,664,793
11,501,979	First Lien Term Loan, 9.730% (3-Month USD Sofr+500 basis points), 12/30/2026[2,3,4,5]	11,379,592

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$10,074,046	Delayed Draw, 9.730% (3-Month USD Sofr+500 basis points), 12/30/2026[2,3,4,5]	$9,966,853
6,982,368	Omni Logistics, LLC First Lien Term Loan, 9.730% (3-Month USD Sofr+500 basis points), 12/30/2026[2,3,4]	6,908,072
35,000,000	P20 Parent, Inc. First Lien Term Loan, 11.586% (1-Month USD Sofr+750 basis points), 7/12/2028[2,3,4]	34,337,735
8,750,000	PaperWorks Industries, Inc First Lien Term Loan, 11.665% (3-Month USD Libor+800 basis points), 12/18/2025[2,3,4]	8,595,561
	PCX Holding Corp.
437,500	Revolver, 0.500%, 4/22/2027[2,4,6]	428,201
187,500	Revolver, 10.974% (3-Month USD Libor+625 basis points), 4/22/2027[2,3,4]	183,515
3,089,414	Delayed Draw, 10.980% (3-Month USD Libor+625 basis points), 4/22/2027[2,3,4]	3,023,748
6,171,875	First Lien Term Loan, 10.980% (3-Month USD Libor+625 basis points), 4/22/2027[2,3,4]	6,040,691
3,117,539	Delayed Draw, 10.980% (3-Month USD Libor+625 basis points), 4/22/2027[2,3,4]	3,051,275
	Pele Buyer LLC
4,550,096	First Lien Term Loan, 10.203% (6-Month USD Libor+575 basis points), 6/18/2024[2,3,4]	4,529,019
172,774	First Lien Term Loan, 10.203% (6-Month USD Libor+575 basis points), 6/18/2024[2,3,4]	171,974
5,193,182	First Lien Term Loan, 10.203% (6-Month USD Libor+575 basis points), 6/18/2024[2,3,4]	5,169,126
	Polyphase Elevator Holding Company
17,619,000	Delayed Draw, 1.000%, 6/23/2027[2,4,6]	17,158,054
3,378,144	Delayed Draw, 10.180% (3-Month USD Libor+550 basis points), 6/23/2027[2,3,4]	3,289,765
9,899,749	First Lien Term Loan, 10.180% (3-Month USD Libor+550 basis points), 6/23/2027[2,3,4]	9,492,053
	Potter Electric Signal Company, LLC
637,591	Revolver, 0.500%, 12/19/2025[2,4,5,6]	624,103
2,647,890	Delayed Draw, 1.000%, 12/19/2025[2,4,5,6]	2,591,874
10,634,160	First Lien Term Loan, 9.937% (3-Month USD Libor+475 basis points), 12/19/2025[2,3,4,5]	10,409,194
5,000,000	Pregis TopCo LLC Second Lien Term Loan, 12.133% (3-Month USD Libor+800 basis points), 8/1/2027[2,3,4]	4,988,678
15,402,476	Prime Buyer, LLC First Lien Term Loan, 9.673% (3-Month USD Libor+525 basis points), 12/22/2026[2,3,4]	14,963,305

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	PrimeFlight Aviation Services, Inc.
$6,039,997	First Lien Term Loan, 9.637% (3-Month USD Sofr+550 basis points), 5/9/2024[2,3,4]	$5,867,464
24,812,500	First Lien Term Loan, 9.884% (3-Month USD Sofr+550 basis points), 5/9/2024[2,3,4]	24,103,727
	PT Intermediate Holdings III, LLC
9,315,900	Delayed Draw, 10.230% (3-Month USD Libor+550 basis points), 10/15/2025[2,3,4]	9,121,366
13,001,750	Delayed Draw, 10.230% (3-Month USD Libor+550 basis points), 10/15/2025[2,3,4]	12,730,248
2,471,325	First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 10/15/2025[2,3,4]	2,419,719
21,790,500	First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 10/15/2025[2,3,4,10]	21,335,471
	R1 Holdings LLC
2,097,285	Revolver, 0.500%, 12/29/2028[2,4,6]	2,034,367
3,507,290	Delayed Draw, 1.000%, 12/29/2028[2,4,6]	3,454,681
617,647	Revolver, 10.811% (3-Month USD Sofr+625 basis points), 12/29/2028[2,3,4]	599,118
13,777,778	First Lien Term Loan, 10.811% (3-Month USD Sofr+625 basis points), 12/29/2028[2,3,4]	13,364,444
	Radwell Parent, LLC
2,921,300	Revolver, 0.500%, 4/1/2028[2,4,6]	2,847,359
7,303,400	Delayed Draw, 1.000%, 4/1/2029[2,4,6]	7,118,543
54,638,362	First Lien Term Loan, 11.205% (3-Month USD Sofr+585 basis points), 4/1/2029[2,3,4,10]	53,255,408
1,744,152	Revolver, 0.500%, 4/1/2028[2,4,6]	1,690,734
23,255,440	First Lien Term Loan, 10.874% (3-Month USD Sofr+585 basis points), 4/1/2029[2,3,4]	22,543,200
8,632,085	First Lien Term Loan, 11.330% (3-Month USD Sofr+585 basis points), 4/1/2029[2,3,4]	8,373,123
	RCS Industrials
285,714	Revolver, 0.500%, 1/31/2025[2,4,5,6]	285,392
1,357,609	First Lien Term Loan, 8.680% (3-Month USD Libor+500 basis points), 1/31/2025[2,3,4,5]	1,356,078
16,466,196	Retail Services WIS Corporation Delayed Draw, 11.424% (3-Month USD Libor+775 basis points), 5/20/2025[2,3,4]	15,878,765
	RQM Buyer, Inc.
4,687,500	Delayed Draw, 1.000%, 8/12/2026[2,4,6]	4,655,786
20,109,375	First Lien Term Loan, 9.565% (3-Month USD Sofr+575 basis points), 8/12/2026[2,3,4]	19,974,423

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$4,687,500	Delayed Draw, 9.565% (3-Month USD Sofr+575 basis points), 8/12/2026[2,3,4]	$4,655,786
7,715,039	First Lien Term Loan, 9.565% (3-Month USD Sofr+575 basis points), 8/12/2026[2,3,4]	7,663,264
	S4T Holdings Corp.
4,545,455	Delayed Draw, 1.000%, 12/27/2026[2,4,6]	4,492,537
15,312,879	First Lien Term Loan, 10.444% (3-Month USD Sofr+600 basis points), 12/27/2026[2,3,4]	15,134,608
10,000,000	Safety Products Holdings, LLC First Lien Term Loan, 11.210% (3-Month USD Libor+600 basis points), 12/15/2026[2,3,4]	9,853,540
	Seacor Holdings, Inc.
4,324,366	First Lien Term Loan, 11.374% (3-Month USD Libor+700 basis points), 10/15/2026[2,3,4]	4,220,205
10,000,000	First Lien Term Loan, 11.374% (3-Month USD Libor+700 basis points), 10/15/2026[2,3,4]	9,750,000
	Seko Global Logistics Network, LLC
32,358	Revolver, 0.500%, 12/30/2026[2,4,6]	31,463
32,358	Revolver, 8.750% (3-Month USD Libor+500 basis points), 12/30/2026[2,3,4]	31,463
	Seko Worldwide, LLC
EUR 10,543,565	First Lien Term Loan, 6.952% (1-Month EUR Libor+500 basis points), 12/30/2026[2,3,4,7]	10,973,977
9,974,619	First Lien Term Loan, 9.480% (3-Month USD Libor+500 basis points), 12/30/2026[2,3,4]	9,698,682
	Sequa Corporation
12,500,000	First Lien Term Loan, 11.320% (3-Month USD Sofr+700 basis points), 11/23/2028[2,3,4]	11,866,052
7,128,320	First Lien Term Loan, 11.320% (3-Month USD Sofr+700 basis points), 11/23/2028[2,3,4]	6,765,019
	Sonny's Enterprises, LLC
640,244	Revolver, 0.500%, 8/5/2025[2,4,6]	639,707
898,628	Delayed Draw, 10.994% (3-Month USD Libor+675 basis points), 8/5/2026[2,3,4]	897,874
5,826,223	First Lien Term Loan, 10.994% (3-Month USD Libor+675 basis points), 8/5/2026[2,3,4]	5,821,334
	Spartronics LLC
597,086	Revolver, 0.500%, 12/31/2025[2,4,6]	583,854
3,410,264	Revolver, 9.52% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4]	3,334,688
12,393,674	First Lien Term Loan, 9.480% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4]	12,145,069
9,925,000	Standard Elevator Systems First Lien Term Loan, 9.486% (3-Month USD Libor+575 basis points), 12/2/2027[2,3,4]	9,481,478

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$3,786,774	Stats Intermediate Holdings, LLC First Lien Term Loan, 9.900% (3-Month USD Libor+525 basis points), 7/10/2026[2,3,4]	$3,563,585
	System Planning and Analysis, Inc.
2,195,341	Revolver, 0.500%, 8/16/2027[2,4,6]	2,151,532
15,189,875	First Lien Term Loan, 10.941% (3-Month USD Sofr+600 basis points), 8/16/2027[2,3,4]	14,886,756
3,643,011	Delayed Draw, 1.000%, 10/29/2027[2,4,6]	3,597,498
	Tank Holding Corp.
1,424,332	Revolver, 0.500%, 3/31/2028[2,4,6]	1,387,782
48,099,036	First Lien Term Loan, 10.173% (1-Month USD Sofr+585 basis points), 3/31/2028[2,3,4,10]	46,864,758
356,083	Revolver, 11.750% (1-Month USD Sofr+585 basis points), 3/31/2028[2,3,4]	346,946
14,962,500	First Lien Term Loan, 10.173% (1-Month USD Sofr+585 basis points), 3/31/2028[2,3,4,10]	14,578,545
9,811,321	Texas Hydraulics First Lien Term Loan, 10.890% (1-Month USD Libor+725 basis points), 12/22/2026[2,3,4]	9,677,449
GBP 13,639,921	The Citation Group Delayed Draw, 8.930% (3-Month GBP Sonia+550 basis points), 3/9/2029[2,3,4,5,7]	16,265,911
	The Vertex Companies, Inc.
1,043,478	Revolver, 0.500%, 8/31/2026[2,4,6]	957,576
260,870	Revolver, 9.792% (1-Month USD Libor+550 basis points), 8/31/2026[2,3,4]	239,394
820,565	Delayed Draw, 1.000%, 8/31/2027[2,4,6]	753,014
3,090,356	Delayed Draw, 9.790% (1-Month USD Libor+550 basis points), 8/31/2027[2,3,4]	2,835,949
9,684,783	First Lien Term Loan, 9.884% (1-Month USD Libor+550 basis points), 8/31/2027[2,3,4]	8,887,505
	Time Manufacturing Acquisition, LLC
767,123	Revolver, 0.500%, 2/3/2023[2,4,6]	724,190
EUR 11,680,743	First Lien Term Loan, 8.422% (3-Month EUR Libor+650 basis points), 12/1/2027[2,3,4,7]	11,803,699
2,246,575	Revolver, 9.543% (3-Month USD Libor+650 basis points), 12/1/2027[2,3,4]	2,120,843
18,136,279	First Lien Term Loan, 11.235% (3-Month USD Libor+650 basis points), 12/1/2027[2,3,4]	17,121,259
24,812,500	Tinicum Voltage Acquisition Corp. First Lien Term Loan, 8.430% (3-Month USD Libor+450 basis points), 11/22/2024[2,3,4]	23,809,304
	Titan Group Holdco, LLC
725,000	Revolver, 0.500%, 8/12/2027[2,4,6]	704,218
3,236,317	Delayed Draw, 1.000%, 8/12/2027[2,4,6]	3,143,547

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$513,683	Delayed Draw, 9.510% (3-Month USD Libor+450 basis points), 8/12/2027[2,3,4]	$498,958
1,775,000	Revolver, 10.750% (3-Month USD Libor+450 basis points), 8/12/2027[2,3,4]	1,724,119
2,500,000	Delayed Draw, 9.48% (3-Month USD Libor+450 basis points), 8/12/2027[2,3,4]	2,428,337
2,500,000	Delayed Draw, 9.48% (3-Month USD Libor+450 basis points), 8/12/2027[2,3,4]	2,428,337
8,662,500	First Lien Term Loan, 9.48% (3-Month USD Libor+450 basis points), 8/12/2027[2,3,4]	8,414,187
	TMC Buyer, Inc.
253,834	Delayed Draw, 1.000%, 6/30/2028[2,4,6]	220,835
3,680,589	First Lien Term Loan, 9.981% (3-Month USD Sofr+600 basis points), 6/30/2028[2,3,4]	3,202,112
	Transtar Holding Company
1,448,276	Delayed Draw, 0.500%, 1/22/2027[2,4,6]	1,418,580
10,268,752	First Lien Term Loan, 11.735% (1-Month USD Libor+700 basis points), 1/22/2027[2,3,4]	10,058,200
	Trident Maritime Systems, Inc.
222,222	Revolver, 0.500%, 2/26/2027[2,4,6]	219,413
777,778	Revolver, 1.000%, 2/26/2027[2,4,6]	767,944
666,667	Revolver, 9.076% (1-Month USD Libor+550 basis points), 2/26/2027[2,3,4]	658,238
13,380,112	First Lien Term Loan, 9.480% (1-Month USD Libor+550 basis points), 2/26/2027[2,3,4]	13,210,944
3,053,333	First Lien Term Loan, 9.480% (1-Month USD Libor+550 basis points), 2/26/2027[2,3,4]	3,014,729
	USRP Holdings, Inc.
645,161	Revolver, 0.500%, 7/23/2027[2,4,6]	625,052
3,145,613	Revolver, 0.500%, 7/23/2027[2,4,5,6]	3,047,568
6,892,844	Delayed Draw, 1.000%, 7/23/2027[2,4,6]	6,678,003
16,400,420	First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 7/23/2027[2,3,4]	15,889,240
4,938,417	First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 7/23/2027[2,3,4,5]	4,784,493
EUR 1,300,000	Utac Ceram First Lien Term Loan, 7.193% (3-Month EUR Libor+600 basis points), 9/29/2027[2,3,4,7]	1,355,856
19,025,569	Valcourt Holdings II, LLC First Lien Term Loan, 9.980% (3-Month USD Libor+540 basis points), 1/7/2027[2,3,4]	18,861,230
	VRC Companies, LLC
625,000	Revolver, 0.500%, 6/29/2027[2,4,6]	616,182
3,466,032	Delayed Draw, 1.000%, 6/29/2027[2,4,6]	3,417,130

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$3,114,063	Delayed Draw, 10.224% (3-Month USD Libor+550 basis points), 6/29/2027[2,3,4]	$3,070,126
18,515,625	First Lien Term Loan, 10.224% (3-Month USD Libor+550 basis points), 6/29/2027[2,3,4]	18,254,386
1,760,336	Delayed Draw, 10.224% (3-Month USD Sofr+575 basis points), 6/29/2027[2,3,4]	1,735,499
4,323,632	First Lien Term Loan, 10.224% (3-Month USD Sofr+575 basis points), 6/29/2027[2,3,4]	4,262,629
	VSG Acquisition Corp.
828,333	Revolver, 0.500%, 4/11/2028[2,4,6]	806,793
6,521,667	Delayed Draw, 1.000%, 4/11/2028[2,4,6]	6,352,071
163,333	Delayed Draw, 10.342% (3-Month USD Sofr+550 basis points), 4/11/2028[2,3,4,5]	159,086
1,505,000	Revolver, 10.342% (3-Month USD Sofr+550 basis points), 4/11/2028[2,3,4,5]	1,465,863
17,456,250	First Lien Term Loan, 10.342% (3-Month USD Sofr+550 basis points), 4/11/2028[2,3,4,5]	17,002,301
	VSTG ACQUISITION CORP.
32,000,000	First Lien Term Loan, 9.673% (3-Month USD Sofr+525 basis points), 7/13/2029[2,3,4]	30,720,000
10,000,000	First Lien Term Loan, 9.673% (3-Month USD Sofr+525 basis points), 7/13/2029[2,3,4]	9,600,000
30,000,000	Watlow Electric Manufacturing Company First Lien Term Loan, 9.106% (3-Month USD Sofr+375 basis points), 3/2/2028[2,3,4]	29,662,500
1,387,832	Wildcat Buyerco, Inc. Delayed Draw, 10.480% (3-Month USD Sofr+575 basis points), 2/27/2026[2,3,4,5]	1,358,472
		2,129,500,702
	MATERIALS — 4.3%
1,322,110	ADG Acquisiton, LLC Delayed Draw, 11.890% (3-Month USD Libor+588 basis points), 12/14/2023[2,3,4,5]	1,311,902
	Alpine Acquisition Corp.
475,868	Revolver, 0.500%, 11/30/2026[2,4,6]	457,462
29,005,635	First Lien Term Loan, 9.150% (3-Month USD Sofr+565 basis points), 11/30/2026[2,3,4]	27,883,725
2,493,750	First Lien Term Loan, 9.861% (3-Month USD Sofr+615 basis points), 11/30/2026[2,3,4]	2,397,294
21,891,645	First Lien Term Loan, 9.963% (3-Month USD Sofr+565 basis points), 11/30/2026[2,3,4]	21,044,896
74,612,403	ASP Unifrax Holdings, Inc. First Lien Term Loan, 8.480% (3-Month USD Libor+375 basis points), 12/14/2025[2,3,4]	66,615,072

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	MATERIALS (Continued)
	Berlin Packaging LLC
$2,828,099	Delayed Draw, 1.000%, 11/7/2026[2,4,6]	$2,651,684
EUR 13,068,750	Second Lien Term Loan, 9.452% (3-Month EUR Libor+700 basis points), 11/7/2026[2,3,4,7]	13,116,600
2,271,901	Delayed Draw, 10.424% (3-Month EUR Libor+700 basis points), 11/7/2026[2,3,4]	2,130,181
	Consolidated Label Co.
1,339,286	Revolver, 0.500%, 7/15/2026[2,4,6]	1,314,306
578,516	Revolver, 0.500%, 7/15/2026[2,4,6]	567,726
11,671,423	First Lien Term Loan, 9.339% (3-Month USD Libor+500 basis points), 7/15/2026[2,3,4]	11,453,733
4,937,500	Incremental Term Loan, 9.384% (3-Month USD Libor+500 basis points), 7/15/2026[2,3,4]	4,845,408
1,793,133	Cyxtera Equipment Leases First Lien Term Loan, 8.250% (Fixed Rate+825 basis points), 1/1/2024[2,3,4,5]	1,769,176
5,690,185	ENS Holdings III Corp. First Lien Term Loan, 9.430% (3-Month USD Libor+475 basis points), 12/31/2025[2,3,4,5]	5,512,830
	Formerra LLC
237,231	Delayed Draw, 1.000%, 11/1/2028[2,4,6]	233,376
5,930,768	First Lien Term Loan, 11.490% (3-Month USD Sofr+725 basis points), 11/1/2028[2,3,4]	5,738,018
7,460,886	HPS Materials First Lien Term Loan, 12.611% (3-Month USD Libor+588 basis points), 12/14/2023[2,3,4,5]	7,403,283
	Indigo Buyer, Inc.
1,666,667	Revolver, 0.500%, 5/23/2028[2,4,6]	1,627,053
5,000,000	Delayed Draw, 1.000%, 5/23/2028[2,4,5,6]	4,930,968
333,333	Revolver, 10.170% (3-Month USD Sofr+585 basis points), 5/23/2028[2,3,4,5]	325,411
13,000,000	First Lien Term Loan, 10.170% (3-Month USD Sofr+585 basis points), 5/23/2028[2,3,4,5]	12,691,017
	Nelipak Holding Company
20,868,896	First Lien Term Loan, 8.665% (3-Month USD Libor+425 basis points), 7/2/2026[2,3,4]	20,559,130
4,066,671	First Lien Term Loan, 8.665% (3-Month USD Libor+425 basis points), 7/2/2026[2,3,4]	4,006,307
	New ILC Dover, Inc.
1,012,030	Revolver, 0.500%, 2/2/2026[2,4,6]	988,087
3,601,785	Delayed Draw, 1.000%, 2/2/2026[2,4,6]	3,534,606
3,951,063	Delayed Draw, 9.730% (3-Month USD Libor+500 basis points), 2/2/2026[2,3,4,5]	3,877,370
253,008	Revolver, 11.500% (Prime Rate+400 basis points), 2/2/2026[2,3,4,5]	247,022

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	MATERIALS (Continued)
$3,500,000	North Haven Goldfinc First Lien Term Loan, 11.750% (3-Month USD Libor+1,075 basis points), 12/23/2024[2,3,4]	$3,383,161
	Oliver Packaging, LLC
1,269,841	Revolver, 0.500%, 7/6/2028[2,4,6]	1,249,836
8,730,159	First Lien Term Loan, 11.500% (3-Month USD Sofr+500 basis points), 7/6/2028[2,3,4]	8,592,624
	Olympic Buyer, Inc.
2,352,941	Revolver, 0.500%, 6/30/2028[2,4,6]	2,283,799
17,347,184	First Lien Term Loan, 8.321% (1-Month USD Libor+425 basis points), 6/30/2028[2,3,4]	16,837,430
8,954,571	First Lien Term Loan, 8.321% (3-Month USD Libor+425 basis points), 6/30/2028[2,3,4]	8,691,437
EUR 12,701,000	Optimum Group First Lien Term Loan, 7.852% (3-Month EUR Libor+565 basis points), 6/16/2028[2,3,4,7]	13,273,940
20,000,000	Oscar AcquisitionCo, LLC First Lien Term Loan, 9.180% (3-Month USD Sofr+450 basis points), 4/29/2029[2,3]	18,987,600
13,894,737	Pearlman Enterprises First Lien Term Loan, 8.673% (3-Month USD Libor+425 basis points), 5/5/2027[2,3,4,5]	13,496,440
	Rohrer Corporation
9,314,224	First Lien Term Loan, 9.209% (3-Month USD Libor+500 basis points), 3/15/2027[2,3,4,5]	8,790,736
2,623,902	First Lien Term Loan, 9.209% (3-Month USD Libor+500 basis points), 3/15/2027[2,3,4,5]	2,476,431
2,500,000	Tangent Technologies Acquisition, LLC Second Lien Term Loan, 12.949% (3-Month USD Sofr+875 basis points), 5/30/2028[2,3,4]	2,449,993
	Technimark Holdings, LLC
2,250,000	Second Lien Term Loan, 11.140% (3-Month USD Libor+675 basis points), 7/9/2029[2,3,4]	2,170,125
12,750,000	Second Lien Term Loan, 11.140% (3-Month USD Libor+675 basis points), 7/9/2029[2,3,4]	12,300,170
	Tilley Chemical Co., Inc.
711,868	Revolver, 0.500%, 12/31/2026[2,4,6]	687,331
457,629	Revolver, 0.500%, 12/31/2026[2,4,6]	441,856
843,688	Revolver, 10.140% (3-Month USD Libor+550 basis points), 12/31/2026[2,3,4]	814,608
19,011,243	First Lien Term Loan, 10.140% (3-Month USD Libor+550 basis points), 12/31/2026[2,3,4]	18,355,965
542,371	Revolver, 10.140% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	523,676
1,556,439	First Lien Term Loan, 10.140% (3-Month USD Libor+550 basis points), 12/31/2026[2,3,4]	1,502,792

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	MATERIALS (Continued)
$5,320,000	Delayed Draw, 10.330% (3-Month USD Libor+550 basis points), 12/31/2026[2,3,4]	$5,151,758
24,812,500	USALCO, LLC First Lien Term Loan, 10.730% (3-Month USD Libor+600 basis points), 10/19/2027[2,3,4]	24,681,548
	V Global Holdings LLC
13,733,274	Revolver, 0.500%, 12/22/2025[2,4,5,6]	13,167,703
24,465,216	First Lien Term Loan, 8.987% (3-Month USD Sofr+600 basis points), 12/22/2027[2,3,4,5]	23,457,678
		433,002,280
	REAL ESTATE — 1.0%
	Associations, Inc.
23,133,334	Revolver, 1.000%, 7/2/2027[2,4,6]	22,894,598
3,983,047	Delayed Draw, 9.038% PIK (3-Month USD Sofr+676 basis points), 7/2/2027[2,3,4,8]	3,941,942
21,335,770	First Lien Term Loan, 10.359% PIK (3-Month USD Sofr+676 basis points), 7/2/2027[2,3,4,8,10]	21,115,586
1,876,295	Delayed Draw, 10.625% PIK (3-Month USD Sofr+676 basis points), 7/2/2027[2,3,4,8]	1,856,932
	CRS TH Holdings Corp
4,237,288	Revolver, 0.500%, 12/1/2027[2,4,6]	3,988,937
6,355,932	Delayed Draw, 9.133% (3-Month USD Libor+475 basis points), 12/1/2027[2,3,4]	5,983,405
14,298,729	First Lien Term Loan, 9.133% (3-Month USD Libor+475 basis points), 12/1/2027[2,3,4]	13,460,667
3,659,575	Eagleview Technology Second Lien Term Loan, 12.230% (3-Month USD Libor+750 basis points), 8/14/2026[2,3,4]	3,476,980
	MRI Software LLC
2,159,885	Revolver, 0.500%, 2/10/2026[2,4,5,6]	2,102,081
9,195,000	Delayed Draw, 1.000%, 2/10/2026[2,4,6]	8,948,917
5,544,049	First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 2/10/2026[2,3,4,5]	5,395,676
2,977,109	First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 2/10/2026[2,3,4]	2,897,434
8,290,738	First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 2/10/2026[2,3,4]	8,068,855
		104,132,010
	TECHNOLOGY — 22.7%
	1WorldSync, Inc.
4,936,463	First Lien Term Loan, 8.226% (3-Month USD Libor+575 basis points), 7/8/2025[2,3,4]	4,874,050

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$5,735,508	First Lien Term Loan, 8.787% (3-Month USD Libor+575 basis points), 7/8/2025[2,3,4]	$5,662,992
143,901	Delayed Draw, 9.391% (3-Month USD Libor+575 basis points), 7/8/2025[2,3,4]	142,082
	Abracon Group Holdings, LLC
865,385	Revolver, 0.500%, 7/6/2028[2,4,6]	844,911
1,730,769	Revolver, 0.500%, 7/6/2028[2,4,6]	1,689,822
4,326,923	Delayed Draw, 1.000%, 7/6/2028[2,4,6]	4,267,884
2,163,462	Delayed Draw, 1.000%, 7/6/2028[2,4,6]	2,133,942
11,971,154	First Lien Term Loan, 10.480% (3-Month USD Sofr+575 basis points), 7/6/2028[2,3,4]	11,687,935
23,942,308	First Lien Term Loan, 10.480% (3-Month USD Sofr+575 basis points), 7/6/2028[2,3,4]	23,375,871
	Acquia, Inc.
124,810	Revolver, 0.500%, 10/31/2025[2,4,6]	123,732
2,031,627	First Lien Term Loan, 10.741% (1-Month USD Libor+700 basis points), 10/31/2025[2,3,4]	2,014,078
178,127	Revolver, 12.151% (3-Month USD Libor+700 basis points), 10/31/2025[2,3,4]	176,589
	ACS
3,880,077	First Lien Term Loan, 8.634% (3-Month USD Libor+425 basis points), 10/9/2026[2,3,4]	3,665,229
6,876,457	Second Lien Term Loan, 12.633% (3-Month USD Libor+825 basis points), 10/9/2027[2,3,4]	6,722,979
	Affinipay Midco, LLC
4,640,884	Delayed Draw, 0.500%, 6/9/2028[2,4,6]	4,592,949
2,209,945	Revolver, 0.500%, 6/9/2028[2,4,6]	2,165,026
33,066,298	First Lien Term Loan, 10.645% (3-Month USD Sofr+575 basis points), 6/9/2028[2,3,4]	32,413,127
	Afiniti, Inc.
14,691,124	First Lien Term Loan, 11.750% PIK (Fixed Rate+1,175 basis points), 6/13/2024[2,3,4,5,8]	14,128,034
5,433,517	First Lien Term Loan, 11.750% PIK (Fixed Rate+1,175 basis points), 6/13/2024[2,3,4,5,8]	5,225,258
	AG-Twin Brook Technology
9,900,000	First Lien Term Loan, 9.730% (3-Month USD Libor+525 basis points), 10/29/2026[2,3,4,5]	9,806,404
14,887,500	First Lien Term Loan, 9.915% (3-Month USD Libor+550 basis points), 10/5/2027[2,3,4,5]	14,736,732
55,000,000	AIDC Intermediate Co2, LLC First Lien Term Loan, 10.437% (3-Month USD Sofr+640 basis points), 7/22/2027[2,3,4]	54,198,679

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	Alert Media, Inc.
$3,000,000	First Lien Term Loan, 9.258% (3-Month USD Sofr+500 basis points), 4/12/2027[2,3,4,5]	$2,891,473
3,000,000	Delayed Draw, 9.508% (3-Month USD Sofr+500 basis points), 4/12/2027[2,3,4,5]	2,914,004
25,000,000	Anaplan, Inc. First Lien Term Loan, 10.586% (3-Month USD Sofr+650 basis points), 6/21/2029[2,3,4,10]	24,844,534
	Appfire Technologies, LLC
924,000	Revolver, 0.500%, 3/9/2027[2,4,6]	907,378
9,819,555	Delayed Draw, 1.000%, 3/9/2027[2,4,6]	9,716,336
18,370,629	First Lien Term Loan, 9.379% (3-Month USD Sofr+550 basis points), 3/9/2027[2,3,4]	18,040,163
56,000	Revolver, 9.379% (3-Month USD Sofr+550 basis points), 3/9/2027[2,3,4]	54,993
738,340	Delayed Draw, 10.009% (3-Month USD Sofr+550 basis points), 3/9/2027[2,3,4]	730,579
	Applied Technical Services
545,455	Revolver, 0.500%, 12/29/2026[2,4,6]	527,793
2,659,091	Delayed Draw, 1.000%, 12/29/2026[2,4,6]	2,572,990
363,636	Revolver, 9.505% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	351,862
2,252,386	Delayed Draw, 10.480% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	2,179,454
6,715,909	First Lien Term Loan, 10.480% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	6,498,448
2,681,818	Delayed Draw, 10.480% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	2,594,981
750,000	Delayed Draw, 10.480% (3-Month USD Libor+575 basis points), 12/29/2026[2,3,4]	725,715
	Apptio, Inc.
371,482	Revolver, 0.500%, 1/10/2025[2,4,6]	364,088
557,223	Revolver, 8.455% (3-Month USD Libor+725 basis points), 1/10/2025[2,3,4]	546,133
8,232,848	First Lien Term Loan, 9.941% (3-Month USD Libor+725 basis points), 1/10/2025[2,3,4]	8,068,988
5,259,615	AQA Acquisition Holding, Inc. Second Lien Term Loan, 12.235% (3-Month USD Libor+750 basis points), 3/3/2029[2,3,4]	5,126,402
	Arcstor Midco LLC
15,093,646	First Lien Term Loan, 11.174% (3-Month USD Libor+750 basis points), 3/16/2027[2,3,4,8]	12,239,432
	ASG II, LLC
3,779,130	Delayed Draw, 0.500%, 5/25/2028[2,4,6]	3,723,547
829,565	Delayed Draw, 10.672% (3-Month USD Sofr+625 basis points), 5/25/2028[2,3,4]	817,364

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$30,724,638	First Lien Term Loan, 10.672% (3-Month USD Sofr+625 basis points), 5/25/2028[2,3,4]	$29,966,952
7,984,381	ATP Intermediate, Inc. First Lien Term Loan, 12.455% (3-Month USD Libor+773 basis points), 6/16/2025[2,3,4]	7,834,727
	AVALARA, Inc.
2,727,273	Revolver, 0.500%, 10/19/2028[2,4,6]	2,660,194
3,162,091	First Lien Term Loan, 11.830% (3-Month USD Sofr+725 basis points), 10/19/2028[2,3,4]	3,083,039
27,272,727	First Lien Term Loan, 11.830% (3-Month USD Sofr+725 basis points), 10/19/2028[2,3,4,10]	26,601,936
2,399,923	AVI-SPL First Lien Term Loan, 10.10% (3-Month USD Libor+538 basis points), 3/10/2027[2,3,4]	2,397,153
	Benefit Street Technology
2,666,666	Revolver, 0.500%, 10/1/2026[2,4,5,6]	2,625,741
24,812,500	First Lien Term Loan, 9.248% (3-Month USD Libor+550 basis points), 10/1/2027[2,3,4,5]	24,431,703
4,444,444	Delayed Draw, 1.000%, 5/2/2028[2,4,6]	4,304,704
35,466,667	First Lien Term Loan, 10.467% (3-Month USD Sofr+625 basis points), 5/2/2028[2,3,4]	34,351,541
	Beta Plus Technologies, Inc.
6,700,000	Revolver, 0.500%, 7/1/2027[2,4,6]	6,556,470
50,000,000	First Lien Term Loan, 9.374% (3-Month USD Sofr+525 basis points), 7/1/2029[2,3,4]	49,054,022
	BetterCloud, Inc.
2,512,669	Revolver, 0.500% PIK, 6/30/2028[2,4,6,8]	2,464,643
3,801,052	Revolver, 0.500%, 6/30/2028[2,4,5,6]	3,739,672
41,324,625	First Lien Term Loan, 10.798% PIK (3-Month USD Sofr+700 basis points), 6/30/2028[2,3,4,8,10]	40,608,393
	Bigtime Software, Inc.
2,327,586	Revolver, 0.500%, 6/30/2028[2,4,6]	2,278,346
15,517,241	First Lien Term Loan, 10.588% (3-Month USD Sofr+650 basis points), 6/30/2028[2,3,4]	15,188,975
3,370,787	Black Mountain Second Lien Term Loan, 12.485% (3-Month USD Libor+775 basis points), 9/26/2027[2,3,4]	3,261,752
	Bounteous, Inc.
738,000	Revolver, 0.500%, 8/2/2027[2,4,6]	712,411
4,300,000	Delayed Draw, 1.000%, 8/2/2027[2,4,6]	4,150,904
8,591,250	First Lien Term Loan, 8.924% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,4]	8,293,361

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$2,133,875	First Lien Term Loan, 8.924% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,4]	$2,059,886
1,062,000	Revolver, 8.998% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,4]	1,025,177
4,446,450	Delayed Draw, 9.634% (3-Month USD Libor+500 basis points), 8/2/2027[2,3,4]	4,292,276
	BusinesSolver.com, Inc.
1,260,606	Delayed Draw, 1.000%, 12/1/2027[2,4,6]	1,222,703
5,095,606	First Lien Term Loan, 9.670% (3-Month USD Libor+550 basis points), 12/1/2027[2,3,4]	4,922,495
118,182	Delayed Draw, 9.885% (3-Month USD Libor+550 basis points), 12/1/2027[2,3,4]	114,628
7,000,000	CAI Software First Lien Term Loan, 9.924% (3-Month USD Libor+625 basis points), 12/13/2028[2,3,4]	6,813,362
	Captify Intermediate Holdings Corp.
2,487,500	Delayed Draw, 11.480% (3-Month USD Libor+800 basis points), 7/12/2026[2,3,4]	2,442,010
8,640,625	First Lien Term Loan, 12.011% (3-Month USD Libor+800 basis points), 7/12/2026[2,3,4]	8,482,610
	CEB Acquisitionco, LLC
2,500,000	First Lien Term Loan, 9.965% (3-Month USD Libor+575 basis points), 12/21/2027[2,3,4]	2,448,036
2,487,500	First Lien Term Loan, 11.165% (3-Month USD Libor+375 basis points), 12/21/2027[2,3,4]	2,457,686
2,016,129	Charger Intermediateco, Inc. Delayed Draw, 9.887% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	1,990,529
	Chronicle Bidco, Inc.
11,815,793	Delayed Draw, 1.000%, 5/19/2029[2,4,6]	11,638,556
2,846,140	Delayed Draw, 11.010% (1-Month USD Sofr+675 basis points), 5/19/2029[2,3,4]	2,803,448
1,898,942	Clarus First Lien Term Loan, 10.735% (3-Month USD Libor+650 basis points), 7/1/2025[2,3,4]	1,820,889
	Cleo Communications Holding, LLC
12,860,000	First Lien Term Loan, 10.736% (3-Month USD Libor+675 basis points), 6/7/2027[2,3,4]	12,341,983
2,140,000	Revolver, 0.500%, 6/11/2028[2,4,6]	2,053,798
3,605,769	CommerceHub, Inc. First Lien Term Loan, 11.027% (3-Month USD Sofr+625 basis points), 12/29/2027[2,3,4]	3,353,365
10,000,000	Conservice Midco, LLC Second Lien Term Loan, 12.133% (3-Month USD Libor+775 basis points), 5/13/2028[2,3,4]	9,854,442

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$4,641,702	Corel Corporation First Lien Term Loan, 9.735% (3-Month USD Libor+500 basis points), 7/2/2026[2,3,4]	$4,322,723
	DataLink, LLC
310,484	Revolver, 0.500%, 11/20/2026[2,4,6]	292,256
225,806	Revolver, 11.480% (3-Month USD Libor+675 basis points), 11/20/2026[2,3,4]	212,550
6,213,911	First Lien Term Loan, 11.480% (3-Month USD Libor+675 basis points), 11/20/2026[2,3,4]	5,849,114
45,000,000	David Phelps / Merlin Bridge Loan First Lien Term Loan, 11.391% (1-Month USD Libor+700 basis points), 12/31/2022[2,3,4,5]	44,962,234
12,500,000	DCert Buyer, Inc. Second Lien Term Loan, 11.696% (1-Month USD Libor+700 basis points), 2/24/2029[2,3,4]	11,469,629
24,937,028	Diamondback Acquisition, Inc. First Lien Term Loan, 9.884% (1-Month USD Libor+550 basis points), 9/13/2028[2,3,4]	24,422,584
	Diligent Corporation
5,910,000	First Lien Term Loan, 10.134% (3-Month USD Libor+575 basis points), 8/4/2025[2,3,4]	5,753,016
4,334,000	First Lien Term Loan, 10.134% (3-Month USD Libor+575 basis points), 8/4/2025[2,3,4]	4,218,011
882,560	Delayed Draw, 10.134% (3-Month USD Libor+575 basis points), 8/24/2025[2,3,4]	858,940
EUR 6,500,000	Dragon Bidco First Lien Term Loan, 8.868% (6-Month EUR Libor+675 basis points), 4/27/2028[2,3,4,7]	6,779,279
2,763,483	DS Admiral Bidco LLC First Lien Term Loan, 11.509% (3-Month USD Sofr+700 basis points), 3/16/2028[2,3,4]	2,680,579
	Emburse, Inc.
604,839	Revolver, 1.000%, 2/28/2024[2,4,6]	597,159
2,016,129	First Lien Term Loan, 9.887% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	1,990,529
2,419,355	Delayed Draw, 9.887% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	2,388,635
201,613	Revolver, 9.887% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	199,053
17,741,935	First Lien Term Loan, 9.887% (3-Month USD Libor+550 basis points), 2/28/2024[2,3,4]	17,516,655
GBP 10,996,000	ERG Bidco, Ltd. First Lien Term Loan, 8.435% (3-Month GBP Libor+675 basis points), 6/25/2028[2,3,4,7]	12,885,365
	ESG Investments, Inc
2,142,857	Revolver, 0.500%, 9/11/2027[2,4,6]	2,033,151

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$8,035,714	Delayed Draw, 1.000%, 3/11/2028[2,4,6]	$7,624,316
15,458,036	First Lien Term Loan, 9.230% (3-Month USD Sofr+450 basis points), 3/11/2028[2,3,4]	14,666,642
	FSS Buyer LLC
920,223	Revolver, 0.500%, 8/31/2027[2,4,6]	892,001
690,167	Revolver, 10.134% (3-Month USD Libor+575 basis points), 8/31/2027[2,3,4]	669,001
18,389,610	First Lien Term Loan, 10.134% (3-Month USD Libor+575 basis points), 8/31/2028[2,3,4]	17,825,637
	Gainsight, Inc.
2,625,000	Revolver, 0.500% PIK, 7/30/2027[2,4,6,8]	2,550,111
22,052,687	First Lien Term Loan, 11.165% PIK (3-Month USD Libor+625 basis points), 7/30/2027[2,3,4,8,10]	21,423,541
SEK 11,250,000	Goldcup 25952 AB First Lien Term Loan, 8.243% (3-Month SEK Stibor+625 basis points), 8/18/2027[2,3,4,5,7]	1,027,400
	GovBrands Intermediate, Inc.
91,700	Revolver, 0.500%, 4/4/2027[2,4,6]	87,520
905,972	Delayed Draw, 1.000%, 4/4/2027[2,4,6]	864,670
1,941,418	Delayed Draw, 10.230% (3-Month USD Libor+550 basis points), 8/4/2027[2,3,4]	1,852,911
825,300	Revolver, 10.230% (3-Month USD Libor+550 basis points), 8/4/2027[2,3,4]	787,676
8,628,840	First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 8/4/2027[2,3,4]	8,235,464
20,000,000	HCSS First Lien Term Loan, 9.884% (3-Month USD Libor+575 basis points), 11/15/2027[2,3,4]	19,787,189
	Help Systems Holdings, Inc.
9,780,576	First Lien Term Loan, 8.194% (3-Month USD Libor+400 basis points), 11/19/2026[2,3,4]	8,859,588
10,000,000	Second Lien Term Loan, 10.944% (3-Month USD Libor+675 basis points), 11/19/2027[2,3,4]	9,693,024
1,970,000	HotSchedules First Lien Term Loan, 10.424% (3-Month USD Libor+675 basis points), 7/9/2025[2,3,4]	1,897,623
	HPS Technology
GBP 14,442,519	First Lien Term Loan, 6.740% (3-Month GBP Libor+550 basis points), 8/3/2025[2,3,4,5,7]	17,444,872
GBP 7,523,888	First Lien Term Loan, 8.930% (6-Month GBP Sonia+625 basis points), 9/15/2027[2,3,4,5,7]	8,972,405
GBP 19,008,661	Delayed Draw, 1.000%, 3/9/2029[2,4,6,7]	22,666,709
GBP 1,736,260	Delayed Draw, 8.180% (1-Month Sonia+525 basis points), 3/9/2029[2,3,4,5,7]	2,070,388
AUD 2,737,949	Delayed Draw, 8.930% (3-Month AUD BBSY+525 basis points), 3/9/2029[2,3,4,5,7]	1,838,822

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$10,000,000	iCIMS, Inc. First Lien Term Loan, 11.519% (3-Month USD Sofr+725 basis points), 8/18/2028[2,3,4]	$9,834,201
	IG Investments
433,526	Revolver, 0.500%, 9/22/2028[2,4,6]	409,627
9,207,876	First Lien Term Loan, 10.384% (3-Month USD Libor+600 basis points), 9/22/2028[2,3,4]	8,700,273
289,017	Revolver, 10.389% (3-Month USD Libor+600 basis points), 9/22/2028[2,3,4]	273,085
	Imagine Acquisitionco, Inc.
1,157,556	Revolver, 0.500%, 11/16/2027[2,4,6]	1,127,272
1,607,717	Delayed Draw, 1.000%, 11/16/2027[2,4,6]	1,565,656
7,180,466	First Lien Term Loan, 10.144% (3-Month USD Libor+550 basis points), 11/16/2027[2,3,4]	6,992,612
	insightsoftware
690,589	Revolver, 0.500%, 5/24/2024[2,4,6]	671,928
25,299,589	First Lien Term Loan, 9.320% (3-Month USD Libor+575 basis points), 5/24/2024[2,3,4,10]	24,615,926
	Invicti Intermediate 2, LLC
1,090,909	Revolver, 0.500%, 11/16/2027[2,4,5,6]	1,051,445
10,909,091	First Lien Term Loan, 10.134% (3-Month USD Libor+575 basis points), 11/16/2027[2,3,4,5]	10,514,448
	IQN Holding Corp.
577,540	Revolver, 0.500%, 5/2/2028[2,4,6]	566,371
1,335,080	Delayed Draw, 1.000%, 5/2/2029[2,4,6]	1,315,874
108,770	Delayed Draw, 9.684% (3-Month USD Sofr+550 basis points), 5/2/2029[2,3,4]	107,205
6,978,610	First Lien Term Loan, 9.899% (3-Month USD Sofr+550 basis points), 5/2/2029[2,3,4]	6,843,653
7,000,000	Ivanti Software, Inc. Second Lien Term Loan, 12.010% (3-Month USD Libor+725 basis points), 12/1/2028[2,3,4]	4,077,500
NOK$ 14,005,655	Jigsaw Bidco AS First Lien Term Loan, 11.070% (3-Month NOK Nibor+725 basis points), 5/3/2024[2,3,4,5,7,8]	1,414,835
	Kaseya Inc.
4,100,000	Delayed Draw, 0.500% PIK, 6/23/2029[2,4,6,8]	4,063,133
4,100,000	Revolver, 0.500% PIK, 6/23/2029[2,4,6,8]	4,032,430
66,800,000	First Lien Term Loan, 10.330% PIK (3-Month USD Sofr+575 basis points), 6/23/2029[2,3,4,8,10]	65,699,097
	Kona Buyer, LLC
9,036,182	First Lien Term Loan, 9.330% (3-Month USD Libor+475 basis points), 12/11/2027[2,3,4]	8,849,546
9,649,017	First Lien Term Loan, 9.330% (3-Month USD Libor+475 basis points), 12/11/2027[2,3,4]	9,449,723

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	Litera Bidco LLC
$14,236,220	First Lien Term Loan, 10.173% (1-Month USD Libor+575 basis points), 5/18/2023[2,3,4]	$13,578,658
10,700,211	First Lien Term Loan, 10.423% (1-Month USD Libor+600 basis points), 5/18/2023[2,3,4]	10,286,337
1,197,438	First Lien Term Loan, 10.173% (1-Month USD Libor+575 basis points), 5/29/2026[2,3,4,5]	1,142,129
1,197,438	First Lien Term Loan, 10.173% (1-Month USD Libor+575 basis points), 5/29/2026[2,3,4,5]	1,151,122
5,458,434	First Lien Term Loan, 10.423% (1-Month USD Libor+600 basis points), 5/29/2026[2,3,4,5]	5,247,307
2,248,589	First Lien Term Loan, 10.423% (1-Month USD Libor+600 basis points), 5/29/2026[2,3,4,5]	2,161,616
	LMG Holdings, Inc.
285,714	Revolver, 0.500%, 4/30/2026[2,4,6]	282,932
4,655,357	First Lien Term Loan, 11.230% (3-Month USD Libor+650 basis points), 4/30/2026[2,3,4]	4,607,919
	LogicMonitor, Inc.
2,513,966	First Lien Term Loan, 11.070% (3-Month USD Libor+650 basis points), 5/17/2023[2,3,4,5]	2,467,077
670,391	First Lien Term Loan, 11.070% (3-Month USD Libor+650 basis points), 5/17/2023[2,3,4,5]	657,887
4,189,944	First Lien Term Loan, 11.070% (3-Month USD Libor+650 basis points), 5/17/2023[2,3,4,5]	4,111,795
2,597,765	First Lien Term Loan, 11.070% (3-Month USD Libor+650 basis points), 5/17/2023[2,3,4,5]	2,549,313
5,027,933	First Lien Term Loan, 11.070% (3-Month USD Libor+650 basis points), 5/17/2023[2,3,4,5]	4,934,154
23,608,280	First Lien Term Loan, 11.070% (3-Month USD Libor+650 basis points), 5/17/2023[2,3,4,5]	23,167,950
8,355,604	MAG DS Corp. First Lien Term Loan, 10.230% (1-Month USD Libor+550 basis points), 4/1/2027[1,2,3,4]	7,951,619
20,500,000	Mandolin Technology Intermediate Holdings, Inc. Second Lien Term Loan, 10.915% (3-Month USD Libor+650 basis points), 7/30/2029[2,3,4]	20,113,375
	ManTech International Corporation
6,744,017	Revolver, 0.500%, 9/14/2028[2,4,6]	6,584,416
13,379,260	Delayed Draw, 1.000%, 9/14/2029[2,4,6]	13,195,925
54,876,722	First Lien Term Loan, 9.577% (3-Month USD Sofr+575 basis points), 9/14/2029[2,3,4]	53,578,034
	Marlin DTC-LS Midco 2, LLC
16,871,365	First Lien Term Loan, 10.735% (3-Month USD Libor+650 basis points), 7/1/2025[2,3,4]	16,177,897

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$2,914,145	First Lien Term Loan, 10.735% (3-Month USD Libor+650 basis points), 7/1/2025[2,3,4]	$2,794,364
	Measurabl, Inc.
10,034,943	First Lien Term Loan, 12.500% (3-Month USD Sofr+550 basis points), 4/21/2026[2,3,4,8]	9,917,690
	Mindbody, Inc.
1,428,571	Revolver, 0.500%, 2/14/2025[2,4,6]	1,394,774
7,003,041	First Lien Term Loan, 12.141% (3-Month USD Libor+700 basis points), 2/14/2025[2,3,4]	6,837,361
168,585	Misys Ltd. Second Lien Term Loan, 12.950% (3-Month USD Libor+350 basis points), 6/13/2024[2,3]	149,548
7,000,000	MyComplianceoffice, Inc. First Lien Term Loan, 12.284% (3-Month USD Libor+850 basis points), 12/29/2025[2,3,4]	6,827,856
	Netwrix Corporation And Concept Searching Inc.
2,870,000	Revolver, 0.500%, 6/9/2029[2,4,6]	2,832,078
11,011,255	Delayed Draw, 1.000%, 6/9/2029[2,4,6]	10,920,639
2,030,088	Delayed Draw, 9.531% (3-Month USD Sofr+500 basis points), 6/9/2029[2,3,4]	2,013,382
34,088,657	First Lien Term Loan, 9.696% (3-Month USD Sofr+500 basis points), 6/9/2029[2,3,4]	33,638,235
	New Era Merger Sub, Inc.
58,641	Revolver, 0.500%, 10/31/2026[2,4,6]	57,747
110,751	Revolver, 0.500%, 10/31/2026[2,4,6]	109,062
153,958	Delayed Draw, 1.000%, 10/31/2026[2,4,6]	151,611
1,880,305	Delayed Draw, 9.320% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,4]	1,851,637
2,012,960	Delayed Draw, 9.993% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,4]	1,982,269
169,392	Revolver, 10.390% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,4]	166,809
3,133,789	First Lien Term Loan, 10.665% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,4]	3,086,008
37,643	Revolver, 10.985% (3-Month USD Libor+625 basis points), 10/31/2026[2,3,4]	37,069
	Newscycle Solutions
2,292,171	First Lien Term Loan, 11.680% (3-Month USD Libor+700 basis points), 12/29/2023[2,3,4]	2,232,204
265,882	First Lien Term Loan, 11.680% (3-Month USD Libor+700 basis points), 12/29/2023[2,3,4]	258,926
345,910	Delayed Draw, 11.680% (3-Month USD Libor+700 basis points), 12/29/2023[2,3,4]	336,861

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$5,333,333	OEConnection LLC Second Lien Term Loan, 11.383% (3-Month USD Libor+700 basis points), 9/25/2027[2,3,4]	$5,241,037
9,898,875	Options Technology Ltd. First Lien Term Loan, 10.000% (3-Month USD Libor+450 basis points), 12/26/2025[2,3,4]	9,634,945
7,443,750	OSP Lakeside Intermediate Holdings, LLC First Lien Term Loan, 12.217% (3-Month USD Libor+805 basis points), 7/31/2026[2,3,4]	7,344,585
	PC Dreamscape Opco, Inc.
1,052,632	Revolver, 0.500%, 4/25/2028[2,4,6]	1,020,198
3,289,474	Delayed Draw, 1.000%, 4/25/2028[2,4,6]	3,220,652
263,158	Revolver, 10.161% (3-Month USD Sofr+575 basis points), 4/25/2028[2,3,4]	255,050
3,281,250	Delayed Draw, 10.330% (3-Month USD Sofr+575 basis points), 4/25/2028[2,3,4]	3,212,600
12,075,000	First Lien Term Loan, 10.330% (3-Month USD Sofr+575 basis points), 4/25/2028[2,3,4]	11,702,952
	PCS Software, Inc.
363,714	Revolver, 0.500%, 7/1/2024[2,4,6]	363,408
5,236,782	First Lien Term Loan, 10.730% (3-Month USD Libor+575 basis points), 7/1/2024[2,3,4]	5,232,387
20,313,405	PDFTron Systems, Inc. First Lien Term Loan, 9.822% (3-Month USD Sofr+550 basis points), 7/15/2027[2,3,4]	19,539,906
9,837,147	PDI TA Holdings, Inc. First Lien Term Loan, 8.727% (3-Month USD Libor+450 basis points), 10/24/2024[2,3,4]	9,515,759
	PDQ
1,764,706	Revolver, 0.500%, 8/27/2027[2,4,6]	1,747,696
7,340,294	Delayed Draw, 9.430% (3-Month USD Libor+475 basis points), 8/27/2027[2,3,4]	7,269,540
10,715,294	First Lien Term Loan, 9.430% (3-Month USD Libor+475 basis points), 8/27/2027[2,3,4,10]	10,612,008
	Pegasus Global Enterprise Holdings, LLC
1,268,825	Delayed Draw, 0.500%, 5/29/2025[2,4,6]	1,257,865
771,579	Delayed Draw, 10.48% (3-Month USD Libor+575 basis points), 5/29/2025[2,3,4]	764,914
2,740,887	First Lien Term Loan, 10.480% (3-Month USD Libor+575 basis points), 5/29/2025[2,3,4]	2,717,212
1,181,968	Perforce Software, Inc. First Lien Term Loan, 8.134% (1-Month USD Libor+375 basis points), 7/1/2026[2,3]	1,104,584
	Ping Identity Corporation
250,000	Revolver, 0.500%, 10/18/2028[2,4,6]	243,750

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$3,277,972	First Lien Term Loan, 11.324% (1-Month USD Sofr+700 basis points), 10/18/2029[2,3,4]	$3,196,023
13,000,000	Polaris Newco, LLC Second Lien Term Loan, 12.735% (3-Month USD Libor+800 basis points), 6/4/2029[2,3,4]	13,107,961
	Prism Parent Co., Inc.
601,852	Delayed Draw, 1.000%, 9/16/2028[2,4,6]	595,833
2,407,407	First Lien Term Loan, 10.321% (3-Month USD Sofr+600 basis points), 9/16/2028[2,3,4]	2,359,259
	ProcessUnity Holdings, LLC
750,000	Revolver, 0.500%, 9/24/2028[2,4,6]	716,588
750,000	Delayed Draw, 1.000%, 9/24/2028[2,4,6]	722,488
250,000	Delayed Draw, 9.748% (3-Month USD Libor+600 basis points), 9/24/2028[2,3,4]	240,829
250,000	Revolver, 10.384% (3-Month USD Libor+600 basis points), 9/24/2028[2,3,4]	238,862
5,000,000	First Lien Term Loan, 10.730% (3-Month USD Libor+600 basis points), 9/24/2028[2,3,4]	4,777,250
	Project Leopard Holdings, Inc.
60,000,000	First Lien Term Loan, 9.803% (3-Month USD Sofr+525 basis points), 7/20/2029[1,2,3,4,10]	54,945,000
14,677,326	First Lien Term Loan, 9.803% (3-Month USD Sofr+525 basis points), 7/20/2029[2,3,4]	13,440,761
	QF Holdings, Inc.
263,158	Revolver, 0.500%, 12/15/2027[2,4,6]	256,273
2,192,982	First Lien Term Loan, 10.425% (3-Month USD Libor+625 basis points), 12/15/2027[2,3,4]	2,135,610
438,597	Delayed Draw, 10.430% (3-Month USD Libor+625 basis points), 12/15/2027[2,3,4]	427,122
	Quantic Electronics, LLC
128,641	Revolver, 0.500%, 11/19/2026[2,4,6]	125,920
57,038	Revolver, 0.500%, 11/19/2026[2,4,6]	55,832
953,898	Delayed Draw, 1.000%, 11/19/2026[2,4,6]	933,718
371,359	Revolver, 10.030% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	363,503
3,950,000	Delayed Draw, 10.980% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	3,866,438
5,403,750	First Lien Term Loan, 10.980% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	5,289,434
2,448,191	Delayed Draw, 10.980% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	2,396,399
371,359	Revolver, 10.980% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	363,503
3,654,663	First Lien Term Loan, 10.980% (3-Month USD Libor+625 basis points), 11/19/2026[2,3,4]	3,577,348

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$20,000,000	Quest Software US Holdings, Inc. First Lien Term Loan, 11.594% (3-Month USD Sofr+750 basis points), 2/1/2030[2,3,4]	$12,070,000
EUR 11,003,391	Questel International First Lien Term Loan, 8.350% (3-Month EUR Libor+625 basis points), 12/17/2027[2,3,4,7]	11,476,163
8,653,846	Quickbase, Inc. Second Lien Term Loan, 12.383% (3-Month USD Libor+800 basis points), 4/2/2027[2,3,4]	8,536,627
	Rally Buyer, Inc.
1,500,000	Revolver, 0.500%, 7/19/2028[2,4,6]	1,464,512
1,682,180	Revolver, 0.500%, 7/19/2028[2,4,6]	1,642,382
3,000,000	Delayed Draw, 1.000%, 7/19/2028[2,4,6]	2,959,066
3,364,360	Delayed Draw, 1.000%, 7/19/2028[2,4,6]	3,318,454
10,500,000	First Lien Term Loan, 8.782% (3-Month USD Sofr+575 basis points), 7/19/2028[2,3,4]	10,251,587
11,775,259	First Lien Term Loan, 8.782% (3-Month USD Sofr+575 basis points), 7/19/2028[2,3,4]	11,496,675
	Ranger Buyer, Inc.
1,923,077	Revolver, 0.500%, 11/18/2027[2,4,6]	1,901,651
22,961,538	First Lien Term Loan, 9.884% (3-Month USD Libor+625 basis points), 11/18/2028[2,3,4]	22,705,719
	RCS Technology
2,188,710	First Lien Term Loan, 10.230% (3-Month USD Libor+550 basis points), 2/28/2025[2,3,4,5]	2,186,242
340,660	Delayed Draw, 9.571% (3-Month USD Libor+575 basis points), 2/3/2026[2,3,4,5]	339,423
90,278	Revolver, 9.571% (3-Month USD Libor+575 basis points), 2/3/2026[2,3,4,5]	89,950
1,895,833	First Lien Term Loan, 9.571% (3-Month USD Libor+575 basis points), 2/3/2026[2,3,4,5]	1,888,950
	Recorded Future, Inc.
178,771	Revolver, 0.500%, 7/3/2025[2,4,6]	176,108
1,117,730	First Lien Term Loan, 9.976% (3-Month USD Libor+525 basis points), 7/3/2025[2,3,4]	1,101,080
	Redwood Services Group, LLC
2,683,663	Delayed Draw, 1.000%, 6/15/2029[2,4,6]	2,655,968
6,924,869	Delayed Draw, 10.580% (3-Month USD Sofr+600 basis points), 6/15/2029[2,3,4]	6,853,405
40,391,468	First Lien Term Loan, 10.690% (3-Month USD Sofr+600 basis points), 6/15/2029[2,3,4]	39,570,846
	Revalize, Inc.
5,643,832	Delayed Draw, 1.000%, 4/15/2027[2,4,6]	5,551,289
681,000	Revolver, 9.424% (3-Month USD Libor+575 basis points), 4/15/2027[2,3,4]	669,834

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$1,021,200	Delayed Draw, 10.461% (3-Month USD Libor+525 basis points), 4/15/2027[2,3,4]	$1,004,455
19,860,114	Delayed Draw, 10.480% (3-Month USD Libor+525 basis points), 4/15/2027[2,3,4]	19,534,465
4,619,419	Delayed Draw, 10.480% (3-Month USD Libor+575 basis points), 4/15/2027[2,3,4]	4,543,674
	Riskonnect Parent, LLC
30,882,250	Delayed Draw, 1.000%, 12/7/2028[2,4,6]	30,622,406
24,644,235	First Lien Term Loan, 9.731% (3-Month USD Sofr+550 basis points), 12/7/2028[2,3,4,10]	24,190,041
4,411,750	Delayed Draw, 10.211% (3-Month USD Sofr+550 basis points), 12/7/2028[2,3,4]	4,374,629
2,107,471	Rocket Software, Inc. First Lien Term Loan, 8.321% (3-Month USD Libor+425 basis points), 11/28/2025[2,3]	2,031,339
	RPX Corporation
4,391,599	First Lien Term Loan, 9.884% (3-Month USD Libor+550 basis points), 10/23/2025[2,3,4]	4,300,894
7,913,279	First Lien Term Loan, 9.884% (3-Month USD Libor+550 basis points), 10/23/2025[2,3,4]	7,749,836
	Safety Borrower Holdings
677,966	Revolver, 0.500%, 9/1/2027[2,4,6]	653,214
9,264,831	First Lien Term Loan, 10.400% (1-Month USD Libor+525 basis points), 9/1/2027[2,3,4]	8,926,576
	SailPoint Technologies, Inc.
603,840	Revolver, 0.500%, 8/16/2028[2,4,5,6]	597,113
7,680,847	First Lien Term Loan, 10.576% (3-Month USD Sofr+625 basis points), 8/16/2029[2,3,4,5]	7,595,273
	Securonix, Inc.
2,288,135	Revolver, 0.500%, 4/1/2028[2,4,6]	2,285,555
12,711,865	First Lien Term Loan, 10.097% (3-Month USD Sofr+650 basis points), 4/1/2028[2,3,4,10]	12,697,533
	Seismic Software, Inc.
272,390	Revolver, 0.500%, 10/15/2026[2,4,5,6]	263,900
1,089,558	Delayed Draw, 1.000%, 10/15/2026[2,4,6]	1,055,598
26,204,082	Delayed Draw, 1.000%, 10/15/2026[2,4,5,6]	25,387,334
813,083	Delayed Draw, 8.950% (3-Month USD Libor+475 basis points), 10/15/2026[2,3,4,5]	787,740
16,458	Delayed Draw, 8.950% (3-Month USD Libor+475 basis points), 10/15/2026[2,3,4,5]	15,945
3,659,441	Delayed Draw, 8.950% (3-Month USD Libor+475 basis points), 10/15/2026[2,3,4,5]	3,545,381

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$4,086,032	First Lien Term Loan, 8.950% (3-Month USD Libor+475 basis points), 10/15/2026[2,3,4,5]	$3,958,676
1,462,500	Smartlinx Solutions, LLC First Lien Term Loan, 10.480% (3-Month USD Libor+600 basis points), 3/5/2026[2,3,4]	1,458,612
	Sonar Acquisitionco, Inc.
2,693,750	Revolver, 0.500%, 7/7/2028[2,4,5,6]	2,630,020
40,406,250	First Lien Term Loan, 9.415% (3-Month USD Sofr+575 basis points), 7/7/2028[2,3,4,5]	39,450,302
GBP 3,613,000	SSCP Pegasus Bidco Ltd. First Lien Term Loan, 9.431% (3-Month GBP Libor+675 basis points), 6/16/2028[2,3,4,7]	4,277,534
	Syntax Systems Ltd.
660,066	Revolver, 0.500%, 10/29/2026[2,4,6]	642,467
1,320,132	Revolver, 10.134% (1-Month USD Libor+550 basis points), 10/29/2026[2,3,4]	1,284,934
4,962,406	First Lien Term Loan, 10.134% (1-Month USD Libor+550 basis points), 10/28/2028[2,3,4]	4,830,096
4,950,495	Delayed Draw, 1.000%, 10/29/2028[2,4,6]	4,818,502
17,888,614	First Lien Term Loan, 10.134% (1-Month USD Libor+550 basis points), 10/29/2028[2,3,4]	17,411,658
	Tamarack Intermediate, L.L.C.
2,485,937	Revolver, 0.500%, 3/11/2028[2,4,6]	2,359,739
18,430,371	First Lien Term Loan, 9.232% (3-Month USD Sofr+575 basis points), 3/11/2028[2,3,4]	17,494,755
537,500	Revolver, 9.825% (3-Month USD Sofr+575 basis points), 3/11/2028[2,3,4]	510,214
1,473,750	TaxSlayer LLC First Lien Term Loan, 10.384% (3-Month USD Libor+600 basis points), 12/31/2026[2,3,4]	1,443,898
10,015,265	The NPD Group, Inc. First Lien Term Loan, 10.431% (1-Month USD Libor+575 basis points), 12/1/2028[2,3,4,8]	9,814,959
	Thunder Purchase, Inc.
1,136,691	Revolver, 0.500%, 6/30/2027[2,4,6]	1,078,497
235,177	Revolver, 10.480% (3-Month USD Libor+575 basis points), 6/30/2027[2,3,4,5]	223,137
4,073,590	First Lien Term Loan, 10.480% (3-Month USD Libor+575 basis points), 6/30/2028[2,3,4,5]	3,865,037
	TigerConnect, Inc.
1,875,000	Revolver, 0.500% PIK, 2/16/2028[2,4,6,8]	1,870,539
419,818	Delayed Draw, 1.000% PIK, 2/16/2028[2,4,6,8]	418,819
121,589	Delayed Draw, 11.488% PIK (3-Month USD Sofr+675 basis points), 2/16/2028[2,3,4,8]	121,299
13,125,000	First Lien Term Loan, 11.488% PIK (3-Month USD Sofr+675 basis points), 2/16/2028[2,3,4,8,10]	12,880,199

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	Trackforce Acquireco, Inc.
$1,113,074	Revolver, 0.500%, 6/23/2028[2,4,5,6]	$1,092,314
30,053,004	First Lien Term Loan, 9.981% (3-Month USD Sofr+600 basis points), 6/23/2028[2,3,4,5]	29,492,469
9,442,589	Transact Holdings, Inc. First Lien Term Loan, 8.821% (1-Month USD Libor+475 basis points), 4/30/2026[2,3,4,5]	9,066,012
	Tribute Technology Holdings, LLC
3,487,842	Revolver, 0.500%, 10/30/2026[2,4,6]	3,387,862
2,138,098	First Lien Term Loan, 10.180% (3-Month USD Libor+550 basis points), 10/30/2026[2,3,4,5]	2,033,988
6,414,295	Delayed Draw, 10.430% (3-Month USD Libor+575 basis points), 10/30/2026[2,3,4,5]	6,166,196
1,395,137	Revolver, 10.830% (3-Month USD Libor+625 basis points), 10/30/2026[2,3,4,5]	1,355,145
	Trintech, Inc.
881,653	First Lien Term Loan, 10.390% (3-Month USD Libor+600 basis points), 12/29/2024[2,3,4]	859,691
440,827	First Lien Term Loan, 10.390% (3-Month USD Libor+600 basis points), 12/29/2024[2,3,4]	429,845
GBP 12,230,216	UKFast Leaders Limited First Lien Term Loan, 10.797% (3-Month GBP Libor+675 basis points), 9/8/2027[2,3,4,7]	14,168,788
	Uniguest
473,684	Revolver, 0.500%, 12/17/2025[2,4,6]	468,947
52,632	Revolver, 11.383% (1-Month USD Libor+700 basis points), 12/17/2025[2,3,4]	52,105
5,171,053	First Lien Term Loan, 11.383% (1-Month USD Libor+700 basis points), 12/17/2025[2,3,4]	5,119,342
4,169,974	Delayed Draw, 11.387% (1-Month USD Libor+700 basis points), 12/17/2025[2,3,4]	4,128,274
2,631,579	Delayed Draw, 1.000%, 12/18/2025[2,4,6]	2,605,263
37,896,774	User Zoom Technologies, Inc First Lien Term Loan, 9.347% (3-Month USD Sofr+575 basis points), 4/5/2029[2,3,4,10]	36,962,588
15,000,000	Virgin Pulse, Inc. Second Lien Term Loan, 11.633% (3-Month USD Libor+725 basis points), 4/6/2029[2,3,4]	13,502,454
	Wilson Electronics Holdings, LLC
9,226,000	Delayed Draw, 1.000%, 5/17/2027[2,4,6]	9,174,850
29,154,950	First Lien Term Loan, 11.030% (3-Month USD Sofr+600 basis points), 5/17/2027[2,3,4]	28,657,573
	WorkForce Software, LLC
154,412	Revolver, 0.500%, 7/31/2025[2,4,6]	150,179

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$308,824	Revolver, 9.570% PIK (3-Month USD Libor+650 basis points), 7/31/2025[2,3,4,8]	$300,358
4,466,442	First Lien Term Loan, 10.320% PIK (3-Month USD Libor+425 basis points), 7/31/2025[2,3,4,8]	4,355,182
2,524,544	Xactly Corporation First Lien Term Loan, 11.010% (3-Month USD Libor+725 basis points), 7/31/2023[2,3,4]	2,505,898
	Zendesk, Inc.
1,847,826	Delayed Draw, 1.000%, 11/22/2028[2,4,6]	1,829,348
7,391,304	First Lien Term Loan, 11.041% (3-Month USD Sofr+650 basis points), 11/22/2028[2,3,4]	7,243,478
		2,287,831,760
	UTILITIES — 0.3%
	EDPO, LLC
713,334	Delayed Draw, 1.000%, 12/8/2027[2,4,5,6]	689,314
293,334	Delayed Draw, 9.130% (3-Month USD Libor+475 basis points), 12/8/2027[2,3,4,5]	283,456
242,717	First Lien Term Loan, 9.130% (3-Month USD Libor+475 basis points), 12/8/2027[2,3,4,5]	232,114
7,783,766	TS OpCo Holding LLC First Lien Term Loan, 9.928% (3-Month USD Libor+475 basis points), 9/28/2023[2,3,4]	7,685,354
	Water Holdings Acquisition, LLC
519,305	Revolver, 0.500%, 12/18/2026[2,4,6]	495,434
3,817,808	Delayed Draw, 1.000%, 12/18/2026[2,4,6]	3,737,338
766,409	Revolver, 9.980% (3-Month USD Libor+525 basis points), 12/18/2026[2,3,4]	731,179
13,577,143	First Lien Term Loan, 9.980% (3-Month USD Libor+525 basis points), 12/18/2026[2,3,4]	12,958,181
290,322	Delayed Draw, 9.980% (3-Month USD Libor+525 basis points), 12/18/2026[2,3,4]	284,203
		27,096,573
	TOTAL SENIOR SECURED LOANS
	(Cost $9,839,899,571)	9,701,422,249

Number of Shares
	PRIVATE INVESTMENT VEHICLES — 44.1%
	INVESTMENT PARTNERSHIPS — 4.5%
N/A	AG Direct Lending Fund II (Unlevered) L.P.[2,9]	26,043,164
N/A	AG Direct Lending Fund II L.P.[2,9]	19,623,006
N/A	AG Direct Lending Fund III L.P.[2,9]	14,241,923
N/A	AG DLI, L.P.[2,9]	9,933,655
N/A	AG GTDL Fund II L.P.[2,9]	26,124,689

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	INVESTMENT PARTNERSHIPS (Continued)
N/A	AG GTDL Fund L.P.[2,9]	$3,141,298
N/A	AG KFHDL Fund L.P.[2,9]	3,141,538
N/A	Antares Senior Loan Parallel Feeder Fund II (Cayman) LP2,9	26,179,992
N/A	Ares Commercial Finance Feeder (A) LP2,9	17,865,182
N/A	Banner Ridge DSCO Fund II, LP2,9	149,095
N/A	Barings CMS Fund LP2,9	3,211,063
N/A	Crescent Mezzanine Partners VIIC, L.P.[2,9]	6,161,943
N/A	Crestline Specialty Lending III (U.S.), LP2,9	17,224,376
N/A	HPS Mezzanine Partners 2019 LP2,9	9,127,182
N/A	HPS Specialty Loan Fund V Feeder LP2,9	40,702,455
N/A	Marlin Credit Opportunity Fund LP2,9	96,338,103
N/A	Odyssey Company Investment Partners B L.P. [2,9]	1,522,703
N/A	Providence Debt Fund III (Non-US) L.P.[2,9]	10,081,700
N/A	Raven Asset Based Credit Fund II, LP2,9	16,069,447
N/A	Silver Point Specialty Credit Fund II, LP2,9	39,301,586
N/A	Summit Partners Credit Offshore Fund II, LP2,9	7,972,269
N/A	Thompson Rivers, LLC[2,9]	7,887,854
N/A	Varagon Capital Direct Lending Fund, LP2,9	14,460,677
N/A	Vista Credit Partner Fund III LP2,9	26,989,811
N/A	Waccamaw River, LLC [2,9]	10,641,636
		454,136,347
	JOINT VENTURES — 0.8%
N/A	FBLC Senior Loan Fund LLC[2,9]	68,454,107
N/A	Middle Market Credit Fund II, LLC[2,9]	14,647,205
		83,101,312
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 17.6%
4,950,891	AGTB Private BDC[2,9]	127,230,094
800,000	Ares Strategy Income Fund LP2,9	20,000,000
4,312,845	Barings Capital Investment Corporation[2,9]	96,059,194
44,235,355	Barings Private Credit Corporation[2,9]	921,397,836
158,610	Carlyle Secured Lending III[2,9]	3,161,484
N/A	CDL Tender Fund 2022-1 L.P.[2,9]	50,716,503
5,602,694	Franklin BSP Lending Corporation[2,9]	42,265,884
2,393,455	Golub Capital BDC 4, Inc.[2,9]	36,383,965
2,053,052	Golub Capital Direct Lending Corp.[2,9]	31,056,409
1,755,897	Morgan Stanley Direct Lending Fund[2,9]	38,578,951
10,000,000	New Mountain Guardian III BDC, LLC[2,9]	98,610,115
750,000	New Mountain Guardian IV BDC, LLC[2,9]	7,355,803
16,163,843	Owl Rock Core Income Corp.[2,9]	146,780,336
2,119,509	Owl Rock Technology Finance Corp.[2,9]	36,189,552
2,673,813	Owl Rock Technology Finance Corp. II2,9	38,893,055

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES (Continued)
1,832,480	Redwood Enhanced Income Corp.[2,9]	$26,035,780
540,581	Sixth Street Lending Partners[2,9]	13,356,042
N/A	Stellus Private Credit BDC Feeder, LP2,9	12,447,385
43,345	Stone Point Credit Corp.[2,9]	851,839
N/A	TCW Direct Lending VIII LLC[2,9]	13,357,448
1,925,963	Varagon Capital Corporation[2,9]	19,175,790
		1,779,903,465
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS — 20.1%
N/A	ABPCI Pacific Funding LP2,9	82,800,476
N/A	BlackRock Shasta CLO VII LLC[2,9]	536,822,639
N/A	Comvest Structured Note Issuer I LLC[2,9]	43,336,653
N/A	NXT Capital Structured Note I, LLC[2,9]	77,180,242
N/A	Raven Senior Loan Fund LLC[2,9]	421,293,839
N/A	Silver Point Loan Funding LLC[2,9]	443,601,956
N/A	Varagon Structured Note Issuer I LLC[2,9]	423,835,621
		2,028,871,426
	PRIVATE EQUITY — 0.1%
N/A	CSL III Advisor LLC[2,4]	24,289
4	Owl Rock Technology Holdings II LLC[2,4]	5,257,600
N/A	Stellus Private BDC Advisor, LLC [2,4]	1,001,035
		6,282,924
	SPECIAL PURPOSE VEHICLE FOR PREFERRED EQUITY — 0.4%
N/A	CCOF Sierra II, L.P.[2,9]	16,238,275
N/A	Chilly HP SCF Investor, LP2,9	2,151,260
N/A	HPS Mint Co-Invest Fund LP2,9	10,646,142
N/A	Minerva Co-Invest LP2,9	15,242,842
		44,278,519
	SPECIAL PURPOSE VEHICLE FOR SENIOR SECURED BONDS — 0.4%
N/A	17Capital Co. Investment Fund V-L LP2,7,9	25,144,943
N/A	Endurance II L.P.[2,9]	10,499,921
N/A	Proxima Onshore Co-Invest, L.P.[2,9]	3,389,358
		39,034,222
	SPECIAL PURPOSE VEHICLE FOR SUBORDINATED DEBT — 0.2%
N/A	Luther Co-Invest, L.P.[2,9]	15,433,304
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $4,368,186,706)	4,451,041,519

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS — 0.8%
$12,000,000	ABPCI Direct Lending Fund CLO X LP 14.712% (3-Month USD Libor+1,047 basis points), 1/20/2032[1,2,3,4,11]	$11,138,810
	BlackRock Elbert CLO V LLC
39,500,000	19.000%, 6/15/2034[1,2,4,13]	36,820,817
13,000,000	13.228% (3-Month Term SOFR+870 basis points), 6/15/2034[1,2,3,4,11]	11,744,635
10,000,000	Monroe Capital MML CLO IX Ltd. 13.025% (3-Month USD Libor+870 basis points), 10/22/2031[1,2,3,11,14]	9,228,394
2,910,000	Monroe Capital MML CLO VII Ltd. 11.915% (3-Month USD Libor+725 basis points), 11/22/2030[1,2,3,4,11]	2,608,388
15,000,000	Monroe Capital MML CLO VIII, Ltd. 20.000%, 11/22/2033[1,2,4,11,13]	10,623,121
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $90,495,736)	82,164,165

Number of Shares
	PREFERRED STOCKS — 0.8%
	HEALTH CARE — 0.3%
15,000	nThrive, Inc., Series A-2 Preferred, 11.000% PIK[2,4,8]	14,508,336
17,500	Propharma, LLC Jayhawk Intermediate LLC, Series B Preferred, 13.000% PIK[2,4,8,15]	16,980,040
		31,488,376
	INDUSTRIALS — 0.2%
875	Atomic Transport, LLC Atomic Blocker, LLC, Class A-2 Preferred, 13.560% PIK[2,4,8,16]	875,000
2,500	Atomic Blocker, LLC, Class A Preferred, 8.500% PIK[2,4,8,16]	2,500,000
11,250,000	FSG Acquisition, LLC, - Senior Preferred, 12.250% PIK[2,4,8]	10,973,698
200	S4T Holdings Corp. Vistria ESS Holdings, LLC, Class A Preferred, 8.000% PIK[2,4,8,17]	100,000
		14,448,698
	TECHNOLOGY — 0.3%
15,000	GS Holder, Inc., 16.320%[2,4]	14,550,000
6,500	Mandolin Technology Intermediate Holdings, Inc. - Series A Preferred, 10.500% PIK[2,4,8]	6,312,138
11,000	Riskonnect Parent, LLC - Series B Preferred, 12.607% PIK[2,4,8]	10,780,000
		31,642,138
	TOTAL PREFERRED STOCKS
	(Cost $76,869,253)	77,579,212
	COMMON STOCKS — 0.1%
	CONSUMER DISCRETIONARY — 0.0%
1,500,000	A1 Garage Merger Sub, LLC[2,4]	1,500,000

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS — 0.1%
280,309	Forbright, Inc.[2,4]	$6,304,851
	INDUSTRIALS — 0.0%
2,188	Atomic Transport, LLC Atomic Blocker, LLC, Class W Common[2,4,16]	1,248,057
200	S4T Holdings Corp. Vistria ESS Holdings, LLC, Class A Common[2,4,17]	150,287
		1,398,344
	TOTAL COMMON STOCKS
	(Cost $5,865,607)	9,203,195

Principal Amount
	SUBORDINATED DEBT — 0.1%
	FINANCIALS — 0.1%
$5,500,000	OTR Midco, LLC, 12.000%, 5/12/2026[2,4]	5,490,768
	TOTAL SUBORDINATED DEBT
	(Cost $5,500,000)	5,490,768

Number of Shares
	WARRANTS — 0.0%
	ENERGY — 0.0%
1	Service Compression, LLC[2,4]	—
	HEALTH CARE — 0.0%
1,300,435	ADMA Bilogics, Inc.[2,4]	3,886,164
219,298	Xerix Biopharma Holdings, Inc.[2,4]	283,962
		4,170,126
	TECHNOLOGY — 0.0%
21,640	Afiniti, Inc. (via a participation with VHG Investment Fund I, L.P.)[2,4]	1,025,628
1	Measurabl, Inc.[2,4]	—
		1,025,628
	TOTAL WARRANTS
	(Cost $1,152,261)	5,195,754

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.9%
90,649,075	State Street Institutional U.S. Government Money Market Fund, 4.04%[2,18]	$90,649,075
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $90,649,075)	90,649,075
	TOTAL INVESTMENTS — 143.0%
	(Cost $14,478,618,209)	14,422,745,937
	Senior Notes (net of deferred offering costs of $7,479,350) — (18.0)%	(1,810,848,745)
	Liabilities Less Other Assets — (25.0)%	(2,525,095,826)
	NET ASSETS — 100.0%	$10,086,801,366

Principal Amount
	REVERSE REPURCHASE AGREEMENTS — (0.0)%
$(3,825,000)	Agreement with Deutsche Bank AG, 5.239%, dated 12/22/2022, to be repurchased at $3,885,947 on 12/22/2022, collateralized by Monroe Capital MML CLO IX Ltd. with maturity of 10/22/2031, with a total value of $9,228,394	(3,825,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS
	(Proceeds $3,825,000)	(3,825,000)

AUD – Australian Dollars
Libor – London Interbank Offered Rate
Sofr – Secured Overnight Financiang Rate
LLC – Limited Liability Company
GBP – Pound Sterling
EUR – Euro
CAD – Canadian Dollars
US – United States
LP – Limited Partnership
RB – Revenue Bonds
LOC – Letter of Credit
SEK – Swedish Krona
Stibor – Stockholm Interbank Offered Rate
NOK – Norweigian Krone
Nibor – Norwegian Interbank Offered Rate
NZD – New Zealand Dollar
BDC – Business Development Company
CLO – Collateralized Loan Obligation

*	Subordinated note position. Rate shown is the effective yield as of period end.
[1]	Callable.
[2]	As of December 31, 2022 all or a portion of the security has been pledged as collateral for a senior secured note. The value of the securities totaled $14,422,745,937 as of December 31, 2022. See Note 2, subsection Senior Notes of the Notes to Consolidated Financial Statements for additional information.
[3]	Floating rate security. Rate shown is the rate effective as of period end.
[4]	Value was determined using significant unobservable inputs.
[5]	This investment was made through a participation. Please see Note 2 for a description of loan participations.
[6]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. See Note 2 for additional information.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

[7]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[8]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[9]	Investment valued using net asset value per share as practical expedient.
[10]	All or a portion of this security is segregated as collateral for secured borrowings made with Macquarie US Trading LLC. Total collateral had a fair value of $452,440,533 as of December 31, 2022. See note 2 for additional information.
[11]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $56,666,929, which represents 0.6% of total net assets of the Fund.
[12]	Step rate security.
[13]	Variable rate security. Rate shown is the rate in effect as of period end.
[14]	All or a portion of this security is segregated as collateral for reverse repurchase agreements. Total collateral had a fair value of $9,228,394 as of December 31, 2022. See note 2 for additional information.
[15]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[16]	Atomic Blocker, LLC holds Class A Preferred Units and Class W Common Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.
[17]	Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.
[18]	The rate is the annualized seven-day yield at period end.

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co. Investment Fund V-L LP	9/23/2021	$25,759,098
ABPCI Pacific Funding LP	6/9/2022	81,145,833
AG Direct Lending Fund II (Unlevered) L.P.	3/31/2022	24,059,318
AG Direct Lending Fund II L.P.	3/31/2020	18,142,298
AG Direct Lending Fund III L.P.	6/28/2019	13,843,946
AG DLI, L.P.	3/31/2022	8,900,715
AG GTDL Fund II L.P.	3/31/2022	24,214,300
AG GTDL Fund L.P.	3/31/2022	3,020,971
AG KFHDL Fund L.P.	3/31/2022	3,026,792
AGTB Private BDC	5/10/2022	125,000,000
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	8/3/2022	25,995,953
Ares Commercial Finance Feeder (A) LP	3/31/2021	15,404,552
Ares Strategy Income Fund LP	12/5/2022	20,000,000
Banner Ridge DSCO Fund II LP	10/11/2022	-
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings CMS Fund LP	12/28/2021	3,000,000
Barings Private Credit Corporation	5/10/2021	900,000,000
BlackRock Shasta CLO VII LLC	2/10/2021	532,289,942
Carlyle Secured Lending III	9/28/2022	3,150,000
CCOF Sierra II, L.P.	8/2/2022	15,600,000
CDL Tender Fund 2022-1 L.P.	4/4/2022	50,000,000
Chilly HP SCF Investor, LP	2/9/2022	1,980,197
Comvest Structured Note Issuer I LLC	11/17/2022	43,336,653
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	5,426,693
Crestline Specialty Lending III (U.S.), LP	8/30/2021	16,991,703
Endurance II L.P.	8/24/2020	9,754,940
FBLC Senior Loan Fund LLC	4/1/2020	78,562,000
Franklin BSP Lending Corporation	1/20/2021	32,327,541
Golub Capital BDC 4, Inc.	4/21/2022	35,901,821
Golub Capital Direct Lending Corp.	7/13/2021	30,750,000
HPS Mezzanine Partners 2019 LP	11/16/2020	8,181,064
HPS Mint Co-Invest Fund LP	5/25/2022	10,015,163
HPS Specialty Loan Fund V Feeder LP	5/14/2021	41,643,802
Luther Co-Invest, L.P.	7/15/2022	14,579,288
Marlin Credit Opportunity Fund LP	5/21/2021	100,408,617
Middle Market Credit Fund II, LLC	11/3/2020	12,708,191
Minerva Co-Invest LP	2/11/2022	14,720,019
Morgan Stanley Direct Lending Fund	7/16/2021	39,339,489
New Mountain Guardian III BDC, LLC	3/27/2020	100,000,000
New Mountain Guardian IV BDC, LLC	6/29/2022	7,500,000
NXT Capital Structured Note I, LLC	1/26/2022	78,669,379
Odyssey Company Investment Partners B L.P.	3/24/2022	1,555,423
Owl Rock Core Income Corp.	7/29/2021	150,000,000
Owl Rock Technology Finance Corp.	9/24/2020	35,000,000
Owl Rock Technology Finance Corp. II	12/30/2021	38,437,905
Providence Debt Fund III (Non-US) L.P.	3/31/2021	8,209,306
Proxima Onshore Co-Invest, L.P.	11/2/2021	3,376,329
Raven Asset Based Credit Fund II, LP	9/21/2021	15,002,471
Raven Senior Loan Fund LLC	5/5/2022	404,924,444
Redwood Enhanced Income Corp.	4/8/2022	26,556,582
Silver Point Loan Funding LLC	3/22/2022	428,370,888
Silver Point Specialty Credit Fund II, LP	12/15/2020	41,326,575
Sixth Street Lending Partners	8/31/2022	13,400,879
Stellus Private Credit BDC Feeder, LP	1/31/2022	12,450,000
Stone Point Credit Corp.	12/30/2022	851,839
Summit Partners Credit Offshore Fund II, LP	3/31/2022	6,932,335
TCW Direct Lending VIII LLC	1/31/2022	13,523,324
Thompson Rivers, LLC	6/29/2021	11,491,565
Varagon Capital Corporation	5/23/2022	19,296,490
Varagon Capital Direct Lending Fund, LP	3/25/2021	15,000,000
Varagon Structured Note Issuer I LLC	10/13/2021	415,000,000
Vista Credit Partner Fund III LP	9/15/2021	25,502,006
Waccamaw River, LLC	5/4/2021	11,278,065
Total		$4,367,836,704

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2022 (Unaudited)

SWAP CONTRACT

INTEREST RATE SWAPS

Counterparty[1]	Payments Made/Frequency	Payments Received/Frequency	Termination Date	Notional Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

PNC Bank, N.A	Daily Simple SOFR[2] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	$650,000,000	$-	$(29,690,904)
PNC Bank, N.A	Daily Simple SOFR[2] + 0.905% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	-	(6,112,473)
PNC Bank, N.A	Daily Simple SOFR[2] + 2.619% / Quarterly	7.06% / Semi-annually	12/6/2025	34,000,000	-	276,986
PNC Bank, N.A	Daily Simple SOFR[2] + 3.005% / Quarterly	7.10% / Semi-annually	12/6/2027	95,000,000	-	1,283,563
PNC Bank, N.A	Daily Simple SOFR[2] + 3.010% / Quarterly	7.10% / Semi-annually	12/6/2027	10,000,000	-	133,958
PNC Bank, N.A	Daily Simple SOFR[2] + 3.214% / Quarterly	7.17% / Semi-annually	12/6/2029	141,000,000	-	2,488,154
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.052% / Quarterly	5.44% / Semi-annually	7/19/2025	215,000,000	-	(3,120,140)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.263% / Quarterly	5.50% / Semi-annually	7/19/2026	130,000,000	-	(2,343,332)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.477% / Quarterly	5.61% / Semi-annually	7/19/2027	130,000,000	-	(2,923,875)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.688% / Quarterly	5.72% / Semi-annually	7/19/2029	160,000,000	-	(5,023,687)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.245% / Quarterly	5.50% / Semi-annually	7/19/2026	10,000,000	-	(216,616)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.684% / Quarterly	5.72% / Semi-annually	7/19/2029	40,000,000	-	(1,423,539)

TOTAL INTEREST RATE SWAPS						$(46,671,905)

[1]	Instrument is used in a hedge accounting relationship.
[2]	Reset daily with a five buseness day look back.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts

As of December 31, 2022 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at December 31, 2022	Unrealized Appreciation (Depreciation)
Australian Dollars	State Street	USD	March 06, 2023	(2,783,496)	$(1,891,775)	$(1,900,233)	$(8,458)
Australian Dollars	State Street	USD	March 31, 2023	(13,581,885)	(9,241,115)	(9,279,825)	(38,710)
Australian Dollars	State Street	USD	May 17, 2023	(18,969,241)	(12,840,279)	(12,984,597)	(144,318)
British Pound	State Street	USD	January 31, 2023	(8,291,115)	(10,014,838)	(10,031,451)	(16,613)
British Pound	State Street	USD	February 03, 2023	(4,686,229)	(5,655,440)	(5,670,329)	(14,889)
British Pound	State Street	USD	March 30, 2023	(7,563,257)	(9,392,053)	(9,164,030)	228,023
British Pound	State Street	USD	March 31, 2023	(67,410,008)	(79,421,533)	(81,655,978)	(2,234,445)
British Pound	State Street	USD	May 04, 2023	(2,014,326)	(2,277,816)	(2,441,858)	(164,042)
British Pound	State Street	USD	May 10, 2023	(1,752,605)	(2,055,542)	(2,124,869)	(69,327)
Canadian Dollars	State Street	USD	March 09, 2023	(11,556,621)	(8,524,468)	(8,540,117)	(15,649)
Canadian Dollars	State Street	USD	March 31, 2023	(129,583,852)	(95,735,093)	(95,798,364)	(63,271)
Euro	State Street	USD	January 19, 2023	(14,959,511)	(15,110,168)	(16,036,639)	(926,471)
Euro	State Street	USD	January 31, 2023	(3,053,714)	(3,264,726)	(3,276,039)	(11,313)
Euro	State Street	USD	February 03, 2023	(3,701,669)	(3,673,906)	(3,971,993)	(298,087)
Euro	State Street	USD	February 28, 2023	(11,711,082)	(12,239,251)	(12,588,094)	(348,843)
Euro	State Street	USD	March 13, 2023	(26,273,123)	(28,170,042)	(28,266,495)	(96,453)
Euro	State Street	USD	March 31, 2023	(241,800,965)	(259,339,235)	(260,342,438)	(1,003,203)
Euro	State Street	USD	April 28, 2023	(6,545,527)	(7,039,060)	(7,060,119)	(21,059)
Euro	State Street	USD	June 30, 2023	(8,670,951)	(9,356,563)	(9,390,641)	(34,078)
New Zealand Dollar	State Street	USD	March 31, 2023	(6,310,956)	(4,009,350)	(4,007,203)	2,147
Norwegian Krone	Marlin Credit Opportunities	USD	August 11, 2023	(13,125,000)	(1,451,399)	(1,354,274)	97,125
Swedish Krona	Marlin Credit Opportunities	USD	August 23, 2024	(11,250,000)	(1,279,529)	(1,114,191)	165,338

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(581,983,181)	$(586,999,777)	$(5,016,596)

USD – U.S. Dollar

Cliffwater Corporate Lending Fund

Notes to Consolidated Financial Statements
December 31, 2022 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company operating as an interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement currently offers Class I Shares. Only Class I shares have been issued as of December 31, 2022.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans (the foregoing investments listed in clauses (i) through (iv) are collectively referred to herein as the “Direct Loan Instruments”); (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) SPVs and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Consolidation of a Subsidiary

On February 3, 2020, CCLF SPV LLC (“CCLF SPV”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2022, net assets of the CCLF SPV were $3,541,022,044, or approximately 35.11% of the Fund’s total net assets.

On April 15, 2021, MCCW Holdings, LLC (“CCLF MCCW”) was formed as a limited liability company, and it is a wholly owned subsidiary of CCLF SPV. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF MCCW. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2022, net assets of the CCLF MCCW were $243,658,493, or approximately 2.42% of the Fund’s total net assets.

On May 25, 2021, CCLF Holdings LLC (“CCLF HOLD”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2022, net assets of the CCLF HOLD were $19,906,750, or approximately 0.20% of the Fund’s total net assets.

On July 26, 2021, CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D1). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2022, net assets of the CCLF HOLD (D1) were $8,681,166, or approximately 0.09% of the Fund’s total net assets.

On July 26, 2021, CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D2). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2022, net assets of the CCLF HOLD (D2) were $740,719,846, or approximately 7.34% of the Fund’s total net assets.

On March 16, 2022, CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of CCLF HOLD (D3). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2022, net assets of the CCLF HOLD (D3) were $11,688,213, or approximately 0.12% of the Fund’s total net assets.

On June 14, 2022, KCLF Holdings LLC (“KCLF Holdings”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments of the Fund includes the accounts of KCLF Holdings. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of December 31, 2022, net assets of the KCLF Holdings were $69,277,312, or approximately 0.69% of the Fund’s total net assets.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of December 31, 2022, the Fund had twenty-two outstanding forward currency contracts sold short.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. The change in fair value for the instrument is recorded in interest expense. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of December 31, 2022, the Fund had eleven outstanding interest rate swap contracts.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of December 31, 2022, the Fund had the following unfunded loan commitments as noted in the consolidated Schedule of Investments with a total principal amount of $1,346,727,408.

Borrower	Type	Principal Amount	Value
123Dentist, Inc.	Delayed Draw	$6,681,175	$4,886,248
123Dentist, Inc.	Delayed Draw	3,333,333	2,437,818
1364720 B.C. LTD	Delayed Draw	5,000,000	3,679,354
1364720 B.C. LTD	Revolver	2,000,000	1,460,648
A1 Garage Merger Sub, LLC	Delayed Draw	3,439,394	3,378,861
A1 Garage Merger Sub, LLC	Revolver	1,515,151	1,469,697
AAH Topco, LLC	Delayed Draw	2,239,038	2,197,276
AAH Topco, LLC	Revolver	423,729	412,643
Abracon Group Holdings, LLC	Delayed Draw	4,326,923	4,267,884
Abracon Group Holdings, LLC	Delayed Draw	2,163,462	2,133,942
Abracon Group Holdings, LLC	Revolver	865,385	844,911
Abracon Group Holdings, LLC	Revolver	1,730,769	1,689,822
ACI Group Holdings, Inc.	Delayed Draw	2,451,429	2,357,346
Acquia, Inc.	Revolver	124,810	123,732

ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	5,433,471	5,267,124
ADMA Bilogics, Inc.	Delayed Draw	3,571,429	3,533,754
Advarra Holdings, Inc.	Delayed Draw	352,200	349,118
AEC Parent Holdings, Inc.	Delayed Draw	1,123,541	1,102,585
Affinipay Midco, LLC	Delayed Draw	4,640,884	4,592,949
Affinipay Midco, LLC	Revolver	2,209,945	2,165,026
Affinity Hospice Intermediate Holdings, LLC	Delayed Draw	2,724,334	2,659,881
AG-Twin Brook Healthcare	Delayed Draw	9,930,556	9,828,947
AG-Twin Brook Industrials	Delayed Draw	17,760,000	17,661,193
AHR Intermediate, Inc.	Delayed Draw	10,500,000	10,396,963
Air Comm Corporation, LLC	Revolver	1,089,691	1,069,366
Air Comm Corporation, LLC	Revolver	2,223,265	2,181,797
Alcami Corporation	Delayed Draw	1,908,023	1,841,243
Alcami Corporation	Revolver	3,052,838	2,945,988
Alera Group Holdings, Inc.	Delayed Draw	1,110,001	1,087,801
Alera Group Holdings, Inc.	Delayed Draw	2,200,000	2,146,801
Alpine Acquisition Corp.	Revolver	475,868	457,462
Amba Buyer, Inc.	Delayed Draw	14,257,915	13,849,208
Amerilife Holdings LLC	Delayed Draw	1,636,364	1,593,553
Amerilife Holdings LLC	Revolver	2,454,545	2,365,751
Any Hour, LLC	Revolver	1,598,947	1,565,121
Apex Service Partners, LLC	Revolver	750,000	736,011
Apex Service Partners, LLC	First Lien Term Loan	186,512	180,232
Appfire Technologies, LLC	Delayed Draw	9,819,555	9,716,336
Appfire Technologies, LLC	Revolver	924,000	907,378
Applied Technical Services	Delayed Draw	2,659,091	2,572,990
Applied Technical Services	Revolver	545,455	527,793
Apptio, Inc.	Revolver	371,482	364,088
AQ Sage Buyer, LLC	Delayed Draw	13,463,102	12,976,066
AQ Sunshine, Inc.	Delayed Draw	12,366,667	11,950,254
AQ Sunshine, Inc.	Revolver	1,200,000	1,159,593

Armada Parent, Inc.	Delayed Draw	1,000,000	983,551
Armada Parent, Inc.	Revolver	2,383,333	2,344,131
ASG II, LLC	Delayed Draw	3,779,130	3,723,547
Aspen Opco, LLC	Revolver	2,840,909	2,795,034
Associations, Inc.	Revolver	23,133,333	22,894,598
Auveco Holdings, Inc.	Delayed Draw	1,973,684	1,917,108
Auveco Holdings, Inc.	Revolver	986,842	958,554
AVALARA, Inc.	Revolver	2,727,273	2,660,194
AWT Merger Sub, Inc.	Revolver	928,571	913,577
AxiomSL Group, Inc.	Delayed Draw	713,267	701,749
AxiomSL Group, Inc.	Revolver	731,098	719,293
Beacon Mobility Corp.	Revolver	1,000,000	979,346
Bendon	Revolver	1,800,000	1,728,575
Benefit Street Technology	Delayed Draw	4,444,444	4,304,704
Benefit Street Technology	Revolver	2,666,667	2,625,741
Berlin Packaging LLC	Second Lien Term Loan	2,828,099	2,651,684
Beta Plus Technologies, Inc.	Revolver	6,700,000	6,556,471
BetterCloud, Inc.	Revolver	2,512,669	2,464,643
BetterCloud, Inc.	Revolver	3,801,052	3,739,672
Bigtime Software, Inc.	Revolver	2,327,586	2,278,346
Biocare Medical LLC	Revolver	2,462,963	2,398,527
Blackbird Purchaser, Inc.	Delayed Draw	10,713,282	10,379,362
BlueHalo Global Holdings, LLC	Revolver	100,840	98,029
Bounteous, Inc.	Delayed Draw	4,300,000	4,150,904
Bounteous, Inc.	Revolver	738,000	712,411
BradyIFS Holdings LLC	Delayed Draw	3,760,262	3,685,056
BusinesSolver.com, Inc.	Delayed Draw	1,260,606	1,222,703
Carevet LLC	Delayed Draw	4,530,505	4,418,591
CC SAG Acquisition Corp.	Delayed Draw	1,356,643	1,304,355
CC SAG Acquisition Corp.	Revolver	699,301	672,348

CC WDW Borrower, Inc.	Delayed Draw	1,631,196	1,605,236
Cerity Partners, LLC	Revolver	443,192	434,926
CFGI Holdings, LLC	Delayed Draw	2,189,781	2,137,974
CFGI Holdings, LLC	Revolver	1,751,825	1,697,223
Cherry Bekaert Advisory LLC	Delayed Draw	2,648,734	2,612,593
Cherry Bekaert Advisory LLC	Revolver	1,661,392	1,626,246
Chronicle Bidco, Inc.	Delayed Draw	11,815,793	11,638,556
Citrin Cooperman Advisors, LLC	Delayed Draw	2,503,608	2,406,770
Citrin Cooperman Advisors, LLC	Delayed Draw	16,824,242	16,570,646
Cleo Communications Holding, LLC	Revolver	2,140,000	2,053,798
Club Car Wash	Delayed Draw	2,142,334	2,078,064
CNSI Holdings LLC	Revolver	1,735,776	1,674,771
Community Medical Acquisition Corp.	Delayed Draw	4,333,814	4,177,035
Community Medical Acquisition Corp.	Revolver	3,683,963	3,523,025
Connect America.com, LLC	Revolver	254,803	245,458
Consolidated Label Co.	Revolver	1,339,286	1,314,306
Consolidated Label Co.	Revolver	578,516	567,726
CORA Health Holdings Corp.	Delayed Draw	5,169,567	4,995,496
CORA Health Holdings Corp.	Revolver	269,231	260,165
Coretrust Purchasing Group LLC	Delayed Draw	596,443	587,496
Coretrust Purchasing Group LLC	Revolver	250,000	242,500
Coretrust Purchasing Group LLC	Delayed Draw	2,819,549	2,781,077
Coretrust Purchasing Group LLC	Revolver	2,819,549	2,738,726
Covaris Intermediate 3, LLC	Delayed Draw	5,921,053	5,622,645
Covaris Intermediate 3, LLC	Revolver	789,474	749,686
Covercraft Parent II	Delayed Draw	2,225,000	2,127,799
CPF Dental, LLC	Delayed Draw	1,469,355	1,419,879
Credit Connection, LLC	Revolver	600,000	594,795
CRS TH Holdings Corp	Revolver	4,237,288	3,988,937
D4C Dental Brands, Inc.	Delayed Draw	376,772	377,961
D4C Dental Brands, Inc.	Revolver	428,571	428,212

DataLink, LLC	Revolver	310,484	292,256
DCA Holdings LLC	Delayed Draw	178,732	170,487
Deca Dental Holdings, LLC	Delayed Draw	3,333,333	3,273,164
Deca Dental Holdings, LLC	Revolver	148,148	145,474
Denali Midco 2 LLC	Delayed Draw	6,000,000	5,803,277
DOCS MSO LLC	Delayed Draw	3,629,032	3,543,175
DOCS MSO LLC	Revolver	967,742	940,001
DOCS MSO LLC	Delayed Draw	2,419,355	2,362,117
DOCS MSO LLC	Revolver	645,161	626,668
DTI Holdco, Inc.	Revolver	529,183	504,529
Dwyer Instruments, Inc.	Delayed Draw	1,912,917	1,886,816
Dwyer Instruments, Inc.	Revolver	807,012	789,939
Dwyer Instruments, Inc.	Revolver	1,620,617	1,586,333
EAP Holdco, LLC	Delayed Draw	989,658	973,677
EAP Holdco, LLC	Revolver	2,005,426	1,973,042
Easy Ice, LLC	Delayed Draw	4,879,908	4,837,756
EdgeCo Buyer, Inc.	Delayed Draw	10,000,000	9,738,766
EDPO, LLC	Delayed Draw	713,333	689,314
Emburse, Inc.	Revolver	604,839	597,159
Emmes Blocker, Inc.	Delayed Draw	11,222,326	11,069,202
Emmes Blocker, Inc.	Delayed Draw	5,487,805	5,412,926
EP Wealth Advisors, LLC	Delayed Draw	12,600,000	12,413,190
ERC Holdings, LLC	Delayed Draw	2,201,183	2,099,512
ERC Holdings, LLC	Revolver	544,379	519,234
ERC Holdings, LLC	Revolver	2,552,204	2,434,319
ESG Investments, Inc	Delayed Draw	8,035,714	7,624,316
ESG Investments, Inc	Revolver	2,142,857	2,033,151
Explorer Investor, Inc.	Delayed Draw	5,232,558	4,895,348
Fingerpaint Marketing, Inc.	Delayed Draw	9,167,014	8,881,290
Fingerpaint Marketing, Inc.	Revolver	1,310,484	1,269,638
FLS Holding, Inc.	Revolver	2,000,000	1,957,890

Formerra LLC	Delayed Draw	237,231	233,376
Fortis Life Sciences, LLC	Delayed Draw	11,106,063	10,871,114
Fortis Life Sciences, LLC	Revolver	973,913	953,310
Fortis Solutions Group, LLC	Delayed Draw	10,000,000	9,912,632
Fortis Solutions Group, LLC	Delayed Draw	50,975	50,147
Fortis Solutions Group, LLC	Revolver	1,559,220	1,533,918
FSS Buyer LLC	Revolver	920,223	892,001
Gainsight, Inc.	Revolver	2,625,000	2,550,111
Galway Borrower, LLC	Delayed Draw	261,395	251,284
Galway Borrower, LLC	Revolver	694,552	667,687
Galway Borrower, LLC	Revolver	814,315	782,818
Galway Borrower, LLC	Revolver	293,856	282,490
Galway Borrower, LLC	Delayed Draw	127,566	122,632
Galway Borrower, LLC	Revolver	879,765	845,737
Gateway US Holdings, Inc.	Delayed Draw	800,000	776,608
Gateway US Holdings, Inc.	Delayed Draw	191,424	187,419
Gateway US Holdings, Inc.	Revolver	409,091	400,532
GovBrands Intermediate, Inc.	Delayed Draw	905,972	864,670
GovBrands Intermediate, Inc.	Revolver	91,700	87,520
Govdelivery Holdings, LLC	Revolver	356,410	349,762
Graffiti Buyer, Inc.	Delayed Draw	4,058,415	3,952,240
Graffiti Buyer, Inc.	Revolver	1,506,053	1,466,652
GSV Holding, LLC	Delayed Draw	21,106,691	20,660,179
Higginbotham Insurance Agency, Inc.	Delayed Draw	15,354,735	15,193,690
Higginbotham Insurance Agency, Inc.	Delayed Draw	8,607,500	8,517,222
HPS Specialty Loan Fund V Feeder LP	First Lien Term Loan	71,250,000	71,250,000
HPS Technology	Delayed Draw	19,008,661	22,666,709
HS Spa Holdings, Inc.	Revolver	303,643	295,999
HSI Halo Acquisition, Inc.	Revolver	175,000	169,984
iCIMS, Inc.	Revolver	184,671	180,995
iCIMS, Inc.	Revolver	1,904,761	1,860,663

Iconic Purchaser Corporation	Revolver	1,230,769	1,207,136
IG Investments	Revolver	433,526	409,627
Imagine Acquisitionco, Inc.	Delayed Draw	1,607,717	1,565,656
Imagine Acquisitionco, Inc.	Revolver	1,157,556	1,127,272
Indigo Buyer, Inc.	Delayed Draw	5,000,000	4,930,968
Indigo Buyer, Inc.	Revolver	1,666,667	1,627,053
Innovetive Petcare, LLC	Delayed Draw	4,220,317	4,183,863
insightsoftware	Revolver	690,589	671,928
Integrated Oncology Network, LLC	Revolver	83,957	83,886
Integrated Oncology Network, LLC	Delayed Draw	1,114,395	1,113,459
Integrated Oncology Network, LLC	Revolver	134,701	134,588
Integrated Power Services	Revolver	2,730,835	2,645,719
Integrity Marketing Acquisition, LLC	Delayed Draw	7,495,143	7,355,347
Integrity Marketing Acquisition, LLC	Revolver	2,686,356	2,478,163
Invicti Intermediate 2, LLC	Revolver	1,090,909	1,051,445
IQN Holding Corp.	Delayed Draw	1,335,080	1,315,874
IQN Holding Corp.	Revolver	577,540	566,371
Isaac Heating & Air Conditioning	Delayed Draw	947,368	929,699
Isaac Heating & Air Conditioning	Revolver	2,368,421	2,324,246
ISS Compressors Industries, Inc.	Revolver	10,417	10,312
IvyRehab Intermediate II, LLC	Delayed Draw	4,144,737	3,974,046
IvyRehab Intermediate II, LLC	Revolver	3,837,719	3,670,065
J S Held, LLC	Delayed Draw	8,433,275	8,332,276
JTM Foods, LLC	Revolver	559,597	542,155
JTM Foods, LLC	Delayed Draw	386,122	374,087
JTM Foods, LLC	Revolver	447,678	433,724
Kaseya Inc.	Delayed Draw	4,100,000	4,063,133
Kaseya Inc.	Revolver	4,100,000	4,032,430
KBP Brands, LLC	Delayed Draw	3,875,488	3,657,674
KBP Investments LLC	Delayed Draw	3,444,691	3,251,089
Keystone Agency Investors	Delayed Draw	8,286,504	8,118,092

Komline-Sanderson Group, Inc.	Delayed Draw	4,687,500	4,622,182
Komline-Sanderson Group, Inc.	Revolver	1,015,625	1,001,473
KPSKY Acquisition, Inc.	Delayed Draw	4,375,000	4,326,025
KWOR Acquisition, Inc.	Delayed Draw	15,313,231	14,912,608
KWOR Acquisition, Inc.	Revolver	1,687,231	1,643,090
Liberty Purchaser, LLC	Delayed Draw	1,937,210	1,877,678
Liberty Purchaser, LLC	Revolver	807,170	782,365
Life Science Intermediate Holdings, LLC	Delayed Draw	6,000,000	6,333,044
Life Science Intermediate Holdings, LLC	Delayed Draw	986,000	1,175,351
Life Science Intermediate Holdings, LLC	Delayed Draw	442,176	436,010
Life Science Intermediate Holdings, LLC	Revolver	188,281	185,656
Life Science Intermediate Holdings, LLC	Delayed Draw	1,067,167	1,052,285
Life Science Intermediate Holdings, LLC	Revolver	468,376	461,844
Life Science Intermediate Holdings, LLC	Delayed Draw	1,864,169	1,838,173
Lithium Technologies, LLC	Revolver	367,018	355,578
LJ Perimeter Buyer, Inc.	Delayed Draw	3,293,977	3,244,567
LJ Perimeter Buyer, Inc.	Delayed Draw	2,215,190	2,183,673
LMG Holdings, Inc.	Revolver	285,714	282,932
LOC Performance Products	Revolver	3,213,443	3,121,818
Majco LLC	Delayed Draw	3,983,333	3,849,206
Majco LLC	Revolver	1,200,000	1,156,589
ManTech International Corporation	Delayed Draw	13,379,260	13,195,925
ManTech International Corporation	Revolver	6,744,017	6,584,416
Margaritaville Enterprises LLC	Delayed Draw	5,108,297	4,980,459
Margaritaville Enterprises LLC	Revolver	312,500	304,680
MB2 Dental Solutions, LLC	Delayed Draw	3,472,222	3,441,282
MBS Holdings, Inc.	Revolver	1,271,186	1,241,112
Mc Group Ventures Corporation	Delayed Draw	1,634,615	1,607,401
Mclarens Midco, Inc.	Revolver	2,323,351	2,274,200
MedMark Services, Inc.	Delayed Draw	3,446,509	3,339,323

MedMark Services, Inc.	Delayed Draw	415,962	403,025
Mindbody, Inc.	Revolver	1,428,571	1,394,774
MN Acquisition, Inc.	Revolver	2,500,000	2,409,561
Motion & Control Enterprises LLC	Revolver	1,224,685	1,186,513
MRI Software LLC	Delayed Draw	9,195,000	8,948,917
MRI Software LLC	Revolver	2,159,885	2,102,081
National Dentex Labs LLC	Delayed Draw	390,805	382,361
National Dentex Labs LLC	Revolver	16,782	16,420
NCWS Intermediate, Inc.	Delayed Draw	30,884	29,380
Netwrix Corporation And Concept Searching Inc.	Delayed Draw	11,011,255	10,920,639
Netwrix Corporation And Concept Searching Inc.	Revolver	2,870,000	2,832,078
New Era Merger Sub, Inc.	Delayed Draw	153,958	151,611
New Era Merger Sub, Inc.	Revolver	58,641	57,747
New Era Merger Sub, Inc.	Revolver	110,751	109,062
New ILC Dover, Inc.	Delayed Draw	3,601,785	3,534,606
New ILC Dover, Inc.	Revolver	1,012,030	988,087
NL1 Acquire Corp.	Delayed Draw	1,182,780	1,139,969
NL1 Acquire Corp.	Delayed Draw	1,930,959	1,363,035
NL1 Acquire Corp.	Revolver	418,104	295,133
Northstar Recycling	Revolver	2,000,000	1,970,708
Novotech (Australia) Pty Limited	Delayed Draw	3,125,000	3,000,321
Oakbridge Insurance Agency LLC	Delayed Draw	13,070,690	12,606,560
Oakbridge Insurance Agency LLC	Revolver	394,253	380,253
OB Hospitalist Group	Revolver	1,122,137	1,099,188
OIA Acquisition, LLC	Delayed Draw	459,000	448,141
OIA Acquisition, LLC	Revolver	1,928,571	1,882,944
OIS Management Services, LLC	Delayed Draw	4,743,590	4,691,007
OIS Management Services, LLC	Revolver	1,423,077	1,407,302
Oliver Packaging, LLC	Revolver	1,269,841	1,249,836
Olympic Buyer, Inc.	Revolver	2,352,941	2,283,799
Omni Intermediate Holdings, LLC	Delayed Draw	1,549,296	1,532,810

Omni Intermediate Holdings, LLC	Delayed Draw	4,533,321	4,485,084
Omni Intermediate Holdings, LLC	Revolver	2,253,521	2,229,542
OneCare Media, LLC	Revolver	1,333,333	1,313,805
Ons Mso, LLC	Revolver	3,869,029	3,738,750
Org USME Buyer, LLC	Delayed Draw	743,478	731,473
Org USME Buyer, LLC	Revolver	936,232	921,114
Patriot Growth Insurance Services, LLC	Delayed Draw	1,854,545	1,796,742
Patriot Growth Insurance Services, LLC	Delayed Draw	30,625,656	30,361,119
Patriot Growth Insurance Services, LLC	Revolver	2,660,377	2,577,457
PC Dreamscape Opco, Inc.	Delayed Draw	3,289,474	3,220,652
PC Dreamscape Opco, Inc.	Revolver	1,052,632	1,020,199
PCS Software, Inc.	Revolver	363,714	363,408
PCX Holding Corp.	Revolver	437,500	428,201
PDQ	Revolver	1,764,706	1,747,696
Pediatric Home Respiratory Services, LLC	Delayed Draw	856,529	836,265
Pegasus Global Enterprise Holdings, LLC	Delayed Draw	1,268,825	1,257,865
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	6,839,286	6,801,368
Petrus Buyer, Inc.	Delayed Draw	5,494,505	5,416,095
Petrus Buyer, Inc.	Revolver	1,923,077	1,866,766
Ping Identity Corporation	Revolver	250,000	243,750
Pinnacle Dermatology Management, LLC	Delayed Draw	1,608,247	1,562,147
Pinnacle Dermatology Management, LLC	Revolver	773,196	764,582
Pinnacle Treatment Centers, Inc.	Revolver	285,714	279,286
Pinnacle Treatment Centers, Inc.	Revolver	503,862	492,525
Polyphase Elevator Holding Company	Delayed Draw	17,619,000	17,158,054
Potter Electric Signal Company, LLC	Delayed Draw	2,647,890	2,591,874
Potter Electric Signal Company, LLC	Revolver	637,591	624,103
PPV Intermediate Holdings LLC	Delayed Draw	4,619,299	4,579,398

PPV Intermediate Holdings LLC	Revolver	1,852,796	1,818,238
PPV Intermediate Holdings LLC	Delayed Draw	1,875,000	1,854,110
PPV Intermediate Holdings LLC	First Lien Term Loan	20,313	19,832
Premier Imaging, LLC	Delayed Draw	10,332,779	10,191,791
Prism Parent Co., Inc.	Delayed Draw	601,852	595,833
ProcessUnity Holdings, LLC	Delayed Draw	750,000	722,488
ProcessUnity Holdings, LLC	Revolver	750,000	716,588
QF Holdings, Inc.	Revolver	263,158	256,273
Quality Automotive Services, LLC	Revolver	1,477,132	1,427,394
Quantic Electronics, LLC	Revolver	128,641	125,920
Quantic Electronics, LLC	Delayed Draw	953,898	933,718
Quantic Electronics, LLC	Revolver	57,038	55,832
R1 Holdings LLC	Delayed Draw	3,507,290	3,454,681
R1 Holdings LLC	Revolver	2,097,285	2,034,367
Race Winning Brands, Inc.	Revolver	1,305,774	1,271,612
RADWELL	Revolver	1,744,152	1,690,734
Radwell International, LLC	Delayed Draw	7,303,400	7,118,543
Radwell International, LLC	Revolver	2,921,300	2,847,359
Rally Buyer, Inc.	Delayed Draw	3,000,000	2,959,066
Rally Buyer, Inc.	Revolver	1,500,000	1,464,512
Rally Buyer, Inc.	Delayed Draw	3,364,360	3,318,454
Rally Buyer, Inc.	Revolver	1,682,180	1,642,382
Ranger Buyer, Inc.	Revolver	1,923,077	1,901,652
Raven Buyer, Inc.	Revolver	1,636,364	1,618,133
RB Holdings Interco, LLC	Delayed Draw	2,770,160	2,683,818
RB Holdings Interco, LLC	Revolver	230,847	222,496

RCS Healthcare	Revolver	118,056	117,627
RCS Industrials	Revolver	285,714	285,392
Recorded Future, Inc.	Revolver	178,771	176,108
Redwood Services Group, LLC	Delayed Draw	2,683,663	2,655,968
RefrigiWear, LLC	Revolver	2,601,896	2,553,366
Regent Holding Company, LLC	Revolver	1,409,774	1,370,562
Revalize, Inc.	Delayed Draw	5,643,832	5,551,289
Riskonnect Parent, LLC	Delayed Draw	30,882,250	30,622,406
Royal Buyer, LLC	Delayed Draw	500,000	495,000
Royal Buyer, LLC	Revolver	191,667	187,833
RQM Buyer, Inc.	Delayed Draw	4,687,500	4,655,786
RSC Acquisition, Inc.	Revolver	8,690,548	8,376,163
RSC Acquisition, Inc.	Delayed Draw	2,120,526	2,043,815
S4T Holdings Corp.	Delayed Draw	4,545,455	4,492,537
Safety Borrower Holdings	Revolver	677,966	653,214
SailPoint Technologies, Inc.	Revolver	603,840	597,113
Securonix, Inc.	Revolver	2,288,135	2,285,555
Seismic Software, Inc.	Delayed Draw	1,089,558	1,055,598
Seismic Software, Inc.	Revolver	272,390	263,900
Seismic Software, Inc.	Delayed Draw	26,204,082	25,387,334
Seko Global Logistics Network, LLC	Revolver	32,358	31,463
Service Compression, LLC	Delayed Draw	2,372,264	2,280,606
Smile Doctors, LLC	Delayed Draw	10,283,632	10,091,827
Smile Doctors, LLC	Revolver	1,130,742	1,109,652
Sonar Acquisitionco, Inc.	Revolver	2,693,750	2,630,020

Sonny's Enterprises, LLC	Revolver	640,244	639,707
Spanx, LLC	Revolver	10,806,314	10,797,245
Spartronics LLC	Revolver	597,086	583,854
Spirit RR Holdings, Inc.	Revolver	100,316	97,307
Spotless Brands, LLC	Revolver	250,000	245,000
Stanton Carpet Corp.	Revolver	1,189,468	1,158,350
Summit Buyer, L.L.C.	Delayed Draw	3,270,591	3,189,939
Summit Buyer, L.L.C.	Delayed Draw	1,898,298	1,851,486
Summit Buyer, L.L.C.	Revolver	1,382,979	1,348,875
SWK Buyer, Inc.	Delayed Draw	3,070,175	3,066,714
SWK Buyer, Inc.	Revolver	736,842	732,322
Syntax Systems Ltd.	Delayed Draw	4,950,495	4,818,502
Syntax Systems Ltd.	Revolver	660,066	642,467
System Planning and Analysis, Inc.	Delayed Draw	3,643,011	3,597,498
System Planning and Analysis, Inc.	Revolver	2,195,341	2,151,532
Tamarack Intermediate, L.L.C.	Revolver	2,485,938	2,359,739
Tank Holding Corp.	Revolver	1,424,332	1,387,782
The Smilist Management, Inc.	Delayed Draw	2,955,422	2,931,135
The Smilist Management, Inc.	Revolver	356,075	353,149
The Ultimus Group Midco, LLC	Revolver	1,424,528	1,422,922
The Vertex Companies, Inc.	Delayed Draw	820,565	753,014
The Vertex Companies, Inc.	Revolver	1,043,478	957,576
TheKey, LLC	Delayed Draw	19,468,737	18,813,183
THG Acquisition, LLC	Delayed Draw	5,957,020	5,890,652
THG Acquisition, LLC	Revolver	743,884	735,596
Thunder Purchase, Inc.	Revolver	1,136,691	1,078,497

TigerConnect, Inc.	Delayed Draw	419,818	418,819
TigerConnect, Inc.	Revolver	1,875,000	1,870,539
Tilley Chemical Co., Inc.	Revolver	457,629	441,856
Tilley Chemical Co., Inc.	Revolver	711,868	687,331
Time Manufacturing Acquisition, LLC	Revolver	767,123	724,190
Titan Group Holdco, LLC	Delayed Draw	3,236,317	3,143,547
Titan Group Holdco, LLC	Revolver	725,000	704,218
TMC Buyer, Inc.	Delayed Draw	253,834	220,835
Trackforce Acquireco, Inc.	Revolver	1,113,074	1,092,314
Transtar Holding Company	Delayed Draw	1,448,276	1,418,580
Tribute Technology Holdings, LLC	Revolver	3,487,842	3,387,862
Trident Maritime Systems, Inc.	Revolver	222,222	219,413
Trident Maritime Systems, Inc.	Revolver	777,778	767,944
Troy Gastroenterology, P.C.	Delayed Draw	2,122,266	2,120,485
Troy Gastroenterology, P.C.	Revolver	394,089	393,758
Trunk Acquisition, Inc.	Revolver	1,193,049	1,191,704
Trunk Acquisition, Inc.	Revolver	2,500,000	2,497,181
Turbo Buyer, Inc.	Delayed Draw	3,000,000	2,888,769
TurningPoint Healthcare Solutions, LLC	Revolver	1,816,524	1,764,453
Uniguest	Delayed Draw	2,631,579	2,605,263
Uniguest	Revolver	473,684	468,947
United Musculoskeletal Partners Acquisition Holdings, LLC	Delayed Draw	3,600,543	3,567,762
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	1,724,138	1,691,980
Urology Management Holdings, Inc.	Delayed Draw	1,287,014	1,240,456
Urology Management Holdings, Inc.	Revolver	1,190,476	1,147,410

USRP Holdings, Inc.	Delayed Draw	6,892,844	6,678,003
USRP Holdings, Inc.	Revolver	645,161	625,052
USRP Holdings, Inc.	Revolver	3,145,613	3,047,568
V Global Holdings LLC	Revolver	13,733,274	13,167,703
Vale Insurance Services LLC	Revolver	2,419,355	2,330,272
Vardiman Black Holdings, LLC	Delayed Draw	3,334,994	3,276,683
Vital Care Buyer, LLC	Revolver	1,481,481	1,447,174
VRC Companies, LLC	Delayed Draw	3,466,032	3,417,130
VRC Companies, LLC	Revolver	625,000	616,182
VSG Acquisition Corp.	Delayed Draw	6,521,667	6,352,071
VSG Acquisition Corp.	Revolver	828,333	806,792
Water Holdings Acquisition, LLC	Delayed Draw	3,817,808	3,737,338
Water Holdings Acquisition, LLC	Revolver	519,305	495,434
Wealth Enhancement Group, LLC	Revolver	439,990	427,378
Wealth Enhancement Group, LLC	Delayed Draw	4,122,568	4,014,714
Web P.T., Inc.	Revolver	950,893	929,586
Wilson Electronics Holdings, LLC	Delayed Draw	9,226,000	9,174,850
WorkForce Software, LLC	Revolver	154,412	150,179
World Insurance Associates, LLC	Delayed Draw	10,120,000	10,063,894
World Insurance Associates, LLC	Delayed Draw	10,015,101	9,702,943
Xifin, Inc.	Delayed Draw	1,649,591	1,585,787
Xifin, Inc.	Revolver	2,055,992	1,976,468
Zavation Medical Products, LLC	Revolver	1,094,595	1,063,218
Zendesk, Inc.	Delayed Draw	1,847,826	1,829,348
Total		$1,346,100,603	$1,317,860,054

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the consolidated Schedule of Investments and footnote 10 thereto. For the period ended December 31, 2022, the average balance outstanding and weighted average interest rate were $4,436,182 and 3.68%, respectively.

	December 31, 2022
	Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 days	30–90 days	Greater Than 90 days	Total
Collateralized Loan Obligations	$—	$—	$3,825,000	$—	$3,825,000
Total	$—	$—	$3,825,000	$—	$3,825,000

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement.

On October 31, 2022, the Fund entered into sale/buy-back agreements with Macquarie US Trading LLC (“Macquarie”), and pursuant to such agreements, the Fund assigned certain assets to Macquarie, with a corresponding repurchase obligation at an agreed-upon price within 120 days after the sale date (the “Macquarie Sale/Buy-Back”). The Macquarie Sale/Buy-Back has a funding cost of 2.0485 basis points (0.020485%) per day and is not subject to any additional fees. As of December 31, 2022, secured borrowings pursuant to the Macquarie Sale/Buy-Back were $452,440,533 with a maturity of 30-90 days. Secured borrowings outstanding as of December 31, 2022 with Macquarie were as follows:

Loan Name	Trade Date	Maturity Date	Amount
Anaplan, Inc.	October 31, 2022	February 28, 2023	$19,860,000
Associations, Inc.	October 31, 2022	February 28, 2023	16,880,861
Avalara, Inc.	October 31, 2022	February 28, 2023	22,602,273
BetterCloud, Inc.	October 31, 2022	February 28, 2023	12,751,179
Color Intermediate, LLC	October 31, 2022	February 28, 2023	34,118,150
Gainsight, Inc.	October 31, 2022	February 28, 2023	15,342,935
GS Acquisition, Inc.	October 31, 2022	February 28, 2023	17,693,885
Kaseya Inc.	October 31, 2022	February 28, 2023	52,504,800
KWOR Acquisition, Inc.	October 31, 2022	February 28, 2023	9,274,877
Marcone Yellowstone Buyer Inc.	October 31, 2022	February 28, 2023	15,863,082
PCF Insurance Services	October 31, 2022	February 28, 2023	16,911,900
PDQ.COM Corporation	October 31, 2022	February 28, 2023	7,931,996
Project Leopard Holdings, Inc.	October 31, 2022	February 28, 2023	42,576,000
PT Intermediate Holdings III, LLC	October 31, 2022	February 28, 2023	15,983,332
Radwell Parent, LLC	October 31, 2022	February 28, 2023	39,913,323
Riskonnect Parent, LLC	October 31, 2022	February 28, 2023	19,340,795
Securonix, Inc.	October 31, 2022	February 28, 2023	9,448,094
Tank Holding Corp.	October 31, 2022	February 28, 2023	46,249,286
TigerConnect, Inc.	October 31, 2022	February 28, 2023	9,538,594
User Zoom Technologies, Inc.	October 31, 2022	February 28, 2023	27,655,171
Total			$452,440,533

Senior Notes

On March 29, 2022, the Fund issued Series A Senior Secured Notes (the “Notes”) in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series B, Series C, Series E, and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $635 million with various maturities. On September 29, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series H, Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $270 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

Guarantors.

The table below sets forth a summary of the key terms of the series of Notes outstanding at December 31, 2022.

Series	Principal Outstanding December 31, 2022	Payment Frequency	Unamortized Offering Costs	Value December 31, 2022	Fixed Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$74,127	$620,234,969	4.10%	March 28, 2027
A	250,000,000	Semi-Annual	28,509	243,859,018	4.10%	March 28, 2027
B	215,000,000	Semi-Annual	67,169	211,812,691	5.44%	July 19, 2025
C	130,000,000	Semi-Annual	42,411	127,614,257	5.50%	July 19, 2026
D	10,000,000	Semi-Annual	3,262	9,780,122	5.50%	July 19, 2026
E	130,000,000	Semi-Annual	43,492	127,032,633	5.61%	July 19, 2027
F	160,000,000	Semi-Annual	55,049	154,921,264	5.72%	July 19, 2029
G	40,000,000	Semi-Annual	13,763	38,562,698	5.72%	July 19, 2029
H	34,000,000	Semi-Annual	741,634	33,535,352	7.06%	December 6, 2025
I	95,000,000	Semi-Annual	2,302,175	93,981,388	7.10%	December 6, 2027
I	10,000,000	Semi-Annual	242,334	9,891,624	7.10%	December 6, 2027
J	141,000,000	Semi-Annual	3,865,425	139,622,729	7.17%	December 6, 2029

The value presented above approximates fair value. The Fund categorizes the Notes as Level 2 securities within the fair value hierarchy.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

Federal Income Taxes

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of December 31, 2022.

For U.S. income tax purposes, CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), CCLF HOLD (D3), and KCLF Holdings are a disregarded entity and therefore is not subject to U.S. income taxes. As a wholly owned subsidiary, CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), CCLF HOLD (D3) and KCLF Holdings’ net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income and net capital gain. CCLF HOLD is a limited liability company that has elected to be taxed as a corporation and is therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold under Rule 144A of the Securities Act of 1933, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

3. Fair Value of Investments

Fair value – Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in private investment funds measured based upon Net Asset Value (“NAV”) as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Investment Manager in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of December 31, 2022:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$-	$22,273,071	$9,679,149,178	$-	$9,701,422,249
Private Investment Vehicles	-	-	6,282,924	4,444,758,595	4,451,041,519
Collateralized Loan Obligations	-	9,228,394	72,935,771	-	82,164,165
Preferred Stocks	-	-	77,579,212	-	77,579,212
Subordinated Debt	-	-	5,490,768	-	5,490,768
Common Stocks	-	-	9,203,195	-	9,203,195
Warrants	-	-	5,195,754	-	5,195,754
Short-Term Investments	90,649,075	-	-	-	90,649,075
Total Investments, at fair value	$90,649,075	$31,501,465	$9,855,836,802	$4,444,758,595	$14,422,745,937

Other Financial Instruments[1]
Forward Contracts	$-	$492,633	$-	$-	$492,633
Swap Contracts	-	4,182,661	-	-	4,182,661
Total Assets	$90,649,075	$36,176,759	$9,855,836,802	$4,444,758,595	$14,427,421,231
Liabilities
Investments, at fair value
Reverse Repurchase Agreement	$-	$3,825,000	$-	$-	$3,825,000
Other Financial Instruments[1]
Forward Contracts	-	5,509,229	-	-	5,509,229
Swap Contracts	-	50,854,566	-	-	50,854,566
Total Liabilities, at fair value	$-	$60,188,795	$-	$-	$60,188,795

[1]	Other financial instruments are derivative instruments such as forward contracts and swap contracts. Forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2022:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt	Warrants	Common Stocks	Total
Balance as of April 1, 2022	$6,319,615,266	$6,510,925	$90,396,005	$88,501,915	$5,468,056	$1,279,790	$5,561,463	$6,517,333,420
Purchases	5,613,410,791	25,000	52,110,000	39,957,630	-	-	1,500,000	5,707,003,421
Sales/Paydowns	(2,191,571,005)	-	(55,193,858)	(50,875,000)	-	-	-	(2,297,639,863)
Realized gains (losses)[1]	7,328,961	-	112,478	-	-	-	-	7,441,439
Original issue discount and amendment fees	(25,984,507)	225,000	-	-	-	-	-	(25,759,507)
Accretion	8,204,606	-	107,540	-	-	-	-	8,312,146
Change in Unrealized appreciation (depreciation)	(131,285,366)	(478,001)	(8,202,325)	(5,333)	22,712	3,915,964	2,141,732	(133,890,617)
Transfers In2	79,430,432	-	2,834,325	-	-	-	-	82,264,757
Transfers Out[3]	-	-	(9,228,394)	-	-	-	-	(9,228,394)
Balance as of December 31, 2022	$9,679,149,178	$6,282,924	$72,935,771	$77,579,212	$5,490,768	$5,195,754	$9,203,195	$9,855,836,802

[1]	Senior Secured Loans includes paydown gains (losses) of $7,329,337.

[2]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.

[3]	Transferred from Level 3 to Level 2 because observable market data became available for the investments.